UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07428

Voya Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Diversified Emerging Markets Debt Fund

Voya Diversified International Fund

Voya Global Bond Fund

Voya Global Equity Dividend Fund

Voya Global Equity Fund

Voya Global Perspectives® Fund

Voya Global Real Estate Fund

Voya International Core Fund

Voya International Real Estate Fund

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya Multi-Manager International Small Cap Fund

Voya Russia Fund

The schedules are not audited.

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 97.3%
	Affiliated Investment Companies: 97.3%
552,244	Voya Emerging Markets Corporate Debt Fund - Class P	$5,494,825	32.8
592,115	Voya Emerging Markets Hard Currency Debt Fund - Class P	5,808,645	34.6
660,676	@ Voya Emerging Markets Local Currency Debt Fund - Class P	5,007,924	29.9

	Total Mutual Funds
	(Cost $16,126,619)	16,311,394	97.3

SHORT-TERM INVESTMENTS: 2.5%
	Mutual Funds: 2.5%
424,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.390%††
	(Cost $424,000)	424,000	2.5

	Total Short-Term Investments
	(Cost $424,000)	424,000	2.5

	Total Investments in Securities (Cost $16,550,619)	$16,735,394	99.8
	Assets in Excess of Other Liabilities	31,012	0.2
	Net Assets	$16,766,406	100.0

††	Rate shown is the 7-day yield as of July 31, 2016.
@	Non-income producing security.

Cost for federal income tax purposes is $16,555,122.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$180,272
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$180,272

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2016
Asset Table
Investments, at fair value
Mutual Funds	$16,311,394	$–	$–	$16,311,394
Short-Term Investments	424,000	–	–	424,000
Total Investments, at fair value	$16,735,394	$–	$–	$16,735,394
Other Financial Instruments+
Forward Foreign Currency Contracts	–	273	–	273
Total Assets	$16,735,394	$273	$–	$16,735,667

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2016
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(325)	$–	$(325)
Total Liabilities	$–	$(325)	$–	$(325)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 7/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$316,533	$5,143,550	$(37,761)	$72,503	$5,494,825	$34,550	$(1,762)	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	441,769	5,368,550	(97,593)	95,919	5,808,645	51,550	(993)	-
Voya Emerging Markets Local Currency Debt Fund - Class P	253,883	4,702,600	-	51,441	5,007,924	-	-	-
	$1,012,185	$15,214,700	$(135,354)	$219,863	$16,311,394	$86,100	$(2,755)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At July 31, 2016, the following forward foreign currency contracts were outstanding for Voya Diversified Emerging Markets Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	Turkish Lira	56,545	Buy	08/12/16	$18,615	$18,882	$267
JPMorgan Chase & Co.	Colombian Peso	5,499,560	Buy	08/12/16	1,781	1,787	6
							$273

Barclays Bank PLC	Turkish Lira	56,545	Sell	08/12/16	$18,631	$18,882	$(251)
BNP Paribas Bank	Russian Ruble	627,550	Sell	08/12/16	9,411	9,485	(74)
							$(325)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$273
Total Asset Derivatives		$273

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$325
Total Liability Derivatives		$325

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2016:

	BNP Paribas Bank	Barclays Bank PLC	Citigroup, Inc.	JPMorgan Chase & Co.	Totals
Assets:
Forward foreign currency contracts	$-	$-	$267	$6	$273
Total Assets	$-	$-	$267	$6	$273

Liabilities:
Forward foreign currency contracts	$74	$251	$-	$-	$325
Total Liabilities	$74	$251	$-	$-	$325

Net OTC derivative instruments by counterparty, at fair value	$(74)	$(251)	$267	$6	$(52)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-

Net Exposure(1)	$(74)	$(251)	$267	$6	$(52)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Diversified International Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.5%
153,520	iShares MSCI EAFE Index Fund	$8,907,230	18.5

	Total Exchange-Traded Funds
	(Cost $9,573,177)	8,907,230	18.5

MUTUAL FUNDS: 81.5%
	Affiliated Investment Companies: 81.5%
1,390,199	Voya International Core Fund - Class I	12,664,712	26.4
254,745	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,435,366	5.1
2,062,889	@ Voya Multi-Manager International Equity Fund - Class I	21,598,445	44.9
49,623	Voya Multi-Manager International Small Cap Fund - Class I	2,444,450	5.1

	Total Mutual Funds
	(Cost $35,499,146)	39,142,973	81.5

	Total Investments in Securities (Cost $45,072,323)	$48,050,203	100.0
	Assets in Excess of Other Liabilities	15,333	0.0
	Net Assets	$48,065,536	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $46,005,617.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,643,827
Gross Unrealized Depreciation	(1,599,241)

Net Unrealized Appreciation	$2,044,586

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,907,230	$–	$–	$8,907,230
Mutual Funds	39,142,973	–	–	39,142,973
Total Investments, at fair value	$48,050,203	$–	$–	$48,050,203

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 7/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya International Core Fund - Class I	$15,037,336	$1,662,749	$(3,277,421)	$(757,952)	$12,664,712	$156,964	$(11,413)	$213,919
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,783,569	171,387	(3,831,269)	311,679	2,435,366	80,767	(437,203)	-
Voya Multi-Manager International Equity Fund - Class I	25,203,551	985,307	(3,659,172)	(931,241)	21,598,445	310,787	(76,527)	228,679
Voya Multi-Manager International Small Cap Fund - Class I	2,814,173	69,861	(231,557)	(208,027)	2,444,450	33,153	211,064	-
	$48,838,629	$2,889,304	$(10,999,419)	$(1,585,541)	$39,142,973	$581,671	$(314,079)	$442,598

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.0%
		Argentina: 0.2%
1,000,000	#	YPF SA, 8.500%, 03/23/21	$1,075,000	0.2

		Australia: 0.1%
480,000		National Australia Bank Ltd./New York, 2.500%, 07/12/26	477,500	0.1

		Bermuda: 0.1%
322,000	#	Digicel Ltd., 6.750%, 03/01/23	300,104	0.1

		Brazil: 0.4%
1,600,000		Petrobras Global Finance BV, 8.750%, 05/23/26	1,667,520	0.4

		Canada: 0.2%
230,000		Bank of Montreal, 1.500%, 07/18/19	231,026	0.0
703,000		Goldcorp, Inc., 3.700%, 03/15/23	732,132	0.2
			963,158	0.2

		Cayman Islands: 0.3%
1,078,000		Alibaba Group Holding Ltd, 3.600%, 11/28/24	1,123,093	0.3

		Chile: 0.1%
500,000	#	Corp Nacional del Cobre de Chile, 4.500%, 09/16/25	537,991	0.1

		France: 0.9%
903,000		BPCE SA, 2.500%, 12/10/18	924,546	0.2
942,000	#	BPCE SA, 5.150%, 07/21/24	997,597	0.2
764,000	#	Electricite de France SA, 2.350%, 10/13/20	786,499	0.2
1,250,000	#	SFR Group SA, 6.000%, 05/15/22	1,226,562	0.3
			3,935,204	0.9

		Guernsey: 0.2%
978,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	979,830	0.2

		India: 0.4%
1,300,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	1,350,684	0.3
492,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	507,990	0.1
			1,858,674	0.4

		Ireland: 0.4%
1,207,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	1,252,797	0.3
541,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	623,913	0.1
			1,876,710	0.4

		Italy: 0.2%
1,016,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	1,048,279	0.2

		Jamaica: 0.1%
243,000		Digicel Ltd., 6.000%, 04/15/21	228,420	0.1

		Japan: 0.5%
1,138,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 2.300%, 03/05/20	1,158,375	0.3
255,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	267,448	0.1
554,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/26	607,336	0.1
			2,033,159	0.5

		Luxembourg: 0.2%
1,000,000		Actavis Funding SCS, 2.350%, 03/12/18	1,015,119	0.2

		Mexico: 0.5%
567,000	#	Cemex SAB de CV, 6.125%, 05/05/25	584,010	0.1
1,175,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	1,271,937	0.3
289,000	#	Nemak SA de CV, 5.500%, 02/28/23	301,283	0.1
			2,157,230	0.5

		Netherlands: 1.0%
672,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	751,304	0.2
200,000		Lukoil International Finance BV, 4.563%, 04/24/23	203,250	0.1
750,000	#	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	782,813	0.2
573,000		Shell International Finance BV, 1.625%, 11/10/18	578,245	0.1
1,027,000		Shell International Finance BV, 3.250%, 05/11/25	1,084,523	0.2
820,000		Shell International Finance BV, 4.000%, 05/10/46	846,407	0.2
			4,246,542	1.0

		Norway: 0.1%
565,000		Statoil ASA, 2.450%, 01/17/23	576,772	0.1

		Russia: 0.3%
400,000	#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	429,000	0.1
1,000,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 5.550%, 10/28/20	1,056,477	0.2
			1,485,477	0.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Sweden: 0.2%
984,000	#	Nordea Bank AB, 5.500%, 09/29/49	$977,850	0.2

		Switzerland: 0.6%
1,635,000	#	Credit Suisse AG, 6.500%, 08/08/23	1,790,325	0.4
893,000		UBS AG/Stamford CT, 7.625%, 08/17/22	1,040,345	0.2
			2,830,670	0.6

		United Arab Emirates: 0.3%
1,080,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	1,251,137	0.3

		United Kingdom: 0.7%
478,000		Aon PLC, 2.800%, 03/15/21	492,356	0.1
527,000	#	Barclays Bank PLC, 6.050%, 12/04/17	551,180	0.1
1,457,000		Santander UK PLC, 2.375%, 03/16/20	1,471,513	0.3
627,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	664,512	0.2
			3,179,561	0.7

		United States: 18.0%
741,000		21st Century Fox America, Inc., 5.400%, 10/01/43	904,499	0.2
774,000		21st Century Fox America, Inc., 6.900%, 03/01/19	878,187	0.2
1,018,000		AbbVie, Inc., 2.500%, 05/14/20	1,046,058	0.2
360,000		AbbVie, Inc., 2.850%, 05/14/23	368,200	0.1
140,000		Albemarle Corp., 3.000%, 12/01/19	142,764	0.0
414,000		American Tower Corp., 3.500%, 01/31/23	431,569	0.1
252,000		Amsurg Corp., 5.625%, 07/15/22	265,545	0.1
735,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	762,479	0.2
1,135,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	1,198,196	0.3
385,000		Antero Resources Corp., 5.375%, 11/01/21	370,562	0.1
2,656,000		Apple, Inc., 3.200%, 05/13/25	2,841,256	0.6
487,000		AT&T, Inc., 3.000%, 06/30/22	505,978	0.1
1,657,000		AT&T, Inc., 3.600%, 02/17/23	1,763,103	0.4
1,419,000		AT&T, Inc., 5.150%, 03/15/42	1,605,184	0.4
970,000		AT&T, Inc., 5.350%, 09/01/40	1,105,912	0.2
682,000		Bank of America Corp., 3.300%, 01/11/23	711,987	0.2
402,000		Bank of America Corp., 3.875%, 08/01/25	432,041	0.1
750,000		Bank of America Corp., 4.100%, 07/24/23	818,633	0.2
466,000		Bank of America Corp., 4.000%, 04/01/24	503,631	0.1
743,000		Bank of New York Mellon Corp., 2.050%, 05/03/21	755,949	0.2
875,000		CBRE Services, Inc., 5.250%, 03/15/25	937,574	0.2
393,000		CBS Corp., 3.700%, 08/15/24	416,555	0.1
498,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	516,364	0.1
1,015,000		Celgene Corp., 4.000%, 08/15/23	1,099,501	0.2
778,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	846,043	0.2
490,000		Chevron Corp., 2.419%, 11/17/20	508,413	0.1
650,000		Chevron Corp., 2.954%, 05/16/26	671,218	0.2
1,032,000		Citigroup, Inc., 4.000%, 08/05/24	1,080,620	0.2
724,000		Citigroup, Inc., 5.500%, 09/13/25	825,902	0.2
1,138,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	1,160,341	0.3
285,000		Comcast Corp., 2.350%, 01/15/27	286,236	0.1
910,000	#	COX Communications, Inc., 2.950%, 06/30/23	869,871	0.2
1,283,000		CVS Health Corp., 2.800%, 07/20/20	1,343,483	0.3
587,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 4.420%, 06/15/21	614,307	0.1
620,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 5.450%, 06/15/23	657,689	0.1
576,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 6.020%, 06/15/26	619,103	0.1
600,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	602,674	0.1
624,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	710,752	0.2
212,000		DPL, Inc., 6.500%, 10/15/16	212,662	0.0
440,000		Duke Energy Carolinas LLC, 2.500%, 03/15/23	458,273	0.1
487,000		Eastman Chemical Co., 2.700%, 01/15/20	503,590	0.1
1,119,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	1,156,900	0.3
211,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	243,557	0.1
1,844,000		Entergy Corp., 5.125%, 09/15/20	2,032,081	0.5
597,000		Enterprise Products Operating LLC, 6.450%, 09/01/40	745,697	0.2
636,000		Exxon Mobil Corp., 2.222%, 03/01/21	656,461	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
557,000		Fifth Third Bancorp, 8.250%, 03/01/38	$854,746	0.2
1,128,000		FirstEnergy Corp., 4.250%, 03/15/23	1,200,377	0.3
500,000		Ford Motor Credit Co. LLC, 5.000%, 05/15/18	528,881	0.1
400,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	477,644	0.1
600,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	662,250	0.1
432,000		General Electric Co., 4.375%, 09/16/20	481,912	0.1
135,000		General Electric Co., 6.750%, 03/15/32	191,975	0.0
583,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	611,466	0.1
482,000	#	Glencore Funding LLC, 2.500%, 01/15/19	475,931	0.1
427,000		Goldman Sachs Group, Inc., 2.625%, 04/25/21	435,465	0.1
1,340,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	1,521,892	0.3
1,024,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	1,355,732	0.3
530,000		HCA, Inc., 5.250%, 04/15/25	568,425	0.1
786,000	#	Kraft Heinz Foods Co., 3.950%, 07/15/25	867,202	0.2
408,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	413,044	0.1
307,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	314,424	0.1
694,000		Huntington Bancshares, Inc., 2.600%, 08/02/18	707,287	0.2
623,000		Huntington National Bank, 2.200%, 11/06/18	631,731	0.1
367,000		Indiana Michigan Power Co., 7.000%, 03/15/19	415,985	0.1
425,000		Intel Corp., 2.600%, 05/19/26	436,620	0.1
1,025,000	#	JBS USA LLC, 5.875%, 07/15/24	1,025,000	0.2
624,000		JM Smucker Co., 3.000%, 03/15/22	659,292	0.1
635,000		JPMorgan Chase & Co., 2.550%, 03/01/21	650,802	0.1
782,000		JPMorgan Chase & Co., 6.000%, 12/29/49	819,927	0.2
336,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	344,496	0.1
500,000	#	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18	518,288	0.1
244,000		Kohls Corp., 4.750%, 12/15/23	264,452	0.1
584,000	#	Kraft Heinz Foods Co., 3.000%, 06/01/26	598,756	0.1
461,000		Lockheed Martin Corp., 3.100%, 01/15/23	490,904	0.1
582,000		Medtronic, Inc., 3.150%, 03/15/22	624,943	0.1
610,000		Medtronic, Inc., 3.500%, 03/15/25	668,994	0.2
396,000		Metropolitan Edison Co., 7.700%, 01/15/19	444,525	0.1
669,000		Morgan Stanley, 3.750%, 02/25/23	716,062	0.2
1,112,000		Morgan Stanley, 4.100%, 05/22/23	1,176,326	0.3
370,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	389,887	0.1
1,839,000		Mylan, Inc., 2.600%, 06/24/18	1,873,788	0.4
295,000		Netflix, Inc., 5.750%, 03/01/24	314,175	0.1
744,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	766,126	0.2
683,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	726,488	0.2
744,000		Oracle Corp., 2.950%, 05/15/25	774,287	0.2
205,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	220,759	0.1
419,000		Pfizer, Inc., 2.750%, 06/03/26	437,447	0.1
884,000		Philip Morris International, Inc., 4.250%, 11/10/44	1,004,653	0.2
423,000		Regency Energy Partners L.P., 4.500%, 11/01/23	423,115	0.1
495,000		Regency Energy Partners L.P., 5.500%, 04/15/23	513,491	0.1
750,000		Rent-A-Center, Inc., 6.625%, 11/15/20	705,000	0.2
500,000		Reynolds American, Inc., 6.150%, 09/15/43	674,994	0.2
585,000		Sabra Health Care L.P., 5.500%, 02/01/21	611,325	0.1
197,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	201,244	0.0
407,000		Southwestern Electric Power Co., 5.550%, 01/15/17	415,096	0.1
197,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	202,691	0.0
671,000		Synchrony Financial, 4.250%, 08/15/24	710,016	0.2
802,000		TEGNA, Inc., 5.125%, 07/15/20	834,200	0.2
786,000		TEGNA, Inc., 6.375%, 10/15/23	847,897	0.2
765,000		Time Warner Cable, Inc., 5.875%, 11/15/40	859,519	0.2
1,216,000		Time Warner, Inc., 6.500%, 11/15/36	1,609,053	0.4
790,000		T-Mobile USA, Inc., 6.625%, 04/01/23	850,869	0.2
720,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	646,200	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
518,000		Verizon Communications, Inc., 5.012%, 08/21/54	$573,069	0.1
1,000,000		Visa, Inc., 3.150%, 12/14/25	1,075,699	0.2
180,000		Walt Disney Co., 1.850%, 07/30/26	174,822	0.0
180,000		Walt Disney Co., 3.000%, 07/30/46	171,443	0.0
858,000		Wells Fargo & Co., 2.550%, 12/07/20	884,480	0.2
883,000		Wells Fargo & Co., 4.100%, 06/03/26	958,104	0.2
195,000		Wells Fargo & Co., 4.300%, 07/22/27	213,881	0.1
520,000		Williams Partners L.P. / ACMP Finance Corp., 6.125%, 07/15/22	532,351	0.1
			80,539,525	18.0

	Total Corporate Bonds/Notes
	(Cost $109,887,323)		116,364,525	26.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 13.8%
		United States: 13.8%
1,114,339		Adjustable Rate Mortgage Trust 2006-2 1A1, 3.270%, 05/25/36	1,039,085	0.2
684,024		Alternative Loan Trust 2005-51 3A2A, 1.745%, 11/20/35	600,670	0.1
204,432		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	162,961	0.0
338,746		Alternative Loan Trust 2007-21CB 2A1, 0.888%, 09/25/37	202,881	0.1
346,362		Alternative Loan Trust 2007-23CB A3, 0.988%, 09/25/37	187,861	0.0
799,670		American Home Mortgage Assets Trust 2006-3 2A11, 1.395%, 10/25/46	565,984	0.1
1,420,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.543%, 06/10/49	1,426,193	0.3
398,077		Banc of America Alternative Loan Trust 2004-1 4A1, 4.750%, 02/25/19	394,740	0.1
1,190,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.543%, 06/10/49	1,181,079	0.3
950,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 5.808%, 02/10/51	955,689	0.2
133,143	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 6.252%, 07/10/42	133,074	0.0
273,676		Banc of America Mortgage 2005-J Trust 2A4, 2.930%, 11/25/35	253,781	0.1
14,200,000	#,^	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/33	676,255	0.2
126,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/41	129,163	0.0
126,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/41	128,391	0.0
127,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/41	126,405	0.0
260,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.723%, 04/12/38	245,366	0.1
535,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AJ, 5.874%, 06/11/50	526,409	0.1
796,794	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	840,141	0.2
1,071,378		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/37	978,702	0.2
885,146		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/36	793,314	0.2
740,000		COBALT CMBS Commercial Mortgage Trust 2006-C1 AM, 5.254%, 08/15/48	741,974	0.2
1,140,000	#	COMM 2004-LB2A H, 6.269%, 03/10/39	1,237,250	0.3
18,525,915	#,^	COMM 2012 - LTRT XA, 1.182%, 10/05/30	868,882	0.2
6,468,268	^	COMM 2012-CR1 XA, 2.031%, 05/15/45	520,040	0.1
5,646,892	^	COMM 2013-LC6 XA, 1.720%, 01/10/46	345,922	0.1
7,618,007	^	COMM 2014-CR17 XA, 1.333%, 05/10/47	443,292	0.1
774,563	#	Commercial Mortgage Trust 2004-GG1 F, 6.358%, 06/10/36	783,309	0.2
159,189		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.988%, 11/25/35	93,169	0.0
628,000	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1A K, 5.415%, 02/25/21	628,760	0.1
660,000	#	Credit Suisse Commercial Mortgage Trust Series 2009-RR3 A5A, 5.342%, 12/15/43	662,184	0.2
33,111	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	33,097	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
170,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	$152,918	0.0
5,108,889	#,^	DBUBS 2011-LC1A XA, 0.860%, 11/10/46	119,489	0.0
370,000	#	DBUBS 2011-LC2A D, 5.543%, 07/10/44	392,929	0.1
550,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.388%, 07/25/24	538,525	0.1
700,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 3.488%, 07/25/24	686,738	0.2
3,130,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 5.388%, 11/25/24	3,311,613	0.7
100,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.488%, 05/25/25	102,693	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2014-C01 M2, 4.888%, 01/25/24	104,975	0.0
800,000		Fannie Mae Connecticut Avenue Securities 2015-C03 1M2, 5.488%, 07/25/25	841,234	0.2
16,889,411	^	Freddie Mac Series K704 X1, 1.964%, 08/25/18	542,812	0.1
910,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M3, 4.988%, 02/25/24	966,921	0.2
900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.488%, 08/25/24	925,813	0.2
1,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 5.038%, 10/25/24	2,000,256	0.5
560,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.238%, 10/25/24	590,635	0.1
320,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DN1 M3, 4.638%, 01/25/25	338,172	0.1
300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.188%, 04/25/28	315,491	0.1
300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.688%, 03/25/25	303,425	0.1
370,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 4.288%, 03/25/25	388,514	0.1
35,837	#	GE Capital Commercial Mortgage Series 2005-C2 H, 5.464%, 05/10/43	35,765	0.0
602,558		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.698%, 04/25/36	456,169	0.1
450,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	388,335	0.1
5,953,584	^	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.472%, 05/10/45	465,415	0.1
1,624,845		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.698%, 04/25/46	1,205,573	0.3
24,701,922	^	JPMBB Commercial Mortgage Securities Trust 2014-C24 XA, 1.077%, 11/15/47	1,356,664	0.3
290,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	282,243	0.1
570,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 K, 4.733%, 01/12/39	539,949	0.1
5,790,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.354%, 12/15/47	114,366	0.0
479,569	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.586%, 10/15/37	478,807	0.1
460,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.370%, 06/12/41	451,496	0.1
329,254	#	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1 F, 5.779%, 03/15/46	329,408	0.1
120,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 C, 5.549%, 05/15/45	116,558	0.0
830,000		JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11 AM, 5.742%, 06/15/49	836,213	0.2
530,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B2, 1.000%, 03/18/51	508,215	0.1
12,371,213	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.698%, 06/15/45	792,206	0.2
1,244,063		JP Morgan Mortgage Trust 2005-A4 B1, 2.950%, 07/25/35	1,072,812	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
324,270	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.605%, 02/15/40	$323,895	0.1
760,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	783,393	0.2
1,370,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.931%, 06/15/38	1,368,440	0.3
520,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 5.931%, 06/15/38	519,361	0.1
376,088		Lehman XS Trust Series 2005-5N 1A2, 0.848%, 11/25/35	290,986	0.1
737,215		Lehman XS Trust Series 2006-14N 2A, 0.688%, 09/25/46	595,816	0.1
670,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1 E, 6.750%, 11/15/26	698,791	0.2
183,906		Morgan Stanley Capital I Trust 2006-T2 AJ, 6.032%, 08/12/41	183,625	0.0
500,000	#	Morgan Stanley Capital I Trust 2008-T29 B, 6.275%, 01/11/43	515,907	0.1
1,020,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.432%, 09/15/47	1,086,241	0.2
930,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.432%, 09/15/47	973,338	0.2
1,044,261		Opteum Mortgage Acceptance Corp. Trust 2006-1 1AC1, 0.788%, 04/25/36	914,995	0.2
449,941		Opteum Mortgage Acceptance Corp. Trust 2006-1 1APT, 0.698%, 04/25/36	376,132	0.1
91,404		Structured Asset Securities Corp. 2004-4XS 1A6, 5.050%, 02/25/34	92,986	0.0
461,607	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	466,238	0.1
11,168,713	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.063%, 08/10/49	931,676	0.2
57,735		Wachovia Bank Commercial Mortgage Trust Series 2006-C23 E, 5.596%, 01/15/45	57,687	0.0
68,270		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 B, 5.807%, 05/15/43	68,197	0.0
770,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 5.807%, 05/15/43	768,470	0.2
21,904,723		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.478%, 08/25/45	1,120,724	0.3
139,184		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.496%, 10/25/36	121,972	0.0
1,684,661		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.704%, 12/25/36	1,480,118	0.3
546,483		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.613%, 08/25/46	479,242	0.1
1,060,814		WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust 3A2, 4.179%, 02/25/37	963,741	0.2
963,398		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.573%, 12/25/36	843,061	0.2
297,691		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.285%, 04/25/37	256,965	0.1
1,134,759		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	1,010,063	0.2
392,939		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.918%, 06/25/37	289,614	0.1
10,556,016	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.036%, 10/15/45	830,869	0.2
703,434		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A1, 2.745%, 10/25/36	670,174	0.2
156,827		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A2, 2.745%, 10/25/36	149,411	0.0
761,801		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A1, 3.086%, 05/25/36	727,037	0.2
696,581		Wells Fargo Mortgage Backed Securities 2006-AR8 Trust 3A2, 2.852%, 04/25/36	675,023	0.2
213,331		Wells Fargo Mortgage Backed Securities 2007-8 Trust 1A13, 0.858%, 07/25/37	184,077	0.0
7,813,939	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.141%, 08/15/45	576,466	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
	15,545,944	^	WFRBS Commercial Mortgage Trust 2013-C16 XA, 0.980%, 09/15/46	$639,170	0.1

		Total Collateralized Mortgage Obligations
		(Cost $61,696,802)		61,993,271	13.8

ASSET-BACKED SECURITIES: 2.8%
			Cayman Islands: 1.5%
	2,000,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.346%, 03/17/21	1,937,564	0.4
	2,200,000	#	Madison Park Funding Ltd. 2007-6A C, 1.721%, 07/26/21	2,108,238	0.5
	2,750,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.715%, 03/25/20	2,734,905	0.6
				6,780,707	1.5

			United States: 1.3%
	539,741		Bear Stearns Asset Backed Securities I Trust 2006-HE9 3A, 0.628%, 11/25/36	478,476	0.1
	714,815		Citigroup Mortgage Loan Trust 2006-WF1 A2E, 5.248%, 03/25/36	529,454	0.1
	2,049,124		CSAB Mortgage-Backed Trust 2007-1 1A3A, 5.858%, 05/25/37	973,417	0.2
	1,000,000		FFMLT Trust 2005-FF8 M2, 1.008%, 09/25/35	870,317	0.2
	1,286,533		First Franklin Mortgage Loan Trust 2006-FF5 2A3, 0.648%, 04/25/36	1,133,915	0.3
	500,000		Home Equity Asset Trust 2007-3 2A3, 0.728%, 08/25/37	447,148	0.1
	1,070,559		Securitized Asset Backed Receivables LLC Trust 2006-NC2 A3, 0.728%, 03/25/36	952,750	0.2
	518,852		SG Mortgage Securities Trust 2006-OPT2 A2, 0.628%, 10/25/36	431,092	0.1
				5,816,569	1.3

		Total Asset-Backed Securities
		(Cost $12,695,327)		12,597,276	2.8

FOREIGN GOVERNMENT BONDS: 25.6%
			Argentina: 0.5%
	2,145,000	#	Argentine Republic Government International Bond, 6.875%, 04/22/21	2,313,382	0.5

			Austria: 3.5%
EUR	12,300,000	#	Austria Government Bond, 1.650%, 10/21/24	15,854,438	3.5

			Belgium: 8.1%
EUR	30,100,000	#	Belgium Government Bond, 0.800%, 06/22/25	36,112,125	8.1

			Brazil: 0.2%
	200,000		Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	207,500	0.0
	529,000		Brazilian Government International Bond, 2.625%, 01/05/23	488,796	0.1
	429,000		Brazilian Government International Bond, 5.000%, 01/27/45	394,251	0.1
				1,090,547	0.2

			Canada: 0.2%
CAD	880,000		Canadian Government Bond, 3.500%, 12/01/45	965,159	0.2

			Colombia: 0.6%
	1,529,000		Colombia Government International Bond, 2.625%, 03/15/23	1,483,130	0.3
	943,000		Colombia Government International Bond, 8.125%, 05/21/24	1,228,258	0.3
				2,711,388	0.6

			Croatia: 0.1%
	300,000		Croatia Government International Bond, 6.375%, 03/24/21	331,321	0.1

			Dominican Republic: 0.2%
	686,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	759,745	0.2

			Egypt: 0.1%
	410,000		Egypt Government International Bond, 5.750%, 04/29/20	420,685	0.1

			Germany: 0.7%
EUR	1,160,000		Bundesrepublik Deutschland, 2.500%, 08/15/46	2,094,851	0.5
EUR	720,000	Z	Bundesschatzanweisungen, -0.610%, 06/16/17	809,270	0.2
				2,904,121	0.7

			Guatemala: 0.1%
	363,000		Guatemala Government Bond, 8.125%, 10/06/34	488,235	0.1

			Hungary: 0.1%
	350,000		Hungary Government International Bond, 5.375%, 02/21/23	392,656	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Hungary: (continued)
	160,000		Hungary Government International Bond, 7.625%, 03/29/41	$237,996	0.0
				630,652	0.1

			Indonesia: 0.5%
	500,000		Indonesia Government International Bond, 4.125%, 01/15/25	530,963	0.1
	300,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	318,578	0.1
	650,000	#	Indonesia Government International Bond, 4.750%, 01/08/26	725,145	0.2
	200,000		Pertamina Persero PT, 4.300%, 05/20/23	206,125	0.0
	400,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	442,376	0.1
				2,223,187	0.5

			Italy: 2.9%
EUR	8,800,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 03/01/26	12,861,420	2.9

			Ivory Coast: 0.1%
	470,250		Ivory Coast Government International Bond, 5.750%, 12/31/32	451,440	0.1

			Kazakhstan: 0.2%
	1,000,000	#	Kazakhstan Government International Bond, 5.125%, 07/21/25	1,099,450	0.2

			Lebanon: 0.1%
	475,000		Lebanon Government International Bond, 6.000%, 01/27/23	465,500	0.1

			Mexico: 1.4%
MXN	68,670,000		Mexican Bonos, 6.500%, 06/10/21	3,799,777	0.8
	250,000		Mexico Government International Bond, 4.000%, 10/02/23	269,625	0.1
	425,000		Petroleos Mexicanos, 4.500%, 01/23/26	412,037	0.1
	900,000		Petroleos Mexicanos, 5.500%, 06/27/44	818,901	0.2
	750,000	#	Petroleos Mexicanos, 6.875%, 08/04/26	843,750	0.2
				6,144,090	1.4

			Morocco: 0.1%
	400,000		Morocco Government International Bond, 4.250%, 12/11/22	430,850	0.1

			Panama: 0.2%
	200,000		Panama Government International Bond, 3.875%, 03/17/28	215,500	0.0
	540,000		Panama Government International Bond, 6.700%, 01/26/36	733,725	0.2
				949,225	0.2

			Peru: 0.6%
	2,200,000	#	El Fondo Mivivienda SA, 3.500%, 01/31/23	2,233,000	0.5
	250,000		Peruvian Government International Bond, 5.625%, 11/18/50	317,500	0.1
				2,550,500	0.6

			Poland: 0.1%
	550,000		Poland Government International Bond, 3.250%, 04/06/26	579,079	0.1

			Russia: 0.1%
	600,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	651,109	0.1

			South Africa: 0.2%
	750,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	733,444	0.2

			Spain: 1.7%
EUR	6,400,000		Spanish Government Bond, 1.950%, 04/30/26	7,757,082	1.7

			Sri Lanka: 0.1%
	200,000		Sri Lanka Government International Bond, 5.875%, 07/25/22	207,099	0.0
	200,000	#	Sri Lanka Government International Bond, 6.825%, 07/18/26	208,711	0.1
				415,810	0.1

			Trinidad And Tobago: 0.1%
	375,000		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	369,375	0.1

			Turkey: 0.4%
	650,000		Turkey Government International Bond, 6.000%, 01/14/41	695,633	0.2
	890,000		Turkey Government International Bond, 7.375%, 02/05/25	1,059,788	0.2
				1,755,421	0.4

			United Kingdom: 2.0%
GBP	1,020,000		United Kingdom Gilt, 2.000%, 09/07/25	1,505,218	0.3
GBP	3,980,000		United Kingdom Gilt, 3.500%, 01/22/45	7,618,413	1.7
				9,123,631	2.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Uruguay: 0.1%
280,404		Uruguay Government International Bond, 7.625%, 03/21/36	$389,902	0.1

		Venezuela: 0.2%
1,288,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	902,888	0.2
309,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	153,270	0.0
			1,056,158	0.2

		Vietnam: 0.1%
225,000		Vietnam Government International Bond, 6.750%, 01/29/20	253,488	0.1

	Total Foreign Government Bonds
	(Cost $112,312,482)		114,841,959	25.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 24.0%
		Federal Home Loan Mortgage Corporation: 14.6%##
4,909,000	W	3.000%, due 09/01/44	5,093,471	1.1
2,454,116		3.000%, due 04/01/45	2,565,127	0.6
2,430,646		3.000%, due 04/01/45	2,550,716	0.6
25,624,328		3.500%, due 03/01/46	27,061,304	6.0
2,310,099	^	4.000%, due 12/15/41	359,875	0.1
25,064,019	^	4.000%, due 04/15/43	4,087,365	0.9
369,430		4.000%, due 09/01/45	396,268	0.1
1,379,890		4.000%, due 09/01/45	1,477,872	0.3
277,499		4.000%, due 09/01/45	297,658	0.1
711,325		4.000%, due 09/01/45	762,999	0.2
450,846		4.000%, due 09/01/45	482,908	0.1
1,694,820		4.000%, due 10/01/45	1,814,826	0.4
511,745		4.000%, due 05/01/46	548,124	0.1
5,134,264	^	5.000%, due 04/15/39	815,931	0.2
3,040,219		5.000%, due 01/15/40	3,372,806	0.8
2,439,006	^	5.000%, due 02/15/40	434,276	0.1
7,052,327	^	5.419%, due 04/15/38	1,152,799	0.3
310,719		5.500%, due 11/15/32	345,628	0.1
4,952,125	^	5.519%, due 05/15/36	411,047	0.1
3,554,986	^	5.569%, due 02/15/37	672,745	0.1
4,458,646	^	5.569%, due 07/15/40	682,567	0.2
13,635,966	^	5.619%, due 09/15/36	2,463,999	0.5
14,200,106	^	5.619%, due 02/15/41	2,412,301	0.5
10,723,458	^	6.069%, due 05/15/41	2,196,529	0.5
6,431,249	^	6.169%, due 02/15/41	915,942	0.2
7,265,419	^	6.219%, due 08/15/40	1,262,231	0.3
3,144,875	^	6.519%, due 02/15/33	647,816	0.1
391,481	^	8.219%, due 04/15/31	109,016	0.0
			65,394,146	14.6

		Federal National Mortgage Association: 5.4%##
677,000	W	2.500%, due 08/01/29	701,250	0.2
196,704		2.500%, due 06/01/30	204,172	0.0
124,025		2.500%, due 06/01/30	128,732	0.0
80,857		2.500%, due 07/01/30	83,928	0.0
2,637,728	^	3.000%, due 05/25/33	305,665	0.1
1,930,732		3.000%, due 01/25/38	2,022,750	0.5
1,763,076		3.000%, due 07/01/43	1,840,638	0.4
3,521,848		3.000%, due 07/01/43	3,700,911	0.8
1,084,705		3.000%, due 09/01/43	1,132,334	0.3
437,539		4.000%, due 05/01/45	470,060	0.1
460,136		4.500%, due 12/01/40	504,861	0.1
270,843		4.500%, due 12/01/40	295,309	0.1
4,327,696	^	4.500%, due 02/25/43	593,681	0.1
1,024,168	^	5.000%, due 05/25/18	27,934	0.0
87,677		5.000%, due 07/25/34	88,594	0.0
579,464		5.000%, due 05/01/41	643,507	0.1
278,591		5.000%, due 06/01/41	309,283	0.1
4,802,975	^	5.462%, due 09/25/41	841,411	0.2
14,645,128	^	5.582%, due 11/25/40	2,330,063	0.5
1,825,269	^	5.592%, due 03/25/37	322,752	0.1
1,400,270	^	5.612%, due 07/25/38	210,424	0.0
4,114,331	^	5.612%, due 07/25/38	590,783	0.1
2,296,948	^	5.962%, due 02/25/42	331,445	0.1
270,199		6.000%, due 04/25/33	304,739	0.1
5,316,286	^	6.062%, due 09/25/40	966,297	0.2
10,802,650	^	6.072%, due 06/25/41	2,175,551	0.5
4,067,168	^	6.282%, due 04/25/37	790,572	0.2
702,427		13.780%, due 06/25/37	905,477	0.2
147,528		14.187%, due 09/25/39	285,215	0.1
93,200		14.354%, due 09/25/39	158,862	0.0
131,928		22.049%, due 07/25/35	212,144	0.0
366,745		31.011%, due 11/25/36	705,805	0.2
			24,185,149	5.4

		Government National Mortgage Association: 4.0%
3,291,236	^	3.000%, due 01/20/28	318,775	0.1
4,804,000	W	3.000%, due 09/01/46	5,034,911	1.1
739,000	W	3.500%, due 08/01/46	785,476	0.2
8,797,790	^	4.000%, due 08/16/26	907,310	0.2
7,370,785	^	4.000%, due 04/20/38	284,063	0.1
4,765,349	^	4.000%, due 05/20/44	771,944	0.2
983,108		4.500%, due 07/20/34	1,053,835	0.2
2,202,804		4.500%, due 07/20/34	2,360,313	0.5
1,616,681		4.500%, due 07/20/34	1,732,924	0.4
2,984,982	^	4.500%, due 12/20/37	75,315	0.0
400,763		4.500%, due 08/20/41	436,147	0.1
3,273,812	^	4.500%, due 01/16/43	629,539	0.1
1,612,364	^	5.000%, due 11/20/39	216,311	0.0
2,658,767	^	5.000%, due 10/20/40	276,149	0.1
550,611		5.140%, due 10/20/60	586,917	0.1
459,812		5.288%, due 10/20/60	490,586	0.1
45,935		5.500%, due 03/20/39	51,040	0.0
4,446,074	^	6.168%, due 09/16/40	926,833	0.2
622,282		20.471%, due 03/20/37	1,011,388	0.2
212,315		23.532%, due 04/16/37	271,997	0.1
			18,221,773	4.0

	Total U.S. Government Agency Obligations
	(Cost $105,480,914)		107,801,068	24.0

U.S. TREASURY OBLIGATIONS: 5.4%
		U.S. Treasury Bonds: 1.6%
2,667,000		1.625%, due 05/15/26	2,708,152	0.6
4,090,000		2.500%, due 02/15/46	4,366,717	1.0
6,000		3.000%, due 11/15/45	7,062	0.0
			7,081,931	1.6

		U.S. Treasury Notes: 3.8%
4,476,000		0.625%, due 06/30/18	4,473,556	1.0
2,536,000		0.750%, due 07/31/18	2,540,458	0.6
115,000		0.750%, due 07/15/19	114,991	0.0
4,352,000		1.125%, due 06/30/21	4,372,911	1.0
3,386,000		1.125%, due 07/31/21	3,402,006	0.7

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes: (continued)
1,290,000	1.250%, due 07/31/23	$1,284,703	0.3
45,000	1.375%, due 01/31/21	45,752	0.0
1,009,000	1.375%, due 06/30/23	1,015,267	0.2
22,000	1.750%, due 01/31/23	22,690	0.0
		17,272,334	3.8

	Total U.S. Treasury Obligations
	(Cost $23,879,443)	24,354,265	5.4

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 2.2%
		Options on Currencies: 0.1%
43,600,000	@	Call USD vs. Put EUR, Strike @ 1.083, Exp. 08/19/16 Counterparty: Goldman Sachs & Co.	22,818	0.0
43,600,000	@	Call USD vs. Put EUR, Strike @ 1.050, Exp. 08/29/16 Counterparty: Goldman Sachs & Co.	4,921	0.0
43,600,000	@	Call USD vs. Put EUR, Strike @ 1.078, Exp. 09/12/16 Counterparty: JPMorgan Chase & Co.	65,606	0.1
45,300,000	@	Call USD vs. Put EUR, Strike @ 1.074, Exp. 08/31/16 Counterparty: Societe Generale	26,263	0.0
42,100,000	@	Call USD vs. Put JPY, Strike @ 111.200, Exp. 08/05/16 Counterparty: Goldman Sachs & Co.	111	0.0
21,800,000	@	Call USD vs. Put JPY, Strike @ 110.570, Exp. 08/10/16 Counterparty: Goldman Sachs & Co.	464	0.0
21,800,000	@	Call USD vs. Put JPY, Strike @ 107.750, Exp. 08/29/16 Counterparty: Goldman Sachs & Co.	16,947	0.0
42,100,000	@	Call USD vs. Put JPY, Strike @ 111.990, Exp. 09/02/16 Counterparty: Goldman Sachs & Co.	7,054	0.0
43,600,000	@	Call USD vs. Put JPY, Strike @ 108.160, Exp. 08/12/16 Counterparty: Goldman Sachs & Co.	6,291	0.0
			150,475	0.1

		OTC Interest Rate Swaptions: 2.1%
244,200,000	@	Receive a fixed rate equal to 1.070% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 03/17/17 Counterparty: JPMorgan Chase & Co.	1,634,025	0.3
139,100,000	@	Receive a fixed rate equal to 1.530% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 04/18/17 Counterparty: Bank of America	4,015,694	0.9
244,200,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.070%, Exp. 03/17/17 Counterparty: JPMorgan Chase & Co.	1,218,550	0.3
139,100,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.530%, Exp. 04/18/17 Counterparty: Bank of America	2,690,549	0.6
			9,558,818	2.1

	Total Purchased Options
	(Cost $12,766,189)		9,709,293	2.2

	Total Long-Term Investments
	(Cost $438,718,480)		447,661,657	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.9%
	U.S. Treasury Obligations: 0.5%
2,420,000	United States Treasury Note, 0.500%, 02/28/17
	(Cost $2,421,415)	2,421,014	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.4%
15,165,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.390%††
	(Cost $15,165,000)	15,165,000	3.4

	Total Short-Term Investments
	(Cost $17,586,415)	17,586,014	3.9

	Total Investments in Securities (Cost $456,304,895)	$465,247,671	103.7
	Liabilities in Excess of Other Assets	(16,542,001)	(3.7)
	Net Assets	$448,705,670	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
W	Settlement is on a when-issued or delayed-delivery basis.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso

Cost for federal income tax purposes is $457,221,550.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$17,545,952
Gross Unrealized Depreciation	(9,519,831)

Net Unrealized Appreciation	$8,026,121

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	25.6%
U.S. Government Agency Obligations	24.0
Collateralized Mortgage Obligations	13.8
Financial	9.0
U.S. Treasury Obligations	5.9
Communications	4.4
Consumer, Non-cyclical	3.6
Energy	3.1
Purchased Options	2.2
Utilities	1.9
Other Asset-Backed Securities	1.8
Technology	1.6
Asset-Backed Securities	1.0
Basic Materials	1.0
Consumer, Cyclical	1.0
Industrial	0.4
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(3.7)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2016
Asset Table
Investments, at fair value
Purchased Options	$–	$9,709,293	$–	$9,709,293
Corporate Bonds/Notes	–	116,364,525	–	116,364,525
Collateralized Mortgage Obligations	–	61,993,271	–	61,993,271
U.S. Treasury Obligations	–	24,354,265	–	24,354,265
Foreign Government Bonds	–	114,841,959	–	114,841,959
Short-Term Investments	15,165,000	2,421,014	–	17,586,014
U.S. Government Agency Obligations	–	107,801,068	–	107,801,068

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2016
Asset-Backed Securities	$–	$12,597,276	$–	$12,597,276
Total Investments, at fair value	$15,165,000	$450,082,671	$–	$465,247,671
Other Financial Instruments+
Centrally Cleared Swaps	–	42,749,408	–	42,749,408
Forward Foreign Currency Contracts	–	3,574,045	–	3,574,045
Futures	2,913,306	–	–	2,913,306
Total Assets	$18,078,306	$496,406,124	$–	$514,484,430
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(46,319,227)	$–	$(46,319,227)
Forward Foreign Currency Contracts	–	(1,453,319)	–	(1,453,319)
Futures	(1,666,488)	–	–	(1,666,488)
Written Options	–	(10,402,973)	–	(10,402,973)
Total Liabilities	$(1,666,488)	$(58,175,519)	$–	$(59,842,007)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At July 31, 2016, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Norwegian Krone	10,330,324	Buy	08/26/16	$1,210,000	$1,224,462	$14,462
Barclays Bank PLC	Australian Dollar	1,596,903	Buy	08/26/16	1,198,000	1,212,531	14,531
Barclays Bank PLC	EU Euro	973,136	Buy	08/26/16	1,070,397	1,088,994	18,597
Barclays Bank PLC	Swedish Krona	10,715,819	Buy	08/26/16	1,246,000	1,253,744	7,744
Barclays Bank PLC	Norwegian Krone	11,325,965	Buy	08/26/16	1,342,000	1,342,476	476
Barclays Bank PLC	Hungarian Forint	6,141,299	Buy	08/12/16	21,892	22,074	182
Barclays Bank PLC	Turkish Lira	2,137,465	Buy	08/12/16	704,270	713,765	9,495
BNP Paribas Bank	Russian Ruble	31,185,849	Buy	08/12/16	467,659	471,339	3,680
BNP Paribas Bank	Thai Baht	44,753,198	Buy	10/07/16	1,273,243	1,283,283	10,040
Citigroup, Inc.	EU Euro	1,055,172	Buy	08/26/16	1,172,000	1,180,798	8,798
Citigroup, Inc.	British Pound	990,908	Buy	08/26/16	1,303,000	1,311,919	8,919
Citigroup, Inc.	New Zealand Dollar	2,267,024	Buy	08/26/16	1,633,347	1,635,362	2,015
Citigroup, Inc.	Australian Dollar	15,245,431	Buy	08/26/16	11,465,334	11,575,880	110,546
Citigroup, Inc.	Canadian Dollar	27,608,649	Buy	08/26/16	21,037,495	21,148,890	111,395
Citigroup, Inc.	EU Euro	30,227,642	Buy	08/26/16	33,480,599	33,826,444	345,845
Citigroup, Inc.	Czech Koruna	12,398,032	Buy	08/12/16	519,446	513,018	(6,428)
Citigroup, Inc.	South African Rand	15,146,779	Buy	08/12/16	945,309	1,088,945	143,636
Citigroup, Inc.	South Korean Won	1,094,806,950	Buy	10/07/16	953,748	983,611	29,863
Citigroup, Inc.	Hong Kong Sar Dollar	1,153,673	Buy	10/07/16	148,849	148,824	(25)
Deutsche Bank AG	EU Euro	3,862,285	Buy	08/26/16	4,282,000	4,322,116	40,116
Deutsche Bank AG	Norwegian Krone	7,324,159	Buy	08/26/16	856,000	868,139	12,139
Deutsche Bank AG	Swiss Franc	1,173,798	Buy	08/26/16	1,190,000	1,212,853	22,853
Deutsche Bank AG	Swedish Krona	15,030,425	Buy	08/26/16	1,751,000	1,758,551	7,551
Deutsche Bank AG	Swedish Krona	11,527,282	Buy	08/26/16	1,344,000	1,348,685	4,685
Deutsche Bank AG	Swedish Krona	1,096,473	Buy	08/26/16	128,047	128,286	239
Deutsche Bank AG	Brazilian Real	97,178	Buy	08/12/16	26,808	29,864	3,056
Goldman Sachs & Co.	Japanese Yen	11,634,213,550	Buy	08/26/16	112,144,348	114,117,010	1,972,662
Goldman Sachs & Co.	Mexican Peso	33,708,912	Buy	08/12/16	1,796,000	1,795,869	(131)
Goldman Sachs & Co.	Mexican Peso	89,703,267	Buy	08/12/16	4,846,737	4,779,011	(67,726)
Goldman Sachs & Co.	Polish Zloty	3,551,512	Buy	08/12/16	908,774	911,113	2,339
Goldman Sachs & Co.	Romanian New Leu	62,298	Buy	08/12/16	15,628	15,650	22
Goldman Sachs & Co.	Singapore Dollar	1,168,896	Buy	10/07/16	866,151	871,404	5,253
JPMorgan Chase & Co.	Australian Dollar	1,558,188	Buy	08/26/16	1,166,000	1,183,135	17,135
JPMorgan Chase & Co.	Swiss Franc	905,475	Buy	08/26/16	914,000	935,602	21,602

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	British Pound	69,650	Buy	08/26/16	$91,514	$92,213	$699
JPMorgan Chase & Co.	Australian Dollar	3,513,821	Buy	08/26/16	2,621,000	2,668,050	47,050
JPMorgan Chase & Co.	Swiss Franc	1,206,338	Buy	08/26/16	1,225,000	1,246,475	21,475
JPMorgan Chase & Co.	Australian Dollar	3,319,828	Buy	08/26/16	2,473,000	2,520,751	47,751
JPMorgan Chase & Co.	Australian Dollar	3,402,178	Buy	08/26/16	2,546,000	2,583,279	37,279
JPMorgan Chase & Co.	Australian Dollar	1,869,320	Buy	08/26/16	1,397,000	1,419,378	22,378
JPMorgan Chase & Co.	EU Euro	1,809,660	Buy	08/26/16	1,996,000	2,025,113	29,113
JPMorgan Chase & Co.	EU Euro	1,224,512	Buy	08/26/16	1,358,000	1,370,298	12,298
JPMorgan Chase & Co.	EU Euro	903,710	Buy	08/26/16	1,002,000	1,011,302	9,302
JPMorgan Chase & Co.	New Zealand Dollar	3,197,570	Buy	08/26/16	2,302,000	2,306,630	4,630
JPMorgan Chase & Co.	British Pound	1,025,933	Buy	08/26/16	1,369,000	1,358,290	(10,710)
JPMorgan Chase & Co.	Japanese Yen	165,987,046	Buy	08/26/16	1,592,000	1,628,124	36,124
JPMorgan Chase & Co.	EU Euro	663,278	Buy	08/26/16	735,000	742,246	7,246
JPMorgan Chase & Co.	British Pound	1,087,976	Buy	08/26/16	1,443,000	1,440,433	(2,567)
JPMorgan Chase & Co.	Japanese Yen	180,067,144	Buy	08/26/16	1,720,000	1,766,232	46,232
JPMorgan Chase & Co.	Danish Krone	11,481,481	Buy	08/26/16	1,711,176	1,727,269	16,093
JPMorgan Chase & Co.	Norwegian Krone	30,680,630	Buy	08/26/16	3,605,118	3,636,601	31,483
JPMorgan Chase & Co.	British Pound	1,691,038	Buy	09/19/16	2,236,000	2,239,874	3,874
JPMorgan Chase & Co.	Colombian Peso	21,945,913	Buy	08/12/16	7,107	7,133	26
Morgan Stanley	Swiss Franc	4,858,147	Buy	08/26/16	4,953,896	5,019,787	65,891
Morgan Stanley	British Pound	3,384,477	Buy	08/26/16	4,400,639	4,480,899	80,260
Morgan Stanley	Israeli New Shekel	2,455,415	Buy	08/12/16	640,645	644,021	3,376
							$3,384,869

Barclays Bank PLC	Canadian Dollar	4,061,716	Sell	08/26/16	$3,086,000	$3,111,373	$(25,373)
Barclays Bank PLC	Norwegian Krone	5,467,667	Sell	08/26/16	638,000	648,087	(10,087)
Barclays Bank PLC	British Pound	1,566,433	Sell	08/26/16	2,057,000	2,073,889	(16,889)
Barclays Bank PLC	Norwegian Krone	11,164,181	Sell	08/26/16	1,301,000	1,323,300	(22,300)
Barclays Bank PLC	British Pound	492,818	Sell	08/26/16	651,000	652,469	(1,469)
Barclays Bank PLC	Norwegian Krone	19,758,655	Sell	08/26/16	2,320,000	2,342,010	(22,010)
Barclays Bank PLC	British Pound	511,647	Sell	09/19/16	670,000	677,705	(7,705)
Barclays Bank PLC	British Pound	4,917,627	Sell	09/19/16	6,561,000	6,513,673	47,327
Citigroup, Inc.	Australian Dollar	3,324,469	Sell	08/26/16	2,525,000	2,524,275	725
Citigroup, Inc.	Japanese Yen	119,758,345	Sell	08/26/16	1,137,000	1,174,679	(37,679)
Citigroup, Inc.	British Pound	4,953,972	Sell	09/19/16	6,502,000	6,561,813	(59,813)
Citigroup, Inc.	British Pound	663,066	Sell	09/19/16	880,000	878,268	1,732
Deutsche Bank AG	Swedish Krona	15,041,785	Sell	08/26/16	1,746,000	1,759,880	(13,880)
Deutsche Bank AG	Norwegian Krone	18,087,906	Sell	08/26/16	2,128,000	2,143,975	(15,975)
Deutsche Bank AG	Norwegian Krone	7,515,478	Sell	08/26/16	889,000	890,816	(1,816)
Deutsche Bank AG	Swedish Krona	11,712,194	Sell	08/26/16	1,383,000	1,370,320	12,680
Deutsche Bank AG	Mexican Peso	84,797,445	Sell	08/12/16	4,528,000	4,517,650	10,350
Goldman Sachs & Co.	Norwegian Krone	16,660,691	Sell	08/26/16	1,946,000	1,974,806	(28,806)
JPMorgan Chase & Co.	EU Euro	974,538	Sell	08/26/16	1,072,000	1,090,564	(18,564)
JPMorgan Chase & Co.	British Pound	1,143,215	Sell	08/26/16	1,502,000	1,513,567	(11,567)
JPMorgan Chase & Co.	EU Euro	908,036	Sell	08/26/16	997,000	1,016,143	(19,143)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Swiss Franc	1,348,585	Sell	08/26/16	$1,369,000	$1,393,455	$(24,455)
JPMorgan Chase & Co.	Swiss Franc	1,367,390	Sell	08/26/16	1,390,000	1,412,886	(22,886)
JPMorgan Chase & Co.	Swiss Franc	2,064,760	Sell	08/26/16	2,106,000	2,133,458	(27,458)
JPMorgan Chase & Co.	Swiss Franc	3,859,483	Sell	08/26/16	3,936,000	3,987,895	(51,895)
JPMorgan Chase & Co.	Australian Dollar	1,645,140	Sell	08/26/16	1,248,000	1,249,157	(1,157)
JPMorgan Chase & Co.	Swiss Franc	2,300,192	Sell	08/26/16	2,351,000	2,376,723	(25,723)
JPMorgan Chase & Co.	Australian Dollar	2,941,809	Sell	08/26/16	2,244,000	2,233,720	10,280
JPMorgan Chase & Co.	Australian Dollar	1,001,778	Sell	08/26/16	761,000	760,651	349
JPMorgan Chase & Co.	Swiss Franc	960,660	Sell	08/26/16	977,000	992,623	(15,623)
JPMorgan Chase & Co.	Swiss Franc	1,275,233	Sell	08/26/16	1,293,000	1,317,662	(24,662)
JPMorgan Chase & Co.	Mexican Peso	63,384,415	Sell	08/12/16	3,395,000	3,376,854	18,146
JPMorgan Chase & Co.	Indonesian Rupiah	1,261,220,000	Sell	10/07/16	94,829	95,381	(552)
Morgan Stanley	British Pound	501,804	Sell	08/26/16	660,000	664,367	(4,367)
Morgan Stanley	British Pound	574,181	Sell	08/26/16	760,000	760,191	(191)
Morgan Stanley	EU Euro	1,175,643	Sell	08/26/16	1,302,000	1,315,611	(13,611)
Morgan Stanley	British Pound	1,363,804	Sell	08/26/16	1,788,000	1,805,617	(17,617)
Morgan Stanley	Norwegian Krone	10,878,605	Sell	08/26/16	1,280,000	1,289,450	(9,450)
Morgan Stanley	Japanese Yen	4,578,099,316	Sell	08/26/16	44,119,446	44,905,400	(785,954)
Morgan Stanley	EU Euro	2,465,820	Sell	08/26/16	2,732,337	2,759,392	(27,055)
							$(1,264,143)

At July 31, 2016, the following futures contracts were outstanding for Voya Global Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	53	09/08/16	$11,675,465	$1,088,658
Australia 10-Year Bond	20	09/15/16	2,087,494	33,684
Australia 3-Year Bond	81	09/15/16	6,982,671	20,870
Canada 10-Year Bond	66	09/21/16	7,505,595	200,718
Euro-Bobl 5-Year	210	09/08/16	31,383,196	306,444
Euro-Schatz	219	09/08/16	27,427,335	54,735
Long Gilt	61	09/28/16	10,571,665	680,118
Short Gilt	14	09/28/16	1,928,613	8,817
U.S. Treasury 10-Year Note	29	09/21/16	3,858,360	(3,688)
U.S. Treasury Ultra Long Bond	31	09/21/16	5,906,469	488,007
			$109,326,863	$2,878,363
Short Contracts
Euro-Bund	(225)	09/08/16	(42,212,812)	(1,149,343)
Japanese Government Bonds 10-Year Mini	(2)	09/09/16	(299,466)	(1,615)
U.S. Treasury 2-Year Note	(303)	09/30/16	(66,357,000)	887
U.S. Treasury 5-Year Note	(147)	09/30/16	(17,936,298)	30,368
U.S. Treasury Long Bond	(30)	09/21/16	(5,233,125)	(287,494)
U.S. Treasury Ultra 10-Year Note	(40)	09/21/16	(5,848,125)	(224,348)
			$(137,886,826)	$(1,631,545)

At July 31, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 0.892% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	06/20/46	EUR	18,300,000	$976,902	$950,652

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.934%	Chicago Mercantile Exchange	06/21/46	EUR	7,700,000	$(512,509)	$(502,232)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.960%	Chicago Mercantile Exchange	06/22/46	EUR	18,300,000	(1,370,300)	(1,348,382)
Receive a fixed rate equal to 1.005% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	06/23/46	EUR	9,800,000	870,870	859,951
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.001%	Chicago Mercantile Exchange	06/24/46	EUR	9,800,000	(858,628)	(846,963)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.070%	Chicago Mercantile Exchange	06/27/46	EUR	16,100,000	(1,759,605)	(1,743,276)
Receive a fixed rate equal to 0.853% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	06/28/46	EUR	15,400,000	635,272	628,510
Receive a fixed rate equal to 0.800% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	06/29/46	EUR	9,600,000	236,390	234,670
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.803%	Chicago Mercantile Exchange	07/01/46	EUR	12,900,000	(329,835)	(327,192)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.054%	Chicago Mercantile Exchange	04/25/21	EUR	30,800,000	(353,470)	(354,401)
Receive a fixed rate equal to -0.058% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	06/20/21	EUR	30,700,000	158,480	156,191
Receive a fixed rate equal to -0.101% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	07/01/21	EUR	183,100,000	508,679	506,550
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to -0.156%	Chicago Mercantile Exchange	07/11/21	EUR	118,600,000	40,828	39,239
Receive a fixed rate equal to -0.169% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	07/13/21	EUR	182,500,000	(198,557)	(194,551)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to -0.168%	Chicago Mercantile Exchange	07/13/21	EUR	64,100,000	66,143	64,773
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to -0.160%	Chicago Mercantile Exchange	07/18/21	EUR	182,632,000	111,710	108,386
Receive a fixed rate equal to 0.294% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	02/10/23	EUR	5,700,000	139,020	139,390
Receive a fixed rate equal to 0.928% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	06/14/26	EUR	21,900,000	1,418,951	1,386,147
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.980%	Chicago Mercantile Exchange	06/15/26	EUR	21,900,000	(1,772,638)	(1,742,998)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.129%	Chicago Mercantile Exchange	02/16/46	EUR	1,300,000	(164,181)	(164,877)
Receive a fixed rate equal to 0.782% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	07/05/46	EUR	11,520,000	219,790	218,045
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.744%	Chicago Mercantile Exchange	07/13/46	EUR	37,100,000	(264,776)	(263,682)
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	07/18/46	EUR	32,041,000	329,606	327,482
Receive a fixed rate equal to 0.787% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	07/18/46	EUR	5,100,000	105,380	104,551
Receive a fixed rate equal to 0.387% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/02/31	JPY	14,900,000	5,332	5,121
Receive a fixed rate equal to 0.360% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/03/31	JPY	1,677,000,000	534,604	517,714
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.372%	Chicago Mercantile Exchange	03/07/31	JPY	175,000,000	(58,895)	(56,823)
Receive a fixed rate equal to 0.623% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/02/36	JPY	11,900,000	8,769	8,325
Receive a fixed rate equal to 0.585% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/03/36	JPY	1,341,000,000	891,174	851,203
Receive a fixed rate equal to -0.105% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/07/21	JPY	1,300,000,000	1,178	1,659
Receive a fixed rate equal to -0.199% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	07/14/21	JPY	917,600,000	(41,467)	(41,398)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to -0.030%	Chicago Mercantile Exchange	03/02/23	JPY	29,800,000	(996)	(1,009)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to -0.044%	Chicago Mercantile Exchange	03/03/23	JPY	4,344,000,000	(106,329)	(112,606)
Receive a fixed rate equal to -0.020% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/07/23	JPY	1,130,000,000	44,939	44,814

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to -0.166% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	07/14/23	JPY	633,700,000	$(39,568)	$(39,364)
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	05/21/24	JPY	3,232,000,000	2,018,977	1,820,150
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.119%	Chicago Mercantile Exchange	03/02/26	JPY	21,200,000	(2,529)	(2,492)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.103%	Chicago Mercantile Exchange	03/03/26	JPY	2,381,000,000	(248,415)	(248,065)
Receive a fixed rate equal to -0.092% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	07/14/26	JPY	1,256,100,000	(118,096)	(116,696)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.073%	Chicago Mercantile Exchange	07/14/31	JPY	626,200,000	68,915	67,616
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.578%	Chicago Mercantile Exchange	03/07/36	JPY	250,000,000	(162,712)	(155,608)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.178%	Chicago Mercantile Exchange	07/14/36	JPY	467,900,000	61,842	60,251
Receive a fixed rate equal to 1.289% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/04/45	JPY	1,754,000,000	4,858,501	4,418,200
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.443%	Chicago Mercantile Exchange	02/24/45	JPY	797,101,798	(2,553,311)	(2,307,954)
Receive a fixed rate equal to 0.558% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/24/45	JPY	1,844,721,303	927,931	811,522
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.233%	Chicago Mercantile Exchange	07/14/46	JPY	294,600,000	52,945	51,498
Receive a fixed rate equal to 0.771% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/16	USD	120,000,000	(20,655)	(20,655)
Receive a fixed rate equal to 0.747% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/17	USD	32,000,000	(7,950)	(7,950)
Receive a fixed rate equal to 0.859% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/18	USD	89,000,000	(6,216)	(6,216)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.702%	Chicago Mercantile Exchange	04/04/18	USD	73,500,000	(63,437)	(63,437)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.969%	Chicago Mercantile Exchange	04/29/18	USD	87,600,000	(146,564)	(146,564)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.957%	Chicago Mercantile Exchange	04/29/18	USD	87,600,000	(128,852)	(128,852)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.919%	Chicago Mercantile Exchange	05/03/18	USD	87,600,000	(66,382)	(66,382)
Receive a fixed rate equal to 0.938% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/04/18	USD	195,600,000	214,364	214,364
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.861%	Chicago Mercantile Exchange	05/09/18	USD	105,500,000	30,460	30,460
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.868%	Chicago Mercantile Exchange	05/13/18	USD	65,100,000	12,108	12,108
Receive a fixed rate equal to 0.877% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/16/18	USD	237,800,000	(6,589)	(6,589)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.249%	Chicago Mercantile Exchange	07/06/18	USD	19,900,000	(141,155)	(141,155)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.966%	Chicago Mercantile Exchange	07/29/18	USD	112,800,000	(172,366)	(172,366)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.170%	Chicago Mercantile Exchange	01/19/19	USD	55,400,000	(347,290)	(347,290)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.826%	Chicago Mercantile Exchange	04/04/19	USD	26,000,000	(73,159)	(73,159)
Receive a fixed rate equal to 0.972% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/19	USD	17,500,000	21,545	21,545
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.999%	Chicago Mercantile Exchange	06/23/19	USD	31,300,000	(53,448)	(53,448)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.016%	Chicago Mercantile Exchange	06/27/19	USD	6,500,000	(14,354)	(14,354)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.021%	Chicago Mercantile Exchange	06/27/19	USD	45,400,000	(107,325)	(107,325)
Receive a fixed rate equal to 0.792% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/29/19	USD	259,000,000	(1,081,697)	(1,081,697)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.800%	Chicago Mercantile Exchange	06/30/19	USD	27,600,000	109,314	109,314

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.828%	Chicago Mercantile Exchange	07/01/19	USD	21,500,000	$68,969	$68,969
Receive a fixed rate equal to 0.836% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/05/19	USD	43,100,000	(128,997)	(128,997)
Receive a fixed rate equal to 0.834% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/05/19	USD	21,800,000	(66,703)	(66,703)
Receive a fixed rate equal to 0.800% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/08/19	USD	32,200,000	(130,280)	(130,280)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.841%	Chicago Mercantile Exchange	07/11/19	USD	10,100,000	29,198	29,198
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.841%	Chicago Mercantile Exchange	07/11/19	USD	44,900,000	129,540	129,540
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.826%	Chicago Mercantile Exchange	07/12/19	USD	73,700,000	246,180	246,180
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.865%	Chicago Mercantile Exchange	07/13/19	USD	42,900,000	94,427	94,427
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.919%	Chicago Mercantile Exchange	07/14/19	USD	32,000,000	19,753	19,753
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.013%	Chicago Mercantile Exchange	07/22/19	USD	43,000,000	(90,076)	(90,076)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.015%	Chicago Mercantile Exchange	07/22/19	USD	43,000,000	(92,487)	(92,487)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.058%	Chicago Mercantile Exchange	07/25/19	USD	48,100,000	(163,298)	(163,298)
Receive a fixed rate equal to 1.024% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/29/19	USD	43,600,000	100,449	100,449
Receive a fixed rate equal to 0.999% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/01/19	USD	32,400,000	49,164	49,164
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.794%	Chicago Mercantile Exchange	08/08/19	USD	20,000,000	(505,341)	(505,341)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	103,870,000	(2,365,646)	(2,365,646)
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	211,860,000	7,092,103	7,092,103
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.761%	Chicago Mercantile Exchange	12/15/19	USD	25,000,000	(662,443)	(662,443)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.882%	Chicago Mercantile Exchange	06/30/20	USD	47,338,000	(1,626,019)	(1,626,019)
Receive a fixed rate equal to 1.465% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/19/21	USD	21,100,000	403,499	403,499
Receive a fixed rate equal to 1.255% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/04/21	USD	20,500,000	(207,759)	(207,759)
Receive a fixed rate equal to 1.255% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/04/21	USD	20,500,000	198,538	198,538
Receive a fixed rate equal to 1.209% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/21	USD	21,000,000	160,096	160,096
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.223%	Chicago Mercantile Exchange	05/15/21	USD	36,000,000	(1,987,883)	(1,987,883)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.225%	Chicago Mercantile Exchange	05/15/21	USD	54,900,000	(3,035,410)	(3,035,410)
Receive a fixed rate equal to 0.989% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/11/21	USD	26,500,000	(91,325)	(91,325)
Receive a fixed rate equal to 1.145% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/11/23	USD	7,400,000	(24,795)	(24,795)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.507%	Chicago Mercantile Exchange	10/09/24	USD	13,000,000	(1,272,211)	(1,272,211)
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	53,952,000	4,874,946	4,874,946
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	112,280,000	(13,294,952)	(13,294,952)
Receive a fixed rate equal to 1.692% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/04/25	USD	33,972,000	1,107,081	1,107,081
Receive a fixed rate equal to 2.528% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/15/25	USD	24,930,000	2,607,051	2,607,051
Receive a fixed rate equal to 2.232% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/14/25	USD	12,900,000	1,023,911	1,023,911

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.754% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/29/26	USD	18,700,000	$687,396	$687,396
Receive a fixed rate equal to 1.768% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/29/26	USD	18,700,000	712,801	712,801
Receive a fixed rate equal to 1.729% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/03/26	USD	18,700,000	640,655	640,655
Receive a fixed rate equal to 1.743% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/04/26	USD	20,600,000	732,950	732,950
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.763%	Chicago Mercantile Exchange	05/04/26	USD	41,500,000	(1,554,806)	(1,554,806)
Receive a fixed rate equal to 1.693% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/06/26	USD	20,700,000	639,286	639,286
Receive a fixed rate equal to 1.686% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/06/26	USD	20,700,000	625,693	625,693
Receive a fixed rate equal to 1.630% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/09/26	USD	18,900,000	472,160	472,160
Receive a fixed rate equal to 1.604% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/10/26	USD	15,000,000	337,506	337,506
Receive a fixed rate equal to 1.605% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/10/26	USD	22,400,000	505,903	505,903
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.629%	Chicago Mercantile Exchange	05/16/26	USD	50,300,000	(1,247,742)	(1,247,742)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.630%	Chicago Mercantile Exchange	05/17/26	USD	13,900,000	(346,352)	(346,352)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.640%	Chicago Mercantile Exchange	05/19/26	USD	21,000,000	(542,569)	(542,569)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.761%	Chicago Mercantile Exchange	05/26/26	USD	17,550,000	(651,874)	(651,875)
Receive a fixed rate equal to 1.700% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/06/26	USD	16,900,000	529,668	529,668
Receive a fixed rate equal to 1.607% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/07/26	USD	14,300,000	323,033	323,033
Receive a fixed rate equal to 1.593% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/07/26	USD	21,400,000	454,060	454,060
Receive a fixed rate equal to 1.614% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/07/26	USD	14,300,000	331,801	331,801
Receive a fixed rate equal to 1.635% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/08/26	USD	21,400,000	539,878	539,878
Receive a fixed rate equal to 1.499% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/26	USD	10,300,000	127,296	127,296
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.523%	Chicago Mercantile Exchange	06/17/26	USD	23,800,000	(347,187)	(347,187)
Receive a fixed rate equal to 1.473% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/26	USD	21,200,000	208,725	208,725
Receive a fixed rate equal to 1.457% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/20/26	USD	6,700,000	55,585	55,585
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.510%	Chicago Mercantile Exchange	06/21/26	USD	34,100,000	(455,796)	(455,796)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.627%	Chicago Mercantile Exchange	06/27/26	USD	8,500,000	(207,757)	(207,757)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.634%	Chicago Mercantile Exchange	06/27/26	USD	8,900,000	(223,800)	(223,800)
Receive a fixed rate equal to 1.463% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/28/26	USD	66,500,000	590,010	590,010
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.411%	Chicago Mercantile Exchange	07/01/26	USD	13,500,000	(52,462)	(52,462)
Receive a fixed rate equal to 1.393% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/05/26	USD	13,500,000	28,497	28,497
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.339%	Chicago Mercantile Exchange	07/11/26	USD	6,500,000	20,286	20,286
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.384%	Chicago Mercantile Exchange	07/14/26	USD	20,500,000	(24,755)	(24,755)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.470%	Chicago Mercantile Exchange	07/19/26	USD	17,300,000	(161,308)	(161,308)
Receive a fixed rate equal to 1.441% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/21/26	USD	26,900,000	176,287	176,287

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.451%	Chicago Mercantile Exchange	07/21/26	USD	132,600,000	$(989,533)	$(989,533)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.482%	Chicago Mercantile Exchange	07/22/26	USD	10,100,000	(105,701)	(105,701)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.546%	Chicago Mercantile Exchange	07/25/26	USD	20,500,000	(339,334)	(339,334)
Receive a fixed rate equal to 1.498% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/26/26	USD	17,300,000	205,226	205,226
Receive a fixed rate equal to 1.448% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/29/26	USD	23,700,000	167,162	167,162
Receive a fixed rate equal to 1.448% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/29/26	USD	17,000,000	120,606	120,606
Receive a fixed rate equal to 1.429% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/01/26	USD	10,300,000	52,478	52,478
Receive a fixed rate equal to 1.837% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/31	USD	5,200,000	281,594	281,594
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.188%	Chicago Mercantile Exchange	04/04/46	USD	3,000,000	(314,617)	(314,617)
Receive a fixed rate equal to 2.035% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/46	USD	1,800,000	191,057	191,057
Receive a fixed rate equal to 1.774% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/11/46	USD	1,300,000	2,764	2,764
Receive a fixed rate equal to 1.821% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/01/46	USD	1,000,000	13,739	13,739
					$(3,005,548)	$(3,569,819)

At July 31, 2016, the following over-the-counter written options were outstanding for Voya Global Bond Fund:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
43,600,000	JPMorgan Chase & Co.	Put USD vs. Call EUR	USD	1.120	09/12/16	$187,349	$(443,821)
42,100,000	Goldman Sachs & Co.	Put USD vs. Call JPY	USD	101.000	08/05/16	359,469	(156,857)
43,600,000	Goldman Sachs & Co.	Put USD vs. Call JPY	USD	102.000	08/12/16	297,352	(415,259)
21,800,000	Goldman Sachs & Co.	Put USD vs. Call JPY	USD	103.000	08/29/16	231,734	(410,064)
21,800,000	Societe Generale	Put USD vs. Call JPY	USD	100.000	08/10/16	69,247	(62,249)
				Total Written OTC Options		$1,145,151	$(1,488,250)

At July 31, 2016, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Bank of America	3-month USD-LIBOR-BBA	Pay	1.468%	10/18/16	USD	239,022,000	$3,537,269	$(2,003,125)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	0.483%	09/21/16	USD	448,600,000	329,721	(240,127)
Put OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Pay	0.984%	09/19/16	USD	449,800,000	1,919,682	(943,420)
Call OTC Swaption	Bank of America	3-month USD-LIBOR-BBA	Receive	1.468%	10/18/16	USD	239,022,000	3,537,270	(4,090,167)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	0.483%	09/21/16	USD	448,600,000	329,721	(345,896)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	0.984%	09/19/16	USD	449,800,000	1,919,682	(1,291,988)
					Total Written Swaptions			$11,573,345	$(8,914,723)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Purchased options	$150,475
Interest rate contracts	Purchased options	9,558,818
Foreign exchange contracts	Forward foreign currency contracts	3,574,045
Interest rate contracts	Futures contracts	2,913,036
Interest rate contracts	Interest rate swaps	42,749,408
Total Asset Derivatives		$58,945,782

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$1,453,319
Interest rate contracts	Futures contracts	1,666,488
Interest rate contracts	Interest rate swaps	46,319,227
Foreign exchange contracts	Written options	1,488,250
Interest rate contracts	Written options	8,914,723
Total Liability Derivatives		$59,842,007

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2016:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Morgan Stanley	Societe Generale	Totals
Assets:
Purchased options	$6,706,243	$-	$-	$-	$-	$58,606	$2,918,181	$-	$26,263	$9,709,293
Forward foreign currency contracts	-	112,814	13,720	763,474	113,669	1,980,276	440,565	149,527	-	3,574,045
Total Assets	$6,706,243	$112,814	$13,720	$763,474	$113,669	$2,038,882	$3,358,746	$149,527	$26,263	$13,283,338

Liabilities:
Forward foreign currency contracts	$-	$105,833	$-	$103,945	$31,671	$96,663	$256,962	$858,245	$-	$1,453,319
Written options	6,093,292	-	-	-	586,023	982,180	2,679,229	-	62,249	10,402,973
Total Liabilities	$6,093,292	$105,833	$-	$103,945	$617,694	$1,078,843	$2,936,191	$858,245	$62,249	$11,856,292

Net OTC derivative instruments by counterparty, at fair value	$612,951	$6,981	$13,720	$659,529	$(504,025)	$960,039	$422,555	$(708,718)	$(35,986)	$1,427,046

Total cash collateral pledged by the Fund/(Received from counterparty)(1)	$-	$-	$-	$-	$-	$-	$(422,555)	$-	$-	$(422,555)

Net Exposure(2)	$612,951	$6,981	$13,720	$659,529	$(504,025)	$960,039	$-	$(708,718)	$(35,986)	$1,004,491

(1)	At July 31, 2016, JPMorgan Chase & Co. had pledged $530,000 in cash collateral to the Fund. Excess cash collateral is not shown for financial reporting purposes.
(2)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		Belgium: 0.4%
9,400		Ageas	$316,017	0.4

		Canada: 3.6%
8,259		Canadian Imperial Bank of Commerce	627,435	0.8
68,740		Cenovus Energy, Inc.	983,993	1.2
48,932		Shaw Communications, Inc. - Class B	992,394	1.2
6,645		TransCanada Corp.	308,113	0.4
			2,911,935	3.6

		France: 11.0%
35,341		BNP Paribas	1,753,074	2.2
16,829		Casino Guichard Perrachon S.A.	912,112	1.1
24,706		Cie de Saint-Gobain	1,048,830	1.3
33,237		Eutelsat Communications	660,982	0.8
77,634		Engie SA	1,277,828	1.6
11,266		Sanofi	959,567	1.2
26,700		Total S.A.	1,284,111	1.6
13,123		Vinci S.A.	997,421	1.2
			8,893,925	11.0

		Germany: 1.3%
47,614	@	Deutsche Bank AG	640,331	0.8
6,800	@	Wincor Nixdorf AG	376,272	0.5
			1,016,603	1.3

		Italy: 3.6%
107,364		Assicurazioni Generali S.p.A.	1,414,358	1.8
48,886		ENI S.p.A.	749,916	0.9
288,000		UniCredit SpA	706,548	0.9
			2,870,822	3.6

		Japan: 8.8%
13,800		Canon, Inc.	391,637	0.5
35,000		Hitachi Chemical Co., Ltd.	730,052	0.9
50,800		Itochu Corp.	575,963	0.7
20,600		Japan Airlines Co. Ltd.	635,074	0.8
28,000		Japan Post Bank Co. Ltd.	341,667	0.4
270,600		Mitsubishi UFJ Financial Group, Inc.	1,368,025	1.7
52,400		Mitsui & Co., Ltd.	613,911	0.8
101,700		Nissan Motor Co., Ltd.	985,318	1.2
44,900		Sumitomo Mitsui Financial Group, Inc.	1,423,300	1.8
			7,064,947	8.8

		Netherlands: 2.9%
126,400	@	ArcelorMittal	818,808	1.0
56,941		Royal Dutch Shell PLC	1,483,272	1.9
			2,302,080	2.9

		Singapore: 1.2%
201,300		Singapore Telecommunications Ltd.	631,254	0.8
23,100		United Overseas Bank Ltd.	316,963	0.4
			948,217	1.2

		Spain: 1.2%
98,887	@	Telefonica S.A.	968,584	1.2

		Sweden: 1.6%
11,500		Electrolux AB	311,561	0.4
94,971		Volvo AB - B Shares	1,011,981	1.2
			1,323,542	1.6

		Switzerland: 5.3%
59,575		Credit Suisse Group AG	685,096	0.9
11,417		Novartis AG	946,963	1.2
3,577		Roche Holding AG	913,094	1.1
54,764		STMicroelectronics NV	400,457	0.5
1,600	@	Syngenta AG	626,675	0.8
2,769		Zurich Insurance Group AG	664,818	0.8
			4,237,103	5.3

		Taiwan: 1.6%
42,300		MediaTek, Inc.	322,962	0.4
35,099		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	975,050	1.2
			1,298,012	1.6

		United Kingdom: 9.5%
343,205		Barclays PLC	699,783	0.9
152,872		HSBC Holdings PLC	1,002,031	1.2
14,675		Imperial Brands PLC	773,329	0.9
214,088		J Sainsbury PLC	635,317	0.8
232,700		Kingfisher PLC	1,033,346	1.3
30,401		Rio Tinto PLC	986,582	1.2
98,400		RSA Insurance Group PLC	647,068	0.8
30,700		SSE PLC	616,245	0.8
418,867		Vodafone Group PLC	1,272,471	1.6
			7,666,172	9.5

		United States: 44.1%
14,800		Abbott Laboratories	662,300	0.8
14,823		AbbVie, Inc.	981,727	1.2
8,800		American Electric Power Co., Inc.	609,840	0.8
5,929		Amgen, Inc.	1,019,966	1.3
12,828		Apple, Inc.	1,336,806	1.7
13,350		Baxter International, Inc.	641,067	0.8
4,165		Bristol-Myers Squibb Co.	311,584	0.4
5,300		Bunge Ltd.	348,952	0.4
8,116		Caterpillar, Inc.	671,680	0.8
20,578		CenturyLink, Inc.	646,972	0.8
8,968		Chevron Corp.	919,041	1.1
42,669		Cisco Systems, Inc.	1,302,685	1.6
36,925		Citigroup, Inc.	1,617,684	2.0
19,300		ConAgra Foods, Inc.	902,468	1.1
11,689		Eli Lilly & Co.	968,901	1.2
34,800		EMC Corp.	984,144	1.2
10,537		Eversource Energy	616,309	0.8
9,942		Exxon Mobil Corp.	884,341	1.1

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
48,503		Freeport-McMoRan, Inc.	$628,599	0.8
37,300		Gap, Inc.	961,967	1.2
38,530		General Electric Co.	1,199,824	1.5
7,200		Gilead Sciences, Inc.	572,184	0.7
2,000		International Business Machines Corp.	321,240	0.4
9,792		Intel Corp.	341,349	0.4
5,065		JPMorgan Chase & Co.	324,008	0.4
14,400		Las Vegas Sands Corp.	729,360	0.9
26,940		Macy's, Inc.	965,260	1.2
28,500		Mattel, Inc.	951,330	1.2
7,658		McDonald's Corp.	900,964	1.1
10,500		Merck & Co., Inc.	615,930	0.8
29,628		Metlife, Inc.	1,266,301	1.6
22,543		Microsoft Corp.	1,277,737	1.6
24,500		Mosaic Co.	661,500	0.8
43,156		Pfizer, Inc.	1,592,025	2.0
11,732		PNC Financial Services Group, Inc.	969,650	1.2
10,954		Procter & Gamble Co.	937,553	1.2
7,900		Schlumberger Ltd.	636,108	0.8
22,707	L	Seagate Technology	727,305	0.9
5,400		Stanley Black & Decker, Inc.	657,180	0.8
45,100		Symantec Corp.	921,393	1.2
11,163		Verizon Communications, Inc.	618,542	0.8
12,600		Wal-Mart Stores, Inc.	919,422	1.1
8,200		WestRock Co.	351,862	0.4
			35,475,060	44.1

	Total Common Stock
	(Cost $81,391,282)		77,293,019	96.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc: 0.9%
753,250	Millenium Fixed Income Ltd., Repurchase Agreement dated 07/29/16, 0.38%, due 08/01/16 (Repurchase Amount $753,274, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $768,315, due 03/15/18-02/15/44)
	(Cost $753,250)	753,250	0.9

	Total Short-Term Investments (Cost $753,250)	753,250	0.9

	Total Investments in Securities (Cost $82,144,532)	$78,046,269	97.0
	Assets in Excess of Other Liabilities	2,413,846	3.0
	Net Assets	$80,460,115	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at July 31, 2016.

Cost for federal income tax purposes is $83,219,811.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,578,249
Gross Unrealized Depreciation	(10,751,791)

Net Unrealized Depreciation	$(5,173,542)

Sector Diversification	Percentage of Net Assets
Financials	21.0%
Health Care	12.7
Information Technology	12.1
Consumer Discretionary	10.5
Industrials	9.1
Energy	9.0
Consumer Staples	6.6
Materials	5.9
Telecommunication Services	5.2
Utilities	4.0
Short-Term Investments	0.9
Assets in Excess of Other Liabilities	3.0
Net Assets	100.0%

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2016
Asset Table
Investments, at fair value
Common Stock
Belgium	$–	$316,017	$–	$316,017
Canada	2,911,935	–	–	2,911,935
France	–	8,893,925	–	8,893,925
Germany	–	1,016,603	–	1,016,603
Italy	–	2,870,822	–	2,870,822
Japan	–	7,064,947	–	7,064,947
Netherlands	–	2,302,080	–	2,302,080
Singapore	–	948,217	–	948,217
Spain	–	968,584	–	968,584
Sweden	–	1,323,542	–	1,323,542
Switzerland	–	4,237,103	–	4,237,103
Taiwan	975,050	322,962	–	1,298,012
United Kingdom	–	7,666,172	–	7,666,172
United States	35,475,060	–	–	35,475,060
Total Common Stock	39,362,045	37,930,974	–	77,293,019
Short-Term Investments	–	753,250	–	753,250
Total Investments, at fair value	$39,362,045	$38,684,224	$–	$78,046,269

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.4%
		Australia: 0.9%
303,425		QBE Insurance Group Ltd.	$2,532,549	0.9

		Canada: 0.7%
71,478		Canadian Natural Resources Ltd.	2,160,780	0.7

		China: 2.7%
12,100,000	@	China Hongxing Sports Ltd.	64,868	0.0
420,224		China Mobile Ltd.	5,203,854	1.8
830,000		China Overseas Land & Investment Ltd.	2,737,812	0.9
			8,006,534	2.7

		Czech Republic: 0.9%
64,560		Komercni Banka AS	2,543,496	0.9

		Denmark: 1.2%
122,737		Danske Bank A/S	3,337,845	1.2

		France: 3.6%
245,806		Orange SA	3,772,412	1.3
13,453		LVMH Moet Hennessy Louis Vuitton SE	2,303,733	0.8
50,856		Renault S.A.	4,446,571	1.5
			10,522,716	3.6

		Germany: 3.7%
40,591		BASF SE	3,188,503	1.1
43,128	@	Deutsche Boerse AG	3,606,657	1.3
35,817		Siemens AG	3,887,827	1.3
			10,682,987	3.7

		Hong Kong: 1.0%
486,200		AIA Group Ltd.	3,028,633	1.0

		Ireland: 1.8%
60,932		Medtronic PLC	5,339,471	1.8

		Italy: 2.4%
486,069		Enel S.p.A.	2,237,176	0.8
311,311		ENI S.p.A.	4,775,540	1.6
			7,012,716	2.4

		Japan: 6.8%
1,197		Japan Retail Fund Investment Corp.	2,945,073	1.0
128,900		Japan Tobacco, Inc.	5,027,064	1.7
211,258		LIXIL Group Corp.	3,929,167	1.4
226,914		Mitsubishi Corp.	3,903,983	1.3
424,900		Panasonic Corp.	4,086,130	1.4
			19,891,417	6.8

		Netherlands: 2.8%
130,726		Koninklijke Philips NV	3,476,906	1.2
93,382		Royal Dutch Shell PLC - Class A ADR	4,836,254	1.6
			8,313,160	2.8

		Spain: 0.8%
110,181		Gas Natural SDG S.A.	2,279,072	0.8

		Sweden: 0.9%
256,641		Volvo AB - B Shares	2,734,686	0.9

		Switzerland: 7.3%
70,615		Nestle S.A.	5,658,566	1.9
64,904		Novartis AG	5,383,347	1.8
10,650	@	Partners Group	4,870,940	1.7
21,159		Roche Holding AG	5,401,216	1.9
			21,314,069	7.3

		Taiwan: 1.5%
158,074		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,391,296	1.5

		United Kingdom: 4.4%
76,652		AstraZeneca PLC	5,131,720	1.7
129,348		Diageo PLC	3,706,689	1.3
19,979		Shire PLC ADR	3,878,323	1.4
			12,716,732	4.4

		United States: 52.0%
9,508	@	Amazon.com, Inc.	7,214,765	2.5
75,053		Apple, Inc.	7,821,273	2.7
70,572		AT&T, Inc.	3,055,062	1.0
48,006		Baker Hughes, Inc.	2,296,127	0.8
82,459		BB&T Corp.	3,040,263	1.0
285,234		Cisco Systems, Inc.	8,708,194	3.0
170,930		Coach, Inc.	7,368,792	2.5
113,900		Coca-Cola Co.	4,969,457	1.7
39,661		Crown Castle International Corp.	3,848,307	1.3
70,715		Deere & Co.	5,495,263	1.9
107,480		Dow Chemical Co.	5,768,452	2.0
22,285		General Dynamics Corp.	3,273,444	1.1
64,388		Gilead Sciences, Inc.	5,116,914	1.7
70,262		Hartford Financial Services Group, Inc.	2,799,941	1.0
45,027		Hasbro, Inc.	3,657,543	1.2
71,365		JPMorgan Chase & Co.	4,565,219	1.6
34,622		Kimberly-Clark Corp.	4,485,280	1.5
52,110		Kraft Heinz Co.	4,501,783	1.5
48,905	L	Lam Research Corp.	4,390,202	1.5
40,707		McDonald's Corp.	4,789,178	1.6
158,107		Microsoft Corp.	8,961,505	3.1
86,320		Nucor Corp.	4,630,205	1.6
37,593		Occidental Petroleum Corp.	2,809,325	1.0
59,240		PG&E Corp.	3,787,806	1.3
51,802		Philip Morris International, Inc.	5,193,668	1.8
119,671		Qualcomm, Inc.	7,489,011	2.6
18,579		Simon Property Group, Inc.	4,218,176	1.4
51,627		T. Rowe Price Group, Inc.	3,649,513	1.2
36,357		UnitedHealth Group, Inc.	5,206,322	1.8
56,410		Valero Energy Corp.	2,949,115	1.0

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
131,431	Wells Fargo & Co.	$6,304,745	2.1
		152,364,850	52.0

	Total Common Stock
	(Cost $262,975,927)	279,173,009	95.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
	Securities Lending Collateralcc: 0.7%
979,795	Cantor Fitzgerald, Repurchase Agreement dated 07/29/16, 0.37%, due 08/01/16 (Repurchase Amount $979,825, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $999,391, due 08/03/16-05/20/66)	979,795	0.3
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 07/29/16, 0.38%, due 08/01/16 (Repurchase Amount $1,000,031, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,020,000, due 03/15/18-02/15/44)	1,000,000	0.4
		1,979,795	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.1%
9,257,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.390%††
	(Cost $9,257,000)	9,257,000	3.1

	Total Short-Term Investments
	(Cost $11,236,795)	11,236,795	3.8

	Total Investments in Securities (Cost $274,212,722)	$290,409,804	99.2
	Assets in Excess of Other Liabilities	2,408,918	0.8
	Net Assets	$292,818,722	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at July 31, 2016.

Cost for federal income tax purposes is $275,589,770.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$25,926,071
Gross Unrealized Depreciation	(11,106,037)
Net Unrealized Appreciation	$14,820,034

Sector Diversification	Percentage of Net Assets
Financials	18.5%
Information Technology	14.4
Health Care	12.1
Consumer Discretionary	11.5
Consumer Staples	11.4
Industrials	9.1
Energy	6.7
Materials	4.7
Telecommunication Services	4.1
Utilities	2.9
Short-Term Investments	3.8
Assets in Excess of Other Liabilities	0.8
Net Assets	100.0%

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$2,532,549	$–	$2,532,549
Canada	2,160,780	–	–	2,160,780
China	–	7,941,666	64,868	8,006,534
Czech Republic	–	2,543,496	–	2,543,496
Denmark	–	3,337,845	–	3,337,845
France	–	10,522,716	–	10,522,716
Germany	3,606,657	7,076,330	–	10,682,987
Hong Kong	–	3,028,633	–	3,028,633
Ireland	5,339,471	–	–	5,339,471
Italy	–	7,012,716	–	7,012,716
Japan	–	19,891,417	–	19,891,417
Netherlands	4,836,254	3,476,906	–	8,313,160
Spain	–	2,279,072	–	2,279,072
Sweden	–	2,734,686	–	2,734,686
Switzerland	–	21,314,069	–	21,314,069
Taiwan	4,391,296	–	–	4,391,296
United Kingdom	3,878,323	8,838,409	–	12,716,732
United States	152,364,850	–	–	152,364,850
Total Common Stock	176,577,631	102,530,510	64,868	279,173,009
Short-Term Investments	9,257,000	1,979,795	–	11,236,795
Total Investments, at fair value	$185,834,631	$104,510,305	$64,868	$290,409,804
Other Financial Instruments+
Futures	701,865	–	–	701,865
Total Assets	$186,536,496	$104,510,305	$64,868	$291,111,669

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2016, the following futures contracts were outstanding for Voya Global Equity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	166	09/16/16	$7,316,450	$701,865
			$7,316,450	$701,865

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$701,865
Total Asset Derivatives		$701,865

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
107,513	Voya Corporate Leaders ® 100 Fund - Class R6	$1,980,383	5.0
683,007	Voya Global Bond Fund - Class R6	6,973,504	17.6
92,844	Voya Global Real Estate Fund - Class R6	1,997,997	5.0
799,952	Voya GNMA Income Fund - Class I	6,927,584	17.4
877,842	Voya High Yield Bond Fund - Class I	6,943,734	17.5
672,941	Voya Intermediate Bond Fund - Class R6	6,951,482	17.5
218,734	Voya International Core Fund - Class I	1,992,666	5.0
78,543	@ Voya MidCap Opportunities Fund - Class R6	1,972,988	5.0
207,255	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,981,357	5.0
121,290	Voya Small Company Fund - Class R6	1,975,813	5.0

	Total Mutual Funds (Cost $38,902,636)	39,697,508	100.0

	Assets in Excess of Other Liabilities	8,243	–
	Net Assets	$39,705,751	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $39,670,176.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$927,973
Gross Unrealized Depreciation	(900,641)

Net Unrealized Appreciation	$27,332

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2016
Asset Table
Investments, at fair value
Mutual Funds	$39,697,508	$–	$–	$39,697,508
Total Investments, at fair value	$39,697,508	$–	$–	$39,697,508

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 7/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class R6	$1,824,115	$397,224	$(308,338)	$67,382	$1,980,383	$32,175	$(6,525)	$-
Voya Global Bond Fund - Class R6	6,436,019	890,859	(901,490)	548,116	6,973,504	-	(24,279)	-
Voya Global Real Estate Fund - Class R6	1,824,735	406,065	(371,472)	138,669	1,997,997	45,435	16,261	-
Voya GNMA Income Fund - Class I	6,423,330	1,287,868	(862,620)	79,006	6,927,584	98,099	6,694	-
Voya High Yield Bond Fund - Class I	6,452,934	1,187,066	(829,581)	133,315	6,943,734	282,899	(70,861)	-
Voya Intermediate Bond Fund - Class R6	6,441,442	1,191,101	(887,662)	206,601	6,951,482	154,483	17,303	-
Voya International Core Fund - Class I	1,837,278	493,176	(314,906)	(22,882)	1,992,666	19,910	(52,669)	27,133
Voya MidCap Opportunities Fund - Class R6	1,832,184	526,183	(432,411)	47,032	1,972,988	-	(40,247)	142,526
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,845,927	480,127	(487,320)	142,623	1,981,357	26,321	(68,491)	-
Voya Small Company Fund - Class R6	1,829,793	709,731	(564,131)	420	1,975,813	4,451	(71,297)	253,152
	$36,747,757	$7,569,400	$(5,959,931)	$1,340,282	$39,697,508	$663,773	$(294,111)	$422,811

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Australia: 6.7%
5,348,042		GPT Group	$22,809,406	0.6
27,690,095		Mirvac Group	46,322,936	1.3
22,511,379		Scentre Group	90,731,218	2.5
14,186,677		Vicinity Centres	37,383,901	1.1
5,172,492		Westfield Corp.	42,048,152	1.2
			239,295,613	6.7

		France: 7.2%
381,899		Gecina S.A.	57,882,174	1.6
109,760		Icade	8,467,855	0.3
1,973,971		Klepierre	94,654,168	2.6
353,106		Unibail-Rodamco SE	97,288,919	2.7
			258,293,116	7.2

		Germany: 2.8%
319,547		Deutsche Wohnen AG	11,963,532	0.3
790,793		LEG Immobilien AG	79,396,377	2.2
277,507		Vonovia SE	11,002,468	0.3
			102,362,377	2.8

		Hong Kong: 7.0%
6,260,000		Cheung Kong Property Holdings Ltd.	44,919,947	1.3
1,136,300		Henderson Land Development Co., Ltd.	6,782,811	0.2
8,731,500		Link REIT	65,234,203	1.8
7,101,000		Sun Hung Kai Properties Ltd.	101,888,351	2.8
4,804,000		Wharf Holdings Ltd.	33,200,395	0.9
			252,025,707	7.0

		Japan: 12.2%
148,100		Daito Trust Construction Co., Ltd.	24,868,906	0.7
11,338		GLP J-Reit	14,458,160	0.4
13,730		Invincible Investment Corp.	9,249,043	0.2
1,156		Japan Real Estate Investment Corp.	6,988,720	0.2
22,911		Japan Retail Fund Investment Corp.	56,369,731	1.6
5,566		Kenedix Office Investment Corp.	34,822,955	1.0
4,312,223		Mitsubishi Estate Co., Ltd.	80,196,949	2.2
3,139,688		Mitsui Fudosan Co., Ltd.	67,960,809	1.9
16,030		Mori Hills REIT Investment Corp.	25,227,559	0.7
21,666		Nippon Prologis REIT, Inc.	54,181,647	1.5
1,160		Nippon Building Fund, Inc.	7,137,723	0.2
18,416		Orix JREIT, Inc.	33,968,232	0.9
960,000		Sumitomo Realty & Development Co., Ltd.	24,839,267	0.7
			440,269,701	12.2

		Netherlands: 1.0%
480,164		Eurocommercial Properties NV	21,269,503	0.6
3,397,770		NSI NV	15,014,421	0.4
			36,283,924	1.0

		Singapore: 0.2%
6,304,500		Mapletree Commercial Trust	7,453,295	0.2

		Spain: 0.3%
792,467	L	Hispania Activos Inmobiliarios SOCIMI SA	10,607,309	0.3

		Sweden: 0.6%
1,196,087	@	Hufvudstaden AB	19,975,334	0.6

		United Kingdom: 4.4%
293,145		Derwent London PLC	11,025,133	0.3
2,819,395		Great Portland Estates PLC	25,488,499	0.7
2,952,571		Hammerson PLC	21,795,487	0.6
6,295,775		Land Securities Group PLC	91,140,558	2.5
2,043,220		Safestore Holdings PLC	10,016,102	0.3
			159,465,779	4.4

		United States: 56.6%
265,700		Alexandria Real Estate Equities, Inc.	29,838,110	0.8
575,808		AvalonBay Communities, Inc.	106,898,755	3.0
815,560		CubeSmart	24,230,288	0.7
763,150		DCT Industrial Trust, Inc.	38,325,393	1.1
2,828,000		DDR Corp.	55,824,720	1.6
746,892		Digital Realty Trust, Inc.	78,020,338	2.2
902,400		Duke Realty Corp.	25,980,096	0.7
1,485,500		Equity Residential	100,999,145	2.8
1,401,200		Gaming and Leisure Properties, Inc.	50,204,996	1.4
3,831,254		General Growth Properties, Inc.	122,408,565	3.4
935,100		Healthcare Realty Trust, Inc.	33,813,216	0.9
1,023,098		Healthcare Trust of America, Inc.	34,836,487	1.0
438,380		Highwoods Properties, Inc.	24,426,534	0.7
2,884,235		Host Hotels & Resorts, Inc.	51,166,329	1.4
847,900		Kilroy Realty Corp.	62,074,759	1.7
2,953,430		Kimco Realty Corp.	94,805,103	2.6
705,014		MGM Growth Properties LLC	19,112,929	0.5
1,294,800		Paramount Group, Inc.	22,827,324	0.6
820,792		Pebblebrook Hotel Trust	24,336,483	0.7
1,814,682		ProLogis, Inc.	98,882,022	2.7
342,624		Public Storage, Inc.	81,859,726	2.3
342,100		QTS Realty Trust, Inc.	19,585,225	0.5
633,400		Regency Centers Corp.	53,794,662	1.5
849,220		Simon Property Group, Inc.	192,806,909	5.4
840,130		SL Green Realty Corp.	98,984,117	2.8

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
4,667,156	Spirit Realty Capital, Inc.	$63,800,022	1.8
657,500	Sun Communities, Inc.	52,041,125	1.4
1,704,915	Sunstone Hotel Investors, Inc.	22,675,369	0.6
1,341,355	UDR, Inc.	49,938,647	1.4
6,161,400	VEREIT, Inc.	68,145,084	1.9
888,002	Vornado Realty Trust	95,371,415	2.7
1,726,900	Welltower, Inc.	136,994,977	3.8
		2,035,008,870	56.6

	Total Common Stock (Cost $2,348,938,052)	3,561,041,025	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc: 0.1%
792,559	Cantor Fitzgerald, Repurchase Agreement dated 07/29/16, 0.37%, due 08/01/16 (Repurchase Amount $792,583, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $808,410, due 08/03/16-05/20/66)	792,559	0.0
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 07/29/16, 0.38%, due 08/01/16 (Repurchase Amount $1,000,031, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,020,000, due 03/15/18-02/15/44)	1,000,000	0.1
		1,792,559	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
29,297,498	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.390%†† (Cost $29,297,498)	29,297,498	0.8

	Total Short-Term Investments (Cost $31,090,057)	31,090,057	0.9

	Total Investments in Securities (Cost $2,380,028,109)	$3,592,131,082	99.9
	Assets in Excess of Other Liabilities	5,311,429	0.1
	Net Assets	$3,597,442,511	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at July 31, 2016.

Cost for federal income tax purposes is $2,530,568,994.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,179,083,666
Gross Unrealized Depreciation	(117,521,578)

Net Unrealized Appreciation	$1,061,562,088

REIT Diversification	Percentage of Net Assets
Retail REITs	29.2%
Diversified REITs	14.0
Office REITs	13.5
Diversified Real Estate Activities	10.3
Specialized REITs	9.8
Residential REITs	9.3
Industrial REITs	4.6
Real Estate Operating Companies	3.4
Hotels, Resorts & Cruise Lines	2.5
Real Estate Services	2.1
Real Estate Development	0.3
Assets in Excess of Other Liabilities*	1.0
Net Assets	100.0%

*	Includes short-term investments.

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$239,295,613	$–	$239,295,613
France	–	258,293,116	–	258,293,116
Germany	–	102,362,377	–	102,362,377
Hong Kong	–	252,025,707	–	252,025,707
Japan	–	440,269,701	–	440,269,701
Netherlands	–	36,283,924	–	36,283,924
Singapore	7,453,295	–	–	7,453,295
Spain	–	10,607,309	–	10,607,309
Sweden	–	19,975,334	–	19,975,334
United Kingdom	–	159,465,779	–	159,465,779
United States	2,035,008,870	–	–	2,035,008,870
Total Common Stock	2,042,462,165	1,518,578,860	–	3,561,041,025
Short-Term Investments	29,297,498	1,792,559	–	31,090,057
Total Investments, at fair value	$2,071,759,663	$1,520,371,419	$–	$3,592,131,082

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya International Core Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Australia: 0.9%
728,581	@	South32 Ltd.	$1,027,357	0.3
266,187		Westfield Corp.	2,163,884	0.6
			3,191,241	0.9

		Belgium: 0.4%
21,806		Umicore	1,261,693	0.4

		Brazil: 1.8%
167,490		BB Seguridade Participacoes SA	1,564,149	0.4
301,642	@	Petroleo Brasileiro SA ADR	2,618,252	0.7
395,705		Vale SA ADR	2,275,304	0.7
			6,457,705	1.8

		Canada: 6.9%
151,540		Canadian National Railway Co.	9,606,683	2.7
121,420		Imperial Oil Ltd.	3,735,642	1.1
146,100		Magna International, Inc.	5,628,484	1.6
115,530		TransCanada Corp.	5,356,862	1.5
			24,327,671	6.9

		China: 4.2%
71,349	@	Alibaba Group Holding Ltd. ADR	5,884,865	1.7
12,508	@	Baidu, Inc. ADR	1,996,277	0.6
634,000		China Life Insurance Co., Ltd.	1,438,094	0.4
2,579,000		CNOOC Ltd.	3,108,297	0.9
1,356,000		PICC Property & Casualty Co., Ltd.	2,112,871	0.6
			14,540,404	4.2

		Denmark: 0.3%
26,163	@	H Lundbeck A/S	1,063,516	0.3

		France: 11.3%
62,510		BNP Paribas	3,100,780	0.9
50,327		Cap Gemini SA	4,837,633	1.4
43,271		Essilor International SA	5,542,501	1.6
11,294		LVMH Moet Hennessy Louis Vuitton SE	1,934,019	0.5
92,491		Schneider Electric SE	6,034,437	1.7
29,504		Technip S.A.	1,654,223	0.5
221,709		Total S.A.	10,662,886	3.0
21,757		Unibail-Rodamco SE	5,994,560	1.7
			39,761,039	11.3

		Germany: 9.9%
1,205		Adidas AG	197,949	0.0
79,617		Beiersdorf AG	7,480,041	2.1
47,569		Brenntag AG	2,363,049	0.7
21,052		Continental AG	4,414,990	1.3
201,919		Deutsche Telekom AG	3,435,178	1.0
78,215		Deutsche Wohnen AG	2,928,294	0.8
220,910		E.ON AG	2,369,242	0.7
117,832	@	RWE AG	2,095,904	0.6
31,846		Siemens AG	3,456,787	1.0
147,153		Vonovia SE	5,834,254	1.7
			34,575,688	9.9

		Hong Kong: 1.2%
166,826		Hong Kong Exchanges and Clearing Ltd.	4,130,311	1.2

		India: 3.5%
445,590		Bharti Infratel Ltd.	2,629,511	0.8
19,987		Divis Laboratories Ltd.	358,144	0.1
28,310		HDFC Bank Ltd ADR	1,961,034	0.5
947,916		ICICI Bank Ltd.	3,678,060	1.0
17,755		Maruti Suzuki India Ltd.	1,265,015	0.4
232,976		Power Grid Corp. of India Ltd.	612,927	0.2
46,776		Tata Consultancy Services Ltd.	1,832,436	0.5
			12,337,127	3.5

		Italy: 4.9%
88,499		Banca Generali SpA	1,832,074	0.5
441,586		ENI S.p.A.	6,773,971	1.9
252,233	@	FinecoBank Banca Fineco SpA	1,500,692	0.4
1,023,563		Intesa Sanpaolo SpA - ISP	2,258,665	0.7
96,629		Luxottica Group S.p.A.	4,697,544	1.4
			17,062,946	4.9

		Japan: 9.9%
17,660		Daito Trust Construction Co., Ltd.	2,965,462	0.8
99,300		Daiwa House Industry Co., Ltd.	2,784,457	0.8
14,943		Eisai Co., Ltd.	873,740	0.2
388,000		Mitsubishi Electric Corp.	4,523,483	1.3
361,000		NEC Corp.	985,842	0.3
90,000		Nippon Telegraph & Telephone Corp.	4,276,780	1.2
32,000		Olympus Corp.	1,104,250	0.3
50,600		Omron Corp.	1,678,027	0.5
44,464		Ono Pharmaceutical Co., Ltd.	1,599,275	0.5
114,610		Seven & I Holdings Co., Ltd.	4,758,961	1.4
121,100		Sumitomo Mitsui Financial Group, Inc.	3,838,789	1.1
137,347		Tokio Marine Holdings, Inc.	5,316,323	1.5
			34,705,389	9.9

		Netherlands: 7.7%
67,630	@	AerCap Holdings NV	2,469,171	0.7
109,243		Airbus Group SE	6,444,610	1.8
79,422	@	NXP Semiconductor NV - NXPI - US	6,678,596	1.9
247,450		Unilever NV	11,463,012	3.3
			27,055,389	7.7

		Russia: 0.1%
49,600		Sberbank PAO ADR	438,960	0.1

Voya International Core Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: 1.7%
133,639	SK Hynix, Inc.	$4,115,290	1.2
12,870	Hyundai Motor Co.	1,518,561	0.4
8,829	Korea Electric Power Corp.	483,377	0.1
		6,117,228	1.7

	Spain: 1.3%
56,323	Industria de Diseno Textil SA	1,947,869	0.6
208,097	Repsol SA	2,635,895	0.7
		4,583,764	1.3

	Sweden: 1.1%
167,315	Assa Abloy AB	3,670,568	1.1

	Switzerland: 7.2%
1,560,154	Glencore PLC	3,850,655	1.1
123,930	LafargeHolcim Ltd.	5,892,988	1.7
30,766	Julius Baer Group Ltd.	1,261,531	0.4
115,434	Novartis AG	9,574,467	2.7
18,984	Zurich Insurance Group AG	4,557,926	1.3
		25,137,567	7.2

	Taiwan: 3.1%
2,032,000	Taiwan Semiconductor Manufacturing Co., Ltd.	10,976,229	3.1

	United Kingdom: 17.7%
289,599	Anglo American PLC	3,171,740	0.9
123,924	AstraZeneca PLC	8,296,500	2.4
188,323	BHP Billiton PLC	2,374,479	0.7
107,700	British American Tobacco PLC	6,873,946	1.9
652,261	Sky PLC	7,943,502	2.3
271,341	Compass Group PLC	5,154,892	1.5
176,775	CRH PLC - London	5,376,450	1.5
31,056	Derwent London PLC	1,168,011	0.3
136,810	Diageo PLC	3,920,525	1.1
70,823	Hikma Pharmaceuticals PLC	2,466,109	0.7
77,720	@ IHS Markit Ltd.	2,699,993	0.8
568,188	International Consolidated Airlines Group SA	3,050,962	0.9
275,376	Smith & Nephew PLC	4,529,681	1.3
98,308	Standard Chartered PLC	786,084	0.2
188,298	WPP PLC	4,224,948	1.2
		62,037,822	17.7

	United States: 2.1%
57,373	Anheuser-Busch InBev Worldwide, Inc.	7,412,180	2.1

	Total Common Stock (Cost $330,886,324)	340,844,437	97.2

SHORT-TERM INVESTMENTS: 2.8%
	Mutual Funds: 2.8%
9,822,172	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.390%†† (Cost $9,822,172)	9,822,172	2.8

	Total Short-Term Investments (Cost $9,822,172)	9,822,172	2.8

	Total Investments in Securities (Cost $340,708,496)	$350,666,609	100.0
	Liabilities in Excess of Other Assets	(64,224)	(0.0)
	Net Assets	$350,602,385	100.0

††	Rate shown is the 7-day yield as of July 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $343,643,557.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$22,421,936
Gross Unrealized Depreciation	(15,398,884)

Net Unrealized Appreciation	$7,023,052

Sector Diversification	Percentage of Net Assets
Financials	17.9%
Industrials	12.7
Consumer Staples	11.9
Consumer Discretionary	11.2
Information Technology	11.2
Energy	10.3
Health Care	10.1
Materials	7.3
Telecommunication Services	3.0
Utilities	1.6
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(0.0)
Net Assets	100.0%

Voya International Core Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$3,191,241	$–	$3,191,241
Belgium	–	1,261,693	–	1,261,693
Brazil	6,457,705	–	–	6,457,705
Canada	24,327,671	–	–	24,327,671
China	7,881,142	6,659,262	–	14,540,404
Denmark	–	1,063,516	–	1,063,516
France	–	39,761,039	–	39,761,039
Germany	–	34,575,688	–	34,575,688
Hong Kong	–	4,130,311	–	4,130,311
India	1,961,034	10,376,093	–	12,337,127
Italy	–	17,062,946	–	17,062,946
Japan	–	34,705,389	–	34,705,389
Netherlands	20,610,779	6,444,610	–	27,055,389
Russia	438,960	–	–	438,960
South Korea	–	6,117,228	–	6,117,228
Spain	–	4,583,764	–	4,583,764
Sweden	–	3,670,568	–	3,670,568
Switzerland	–	25,137,567	–	25,137,567
Taiwan	–	10,976,229	–	10,976,229
United Kingdom	2,699,993	59,337,829	–	62,037,822
United States	–	7,412,180	–	7,412,180
Total Common Stock	64,377,284	276,467,153	–	340,844,437
Short-Term Investments	9,822,172	–	–	9,822,172
Total Investments, at fair value	$74,199,456	$276,467,153	$–	$350,666,609

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Australia: 13.9%
4,343,435		Aventus Retail Property Fund Ltd.	$7,855,865	1.4
112,710		Dexus Property Group	837,059	0.2
10,988,480		Mirvac Group	18,382,698	3.4
4,436,045		Peet Ltd.	3,219,460	0.6
4,610,534		Scentre Group	18,582,574	3.4
4,927,710		Vicinity Centres	12,985,213	2.4
1,638,316		Westfield Corp.	13,318,176	2.5
			75,181,045	13.9

		Canada: 3.0%
238,700		Allied Properties Real Estate Investment Trust	7,243,361	1.4
296,600		Smart Real Estate Investment Trust	8,748,183	1.6
			15,991,544	3.0

		China: 0.7%
1,604,000		China Resources Land Ltd.	4,000,902	0.7

		France: 9.3%
55,745		Gecina S.A.	8,448,940	1.5
303,515		Klepierre	14,553,892	2.7
99,624		Unibail-Rodamco SE	27,448,730	5.1
			50,451,562	9.3

		Germany: 10.3%
177,919	#	ADO Properties SA	7,238,661	1.3
124,527		Deutsche Euroshop AG	5,906,381	1.1
429,528		Deutsche Wohnen AG	16,081,114	3.0
99,917		LEG Immobilien AG	10,031,763	1.8
417,672		Vonovia SE	16,559,665	3.1
			55,817,584	10.3

		Hong Kong: 10.5%
1,844,500		Cheung Kong Property Holdings Ltd.	13,235,598	2.5
180,200		Link REIT	1,346,298	0.3
1,550,000		Sino Land Co.	2,773,346	0.5
2,233,554		Sun Hung Kai Properties Ltd.	32,048,040	5.9
1,054,000		Wharf Holdings Ltd.	7,284,183	1.3
			56,687,465	10.5

		Ireland: 0.7%
1,825,326		Green REIT plc	2,989,661	0.6
526,648		Hibernia REIT plc	800,762	0.1
			3,790,423	0.7

		Italy: 0.5%
3,813,838		Beni Stabili S.p.A.	2,497,558	0.5

		Japan: 26.9%
72,400		Daito Trust Construction Co., Ltd.	12,157,386	2.2
7,586		Fukuoka REIT Corp.	15,713,649	2.9
2,623		Invincible Investment Corp.	1,766,951	0.3
2,921		Japan Real Estate Investment Corp.	17,659,215	3.3
2,347		Kenedix Office Investment Corp.	14,683,700	2.7
1,383,300		Mitsubishi Estate Co., Ltd.	25,726,044	4.8
675,277		Mitsui Fudosan Co., Ltd.	14,616,857	2.7
6,226		Mori Hills REIT Investment Corp.	9,798,302	1.8
2,605		Nippon Prologis REIT, Inc.	6,514,502	1.2
2,207		Nippon Accommodations Fund, Inc.	10,100,054	1.9
720		Orix JREIT, Inc.	1,328,037	0.2
597,500		Sumitomo Realty & Development Co., Ltd.	15,459,856	2.9
			145,524,553	26.9

		Netherlands: 1.4%
114,282		Eurocommercial Properties NV	5,062,273	1.0
499,182		NSI NV	2,205,838	0.4
			7,268,111	1.4

		Singapore: 6.2%
8,191,800		Ascendas Real Estate Investment Trust	15,012,129	2.8
4,129,200		CapitaLand Ltd.	9,804,113	1.8
7,236,200		Mapletree Commercial Trust	8,554,768	1.6
			33,371,010	6.2

		Spain: 1.7%
403,790		Hispania Activos Inmobiliarios SOCIMI SA	5,404,800	1.0
321,110	@	Inmobiliaria Colonial SA	2,540,895	0.5
119,887		Merlin Properties Socimi SA	1,373,512	0.2
			9,319,207	1.7

		Sweden: 3.3%
663,001	@	Castellum AB	10,027,320	1.9
189,979	@	Fabege AB	3,391,819	0.6
261,338	@	Hufvudstaden AB	4,364,493	0.8
			17,783,632	3.3

		Switzerland: 0.8%
42,933		PSP Swiss Property AG	4,328,672	0.8

		United Kingdom: 9.6%
1,085,070		British Land Co. PLC	9,629,876	1.8
454,388		Capital & Counties Properties PLC	1,747,466	0.3
50,892		Derwent London PLC	1,914,039	0.3
815,852		Hammerson PLC	6,022,511	1.1
958,491		Land Securities Group PLC	13,875,560	2.6
764,495		Safestore Holdings PLC	3,747,643	0.7
930,399		Segro PLC	5,451,565	1.0
161,833	@	Shaftesbury PLC	1,998,659	0.4
524,616		ST Modwen Properties PLC	1,959,325	0.4

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
428,593	Unite Group PLC	$3,591,797	0.6
214,051	Workspace Group PLC	1,998,272	0.4
		51,936,713	9.6

	Total Common Stock (Cost $434,915,534)	533,949,981	98.8

	Assets in Excess of Other Liabilities	6,653,351	1.2
	Net Assets	$540,603,332	100.0

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.

Cost for federal income tax purposes is $457,153,677.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$99,370,516
Gross Unrealized Depreciation	(22,574,212)

Net Unrealized Appreciation	$76,796,304

REIT Diversification	Percentage of Net Assets
Diversified REITs	22.7%
Diversified Real Estate Activities	22.6
Retail REITs	17.9
Real Estate Operating Companies	13.4
Office REITs	9.7
Real Estate Development	5.3
Industrial REITs	5.0
Residential REITs	2.2
Assets in Excess of Other Liabilities	1.2
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$11,075,325	$64,105,720	$–	$75,181,045
Canada	15,991,544	–	–	15,991,544
China	–	4,000,902	–	4,000,902
France	–	50,451,562	–	50,451,562
Germany	–	55,817,584	–	55,817,584
Hong Kong	–	56,687,465	–	56,687,465
Ireland	3,790,423	–	–	3,790,423
Italy	–	2,497,558	–	2,497,558
Japan	–	145,524,553	–	145,524,553
Netherlands	–	7,268,111	–	7,268,111
Singapore	8,554,768	24,816,242	–	33,371,010

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2016
Spain	$–	$9,319,207	$–	$9,319,207
Sweden	–	17,783,632	–	17,783,632
Switzerland	–	4,328,672	–	4,328,672
United Kingdom	1,959,325	49,977,388	–	51,936,713
Total Common Stock	41,371,385	492,578,596	–	533,949,981
Total Investments, at fair value	$41,371,385	$492,578,596	$–	$533,949,981

(1)	For the period ended July 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2016, securities valued at $10,113,755 and $4,355,516 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Argentina: 0.5%
69,400	@	Arcos Dorados Holdings, Inc.	$380,312	0.2
19,900	@	Cresud SACIF y A ADR	339,096	0.1
28,800	@	IRSA Inversiones y Representaciones SA ADR	532,224	0.2
			1,251,632	0.5

		Brazil: 8.0%
125,100		American Banknote SA	1,124,295	0.5
231,766	@	B2W Cia Digital	934,955	0.4
110,472	@	B2W Cia Digital - RCT	445,650	0.2
45,400		Banco Bradesco SA ADR	394,980	0.2
139,490		Banco do Brasil SA	907,735	0.4
187,600		BB Seguridade Participacoes SA	1,751,952	0.8
33,130		Braskem SA	190,459	0.1
36,800		Braskem SA-SPON ADR	423,200	0.2
38,400		BRF SA ADR	640,512	0.3
59,650		Cia Brasileira de Distribuicao ADR	898,925	0.4
99,686		EDP - Energias do Brasil S.A.	442,106	0.2
50,000		Estacio Participacoes SA	275,105	0.1
112,400		Hypermarcas SA	958,506	0.4
162,160		Itau Unibanco Holding SA ADR	1,694,572	0.7
123,910	@	Marfrig Global Foods SA	217,828	0.1
149,946		MRV Engenharia e Participacoes SA	622,000	0.3
13,300		Ouro Fino Saude Animal Participacoes SA	169,819	0.1
154,300	@	Petroleo Brasileiro SA ADR	1,339,324	0.6
68,400		Smiles SA	1,102,028	0.5
47,090		Sul America SA	252,413	0.1
80,900		Telefonica Brasil SA ADR	1,224,826	0.5
270,759		Tim Participacoes SA	700,613	0.3
56,000		Tim Participacoes SA ADR	721,840	0.3
103,010		Vale SA ADR	592,308	0.3
			18,025,951	8.0

		Cayman Islands: 0.1%
45,001		Chlitina Holding Ltd.	261,403	0.1

		Chile: 0.4%
81,770		Cencosud SA	232,938	0.1
23,300		Sociedad Quimica y Minera de Chile SA ADR	577,374	0.3
			810,312	0.4

		China: 26.5%
77,000		AAC Technologies Holdings, Inc.	719,760	0.3
20,860	@	Alibaba Group Holding Ltd. ADR	1,720,533	0.8
236,000		Anhui Conch Cement Co., Ltd.	620,935	0.3
27,315	@	Baidu, Inc. ADR	4,359,474	1.9
3,165,000		Bank of China Ltd.	1,306,673	0.6
738,000		Beijing Capital International Airport Co., Ltd.	852,967	0.4
2,097,000		Beijing Enterprises Water Group Ltd.	1,276,304	0.6
912,000	@	CAR, Inc.	934,715	0.4
1,097,000		China Citic Bank	695,351	0.3
2,867,000		China Construction Bank	1,928,173	0.9
493,000		China Everbright Bank Co. Ltd.	214,858	0.1
216,000		China Lesso Group Holdings Ltd.	122,550	0.1
21,800		China Lodging Group Ltd. ADR	837,774	0.4
712,000		China Maple Leaf Educational Systems Ltd.	611,928	0.3
629,000		China Medical System Holdings Ltd.	926,591	0.4
414,000		China Mengniu Diary Co., Ltd.	693,563	0.3
449,500		China Merchants Bank Co., Ltd.	963,888	0.4
305,000		China Mobile Ltd.	3,776,975	1.7
5,500		China Mobile Ltd-SPON ADR	341,495	0.2
182,000		China Overseas Land & Investment Ltd.	600,339	0.3
1,339,650		China Petroleum & Chemical Corp.	960,760	0.4
256,000		China Pharmaceutical Group Ltd.	221,667	0.1
505,000		China Power International Development Ltd.	206,199	0.1
233,000		China Railway Construction Corp. Ltd.	280,905	0.1
367,400		China Vanke Co. Ltd.	833,060	0.4
306,000		CNOOC Ltd.	368,801	0.2
10,200	@	Ctrip.com International Ltd. ADR	445,434	0.2
831,000		Fu Shou Yuan International Group Ltd.	557,393	0.2
835,000		Geely Automobile Holdings Ltd.	550,741	0.2
432,500		Great Wall Motor Co. Ltd.	450,930	0.2
466,000		Guangzhou Automobile Group Co. Ltd.	599,451	0.3
528,000		Huadian Power International Co.	250,357	0.1
364,000		Huaneng Power International, Inc.	224,242	0.1
841,000		Industrial & Commercial Bank of China	479,783	0.2
102,400	@	JD.com, Inc. ADR	2,216,960	1.0
632,000		Jiangnan Group Ltd.	110,990	0.0

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
9,934		Kweichow Moutai Co. Ltd.	$467,881	0.2
397,000		Lee & Man Paper Manufacturing Ltd.	306,996	0.1
5,538		NetEase, Inc. ADR	1,131,247	0.5
812,000		Phoenix Healthcare Group Co. Ltd.	1,202,754	0.5
452,000		PICC Property & Casualty Co., Ltd.	704,290	0.3
109,000		Ping An Insurance Group Co. of China Ltd.	511,546	0.2
3,500	@	Qunar Cayman Islands Ltd. ADR	105,245	0.0
101,500		Shanghai Pharmaceuticals Holding Co. Ltd.	241,367	0.1
278,000		Shenzhen Expressway Co. Ltd.	262,500	0.1
192,000		Shenzhou International Group Holdings Ltd.	1,013,543	0.5
53,600	@	Sina Corp.	2,887,968	1.3
622,000		Sino Biopharmaceutical Ltd.	416,708	0.2
464,400		Sinopharm Group Co.	2,256,035	1.0
416,000		Skyworth Digital Holdings Ltd.	311,579	0.1
55,100	@	Sohu.com, Inc.	2,131,268	0.9
95,000		Sunny Optical Technology Group Co. Ltd.	379,255	0.2
300,800		Tencent Holdings Ltd.	7,265,261	3.2
408,000		Tingyi Cayman Islands Holding Corp.	353,951	0.2
157,000		Travelsky Technology Ltd.	301,325	0.1
32,400	@	Trina Solar Ltd. ADR	267,300	0.1
94,000		Tsingtao Brewery Co., Ltd.	332,076	0.1
1,195,600		Uni-President China Holdings Ltd.	917,932	0.4
20,000	@	Vipshop Holdings Ltd. ADR	284,600	0.1
9,500	@	Weibo Corp. ADR	309,130	0.1
95,400		Xinjiang Goldwind Science & Technology Co. Ltd.	129,748	0.1
4,336,000		Xinyi Solar Holdings Ltd.	1,664,724	0.7
340,000		Zhejiang Expressway Co., Ltd.	352,120	0.2
299,906		Zhengzhou Yutong Bus Co. Ltd.	1,036,213	0.5
			59,807,081	26.5

		Cyprus: 0.1%
12,370		QIWI Plc ADR	147,079	0.1

		Egypt: 0.5%
187,090		Commercial International Bank Egypt SAE BAN	1,001,965	0.5
16,141		Commercial International Bank Egypt SAE REG GDR	61,175	0.0
			1,063,140	0.5

		Georgia: 0.4%
26,572		Bank of Georgia Holdings PLC	960,404	0.4

		Hong Kong: 2.2%
155,000		AIA Group Ltd.	965,525	0.4
240,000		Galaxy Entertainment Group Ltd.	800,118	0.4
944,000		Man Wah Holdings Ltd.	689,613	0.3
176,250		Shenzhen International Holdings Ltd.	256,813	0.1
323,000		Techtronic Industries Co., Ltd.	1,367,820	0.6
724,500	#	WH Group Ltd.	572,141	0.3
312,000		Xinyi Glass Holding Co. Ltd.	238,786	0.1
			4,890,816	2.2

		Hungary: 0.8%
6,530		MOL Hungarian Oil & Gas PLC	409,694	0.2
19,640		OTP Bank Nyrt	478,942	0.2
39,312		Richter Gedeon Nyrt	830,991	0.4
			1,719,627	0.8

		India: 10.1%
204,806		Axis Bank Ltd.	1,677,475	0.7
94,500		Bharat Petroleum Corp. Ltd.	836,212	0.4
156,360		Cadila Healthcare Ltd.	858,584	0.4
25,000		Cholamandalam Investment and Finance Co. Ltd.	407,685	0.2
665,000	@	Dish TV India Ltd.	1,025,147	0.5
314,000	@	Fortis Healthcare Ltd.	806,461	0.4
22,140		Glenmark Pharmaceuticals Ltd.	285,106	0.1
59,430		HCL Technologies Ltd.	669,180	0.3
45,600		HDFC Bank Ltd.	984,261	0.4
44,250		Hindustan Petroleum Corp. Ltd.	832,688	0.4
56,660		Housing Development Finance Corp.	1,168,400	0.5
130,300		ICICI Bank Ltd. ADR	987,674	0.4
103,810		LIC Housing Finance Ltd.	807,216	0.4
150,891		Adani Ports & Special Economic Zone, Ltd.	524,096	0.2
99,465		Phoenix Mills Ltd.	536,637	0.2
220,745		Reliance Industries Ltd.	3,348,385	1.5
33,478		Reliance Industries Ltd. SPON GDR	1,009,362	0.5
83,823		Strides Arcolab Ltd.	1,459,174	0.6
67,018		Tata Chemicals Ltd.	475,018	0.2
139,000		TVS Motor Co. Ltd.	608,536	0.3
86,310		VA Tech Wabag Ltd.	749,071	0.3

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: (continued)
153,646		Yes Bank Ltd.	$2,802,860	1.2
			22,859,228	10.1

		Indonesia: 0.9%
539,700		Astra International Tbk PT	319,562	0.1
39,600		Gudang Garam Tbk PT	204,485	0.1
1,805,500		Link Net Tbk PT	603,168	0.3
620,600		Matahari Department Store Tbk PT	947,153	0.4
			2,074,368	0.9

		Kenya: 0.5%
5,545,000		Safaricom Ltd.	1,041,738	0.5

		Malaysia: 0.3%
665,400		AirAsia BHD	479,436	0.2
718,887		UEM Sunrise Bhd	184,089	0.1
			663,525	0.3

		Mexico: 3.5%
46,000		America Movil SAB de CV ADR	530,380	0.2
54,420		Arca Continental SAB de CV	349,768	0.2
72,029	@	Cemex SAB de CV ADR	551,022	0.2
15,280		Fomento Economico Mexicano SAB de CV ADR	1,367,560	0.6
13,220		Gruma SA de CV	190,326	0.1
104,800		Grupo Financiero Banorte	574,024	0.2
76,400		Grupo Financiero Santander Mexico SAB de CV ADR	697,532	0.3
44,700		Grupo Televisa SAB ADR	1,187,679	0.5
555,900		PLA Administradora Industrial S de RL de CV	920,867	0.4
277,400		Qualitas Controladora SAB de CV	387,620	0.2
305,800		Unifin Financiera SAPI de CV SOFOM ENR	806,497	0.4
177,099		Wal-Mart de Mexico SAB de CV	404,258	0.2
			7,967,533	3.5

		Peru: 1.1%
15,300		Credicorp Ltd.	2,453,049	1.1

		Philippines: 0.8%
937,950		Robinsons Retail Holdings, Inc.	1,716,317	0.8

		Poland: 0.7%
17,220		Eurocash SA	231,380	0.1
31,010		KGHM Polska Miedz SA	626,283	0.3
46,320		Polski Koncern Naftowy Orlen	742,184	0.3
			1,599,847	0.7

		Russia: 5.9%
200,650	@	Alrosa AO	216,887	0.1
400,543		Gazprom PJSC ADR	1,646,232	0.7
46,493		Lukoil PJSC ADR	2,020,493	0.9
6,178	@	Magnit OAO	956,441	0.4
1,200	@	Magnit OJSC	185,777	0.1
602,134	@	Magnitogorsk Iron & Steel Works	269,239	0.1
19,195		MegaFon PJSC GDR	189,627	0.1
105,800		Mobile TeleSystems PJSC ADR	940,562	0.4
326,290	@	Moscow Exchange MICEX-RTS OAO	561,915	0.3
336,264	@	Raven Russia Ltd.	169,111	0.1
10,330	#	Ros Agro PLC GDR	149,268	0.1
6,880		Ros Agro PLC REG GDR	99,416	0.0
185,432		Rosneft Oil Co. GDR	901,648	0.4
286,598		Sberbank PAO ADR	2,536,392	1.1
21,400		Severstal OAO GDR	253,388	0.1
19,774		Tatneft PAO ADR	558,616	0.3
39,071	@	X5 Retail Group N.V. GDR	852,308	0.4
33,300	@	Yandex NV	720,945	0.3
			13,228,265	5.9

		Singapore: 0.2%
12,700		Jardine Cycle & Carriage Ltd.	373,123	0.2

		South Africa: 3.4%
298,481		Life Healthcare Group Holdings Ltd.	812,153	0.4
19,712		Naspers Ltd.	3,093,272	1.4
51,370		Pick n Pay Stores Ltd.	289,924	0.1
31,500		Rhodes Food Group Pty Ltd.	59,001	0.0
80,756		Spar Group Ltd.	1,204,715	0.6
186,884		Steinhoff International Holdings NV	1,182,067	0.5
16,270		Tiger Brands Ltd.	457,002	0.2
312,000		Transaction Capital Ltd.	246,116	0.1
26,139		Vodacom Group Pty Ltd.	302,943	0.1
			7,647,193	3.4

		South Korea: 13.1%
1,720		Amorepacific Corp.	595,522	0.3
1,500		BGF retail Co. Ltd.	268,152	0.1
10,440		Hankook Tire Co. Ltd.	505,665	0.2
32,380		SK Hynix, Inc.	997,112	0.4
12,360		Hyundai Marine & Fire Insurance Co., Ltd.	334,171	0.1
1,860		Hyundai Mobis Co. Ltd.	424,141	0.2
10,840		Kangwon Land, Inc.	396,783	0.2
18,000		KB Financial Group, Inc. ADR	571,680	0.2
2,594		KCC Corp.	914,336	0.4
22,302		Kia Motors Corp.	840,124	0.4
18,150		Korea Electric Power Corp.	993,691	0.4
10,303		KT&G Corp.	1,114,172	0.5
32,500		LG Display Co., Ltd.	901,074	0.4
1,425		LG Household & Health Care Ltd.	1,283,532	0.6
119,655		LG Uplus Corp.	1,171,231	0.5

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
556		Lotte Chilsung Beverage Co., Ltd.	$820,180	0.4
4,848		Lotte Confectionery Co. Ltd.	820,155	0.4
2,600		NCSoft Corp.	584,313	0.3
21,300		Partron Co. Ltd.	225,482	0.1
6,376		Samsung Electronics Co., Ltd. GDR	4,383,205	1.9
3,368		Samsung Electronics Co., Ltd.	4,634,292	2.1
8,151		Samsung Life Insurance Co. Ltd.	709,126	0.3
31,960		Shinhan Financial Group Co., Ltd.	1,142,094	0.5
4,670		SK Innovation Co. Ltd.	615,404	0.3
105,600		SK Telecom Co., Ltd. ADR	2,419,296	1.1
8,070		S-Oil Corp.	555,685	0.2
16,990		Coway Co., Ltd.	1,298,806	0.6
			29,519,424	13.1

		Spain: 0.6%
72,951		CIE Automotive SA	1,416,812	0.6

		Switzerland: 0.2%
18,200	#,@	Wizz Air Holdings Plc	373,111	0.2

		Taiwan: 9.2%
110,000		Accton Technology Corp.	191,068	0.1
903,000		Advanced Semiconductor Engineering, Inc.	1,065,983	0.5
140,000		Basso Industry Corp.	437,419	0.2
64,000		Casetek Holdings Ltd.	258,485	0.1
160,000		Catcher Technology Co., Ltd.	1,115,570	0.5
886,000		Innolux Corp.	328,161	0.1
152,250		Coretronic Corp.	143,786	0.1
171,000		Elite Material Co. Ltd.	388,677	0.2
137,000		FLEXium Interconnect, Inc.	365,847	0.2
63,000		Grape King Bio Ltd.	422,843	0.2
272,284		Hon Hai Precision Industry Co., Ltd.	751,396	0.3
161,000		King Yuan Electronics Co., Ltd.	154,004	0.1
10,000		Largan Precision Co. Ltd.	1,075,081	0.5
188,000		MediaTek, Inc.	1,435,384	0.6
226,000		Pegatron Corp.	556,330	0.2
77,770		Poya International Co. Ltd.	959,858	0.4
66,000		Shin Zu Shing Co. Ltd.	223,820	0.1
13,620		Silicon Motion Technology Corp. ADR	704,154	0.3
12,000		St Shine Optical Co. Ltd.	290,523	0.1
127,641		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,545,867	1.6
896,000		Taiwan Semiconductor Manufacturing Co., Ltd.	4,839,912	2.2
416,000		Uni-President Enterprises Corp.	850,199	0.4
160,246		Win Semiconductors Corp.	294,184	0.1
129,000		Zhen Ding Technology Holding Ltd.	265,290	0.1
			20,663,841	9.2

		Thailand: 2.3%
116,200		Bangkok Bank PCL - Foreign Reg	572,223	0.2
1,161,500		CP ALL PCL	1,729,002	0.8
1,266,800		Krung Thai Bank PCL	634,374	0.3
85,700		PTT PCL	819,608	0.4
729,400		Star Petroleum Refining PCL	193,787	0.1
544,800		Thai Beverage PCL	421,150	0.2
186,500		Thai Oil PCL	326,719	0.1
715,700		Thai Union Group PCL	448,761	0.2
			5,145,624	2.3

		Turkey: 3.6%
731,315		Akbank TAS	1,889,915	0.8
51,260		Arcelik A/S	350,728	0.2
76,877		AvivaSA Emeklilik ve Hayat AS	485,070	0.2
25,090		BIM Birlesik Magazalar AS	464,139	0.2
27,040		Dogus Otomotiv Services VE	94,446	0.0
380,840		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	341,126	0.2
1		Enka Insaat Ve Sanayi AS	2	0.0
1		Eregli Demir ve Celik Fabrikalari TAS	1	0.0
13,960		Ford Otomotiv Sanayi A/S	152,309	0.1
47,310		TAV Havalimanlari Holding AS	173,555	0.1
163,920		Tekfen Holding AS	404,619	0.2
93,420		Tofas Turk Otomobil Fabrikasi AS	739,683	0.3
1	@	Turk Hava Yollari	1	0.0
198,698		Turk Sise Ve Cam Fabrikalari	223,844	0.1
60,982	@	Turkcell Iletisim Hizmet AS	211,112	0.1
33,900	@	Turkcell Iletisim Hizmet AS ADR	292,557	0.1
478,550		Turkiye Is Bankasi	738,601	0.3
3,109,470		Turkiye Sinai Kalkinma Bankasi AS	1,366,506	0.6
29,490		Ulker Biskuvi Sanayi AS	195,512	0.1
			8,123,726	3.6

		United Arab Emirates: 0.2%
296,910		Aldar Properties PJSC	233,161	0.1
124,640		Emaar Properties PJSC	233,876	0.1
			467,037	0.2

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: 0.7%
31,679	Hikma Pharmaceuticals PLC	$1,103,086	0.5
135,680	International Personal Finance PLC	481,520	0.2
		1,584,606	0.7

	United States: 0.9%
23,600	@ Luxoft Holding, Inc.	1,390,512	0.6
19,800	@ Yahoo!, Inc.	756,162	0.3
		2,146,674	0.9

	Total Common Stock
	(Cost $219,035,755)	220,002,486	97.7

PREFERRED STOCK: 1.6%
	Brazil: 0.4%
74,900	Itau Unibanco Holding S.A.	783,789	0.4

	Colombia: 0.3%
83,700	Banco Davivienda SA	736,124	0.3

	Russia: 0.2%
1,015,760	@ Surgutneftegas OJSC	502,018	0.2

	South Korea: 0.7%
1,484	Samsung Electronics Co., Ltd. - Pref	1,677,404	0.7

	Total Preferred Stock
	(Cost $3,338,854)	3,699,335	1.6

	Total Investments in Securities (Cost $222,374,609)	$223,701,821	99.3
	Assets in Excess of Other Liabilities	1,557,444	0.7
	Net Assets	$225,259,265	100.0

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Cost for federal income tax purposes is $224,325,119.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$21,993,898
Gross Unrealized Depreciation	(22,617,196)

Net Unrealized Depreciation	$(623,298)

Sector Diversification	Percentage of Net Assets
Information Technology	25.4%
Financials	20.8
Consumer Discretionary	13.9
Consumer Staples	11.3
Energy	8.1
Telecommunication Services	6.4
Health Care	5.3
Industrials	4.0
Materials	2.3
Utilities	1.8
Assets in Excess of Other Liabilities	0.7
Net Assets	100.0%

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2016
Asset Table
Investments, at fair value
Common Stock
Argentina	$1,251,632	$–	$–	$1,251,632
Brazil	17,580,301	445,650	–	18,025,951
Cayman Islands	–	261,403	–	261,403
Chile	810,312	–	–	810,312
China	17,038,428	42,768,653	–	59,807,081
Cyprus	147,079	–	–	147,079
Egypt	61,175	1,001,965	–	1,063,140
Georgia	960,404	–	–	960,404
Hong Kong	–	4,890,816	–	4,890,816
Hungary	–	1,719,627	–	1,719,627
India	3,925,619	18,933,609	–	22,859,228
Indonesia	–	2,074,368	–	2,074,368
Kenya	1,041,738	–	–	1,041,738
Malaysia	–	663,525	–	663,525
Mexico	7,967,533	–	–	7,967,533
Peru	2,453,049	–	–	2,453,049
Philippines	–	1,716,317	–	1,716,317
Poland	–	1,599,847	–	1,599,847
Russia	8,841,035	4,387,230	–	13,228,265
Singapore	–	373,123	–	373,123
South Africa	1,509,832	6,137,361	–	7,647,193
South Korea	3,811,131	25,708,293	–	29,519,424
Spain	–	1,416,812	–	1,416,812
Switzerland	–	373,111	–	373,111
Taiwan	4,250,021	16,413,820	–	20,663,841
Thailand	–	5,145,624	–	5,145,624
Turkey	777,627	7,346,099	–	8,123,726
United Arab Emirates	–	467,037	–	467,037
United Kingdom	–	1,584,606	–	1,584,606
United States	2,146,674	–	–	2,146,674
Total Common Stock	74,573,590	145,428,896	–	220,002,486
Preferred Stock	1,519,913	2,179,422	–	3,699,335
Total Investments, at fair value	$76,093,503	$147,608,318	$–	$223,701,821

(1)	For the period ended July 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2016, securities valued at $2,662,834 and $2,526,470 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Australia: 4.0%
47,766		Amcor Ltd.	$545,876	0.1
197,346		Australia & New Zealand Banking Group Ltd.	3,882,665	0.7
222,079		Brambles Ltd.	2,271,798	0.4
137,201		Caltex Australia Ltd.	3,469,673	0.6
50,045		Cochlear Ltd.	5,056,092	0.9
2,734		CSL Ltd.	245,170	0.1
294,561		Goodman Group	1,689,419	0.3
152,893	@,L	Mesoblast Ltd.	130,207	0.0
155,863		Seek Ltd.	1,983,260	0.4
223,197	@	South32 Ltd.	314,725	0.1
243,699		Treasury Wine Estates Ltd.	1,790,055	0.3
18,200		Woodside Petroleum Ltd.	371,778	0.1
			21,750,718	4.0

		Belgium: 0.7%
70,440	@	KBC Group NV	3,661,595	0.7

		Brazil: 0.7%
250,300		BB Seguridade Participacoes SA	2,337,492	0.4
105,665		Itau Unibanco Holding S.A. ADR	1,104,199	0.2
27,200		Tim Participacoes SA ADR	350,608	0.1
			3,792,299	0.7

		Canada: 2.3%
4,596		Alimentation Couche-Tard, Inc.	207,791	0.0
35,630		Canadian National Railway Co.	2,258,718	0.4
15,700		Canadian Natural Resources Ltd.	475,455	0.1
4,071		Canadian Pacific Railway Ltd.	609,909	0.1
28,040		MacDonald Dettwiler & Associates Ltd.	1,839,196	0.3
78,100		National Bank Of Canada	2,674,416	0.5
118,990		Suncor Energy, Inc.	3,202,473	0.6
34,579		TransCanada Corp.	1,603,349	0.3
1,979	@	Valeant Pharmaceuticals International, Inc. - CAD	44,077	0.0
			12,915,384	2.3

		Chile: 0.1%
27,100		Banco Santander Chile ADR	557,447	0.1

		China: 1.9%
24,923	@	Alibaba Group Holding Ltd. ADR	2,055,649	0.4
12,369	@	Baidu, Inc. ADR	1,974,092	0.3
203,000		China Mengniu Diary Co., Ltd.	340,081	0.1
374,000		China Overseas Land & Investment Ltd.	1,233,664	0.2
1,041,000		CNOOC Ltd.	1,254,648	0.2
21,963	@	Ctrip.com International Ltd. ADR	959,124	0.2
40,133	@	JD.com, Inc. ADR	868,880	0.1
34,700		Tencent Holdings Ltd.	838,114	0.2
310,000		Tsingtao Brewery Co., Ltd.	1,095,143	0.2
			10,619,395	1.9

		Denmark: 2.3%
53,147		Carlsberg A/S	5,278,197	1.0
12,773		GN Store Nord	241,248	0.0
81,711		Novo Nordisk A/S	4,646,601	0.8
39,820		Novozymes A/S	1,954,338	0.4
6,144		Pandora A/S	800,263	0.1
			12,920,647	2.3

		Finland: 1.6%
48,540		Kone OYJ	2,459,481	0.5
75,072	@	Outokumpu OYJ	432,167	0.1
99,160		Sampo OYJ	4,107,588	0.7
82,925		UPM-Kymmene OYJ	1,710,128	0.3
			8,709,364	1.6

		France: 6.1%
2,735		Air Liquide SA	291,584	0.0
128,858		AXA S.A.	2,622,575	0.5
70,107		BNP Paribas	3,477,626	0.6
61,314		Cap Gemini SA	5,893,747	1.1
250		Dassault Aviation SA	265,112	0.0
1,355		Iliad SA	263,342	0.0
36,074		Legrand S.A.	1,990,482	0.4
191,328		Natixis SA	788,950	0.1
23,793		Renault S.A.	2,080,330	0.4
27,748		Schneider Electric SE	1,810,377	0.3
144,502		Total S.A.	6,949,688	1.3
63,568		Valeo SA	3,261,126	0.6
54,753		Vinci S.A.	4,161,533	0.8
			33,856,472	6.1

		Germany: 5.5%
32,245		Adidas AG	5,296,971	1.0
23,725		Bayer AG	2,550,400	0.5
29,328		Brenntag AG	1,456,905	0.3
41,467		Daimler AG	2,819,108	0.5
38,322	@	Deutsche Bank AG	515,369	0.1
97,194		E.ON AG	1,042,398	0.2
8,524		Fresenius SE & Co. KGaA	636,726	0.1
38,940		GEA Group AG	2,079,173	0.4
9,427		HeidelbergCement AG	798,573	0.1
81,376		Infineon Technologies AG	1,349,057	0.2
3,181		Linde AG	457,159	0.1
1,766		Merck KGaA	195,031	0.0
18,223		RTL Group SA	1,549,787	0.3
46,936		SAP SE	4,108,019	0.7
4,271	#,@	Scout24 AG	175,995	0.0
26,299		Siemens AG	2,854,677	0.5
6,167		Wirecard AG	286,955	0.1

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
50,753	@	Zalando SE	$1,924,404	0.4
			30,096,707	5.5

		Hong Kong: 1.7%
177,000		AIA Group Ltd.	1,102,567	0.2
358,000		Cafe de Coral Holdings Ltd.	1,204,603	0.2
241,548		CK Hutchison Holdings Ltd.	2,831,168	0.5
36,600		Jardine Matheson Holdings Ltd.	2,176,767	0.4
39,500		Jardine Strategic Holdings Ltd.	1,210,875	0.2
915,000		PAX Global Technology Ltd.	757,413	0.2
			9,283,393	1.7

		India: 1.0%
66,125		Axis Bank Ltd.	541,600	0.1
34,929		Housing Development Finance Corp.	720,279	0.1
15,666		Infosys Ltd.	250,972	0.0
115,878		Mahindra & Mahindra Ltd. GDR	2,568,363	0.5
214,641		NTPC Ltd.	508,238	0.1
129,784		Power Grid Corp. of India Ltd.	341,444	0.1
14,165		Tata Consultancy Services Ltd.	554,910	0.1
			5,485,806	1.0

		Indonesia: 0.2%
442,700		Bank Central Asia Tbk PT	489,254	0.1
1,108,500	@	Sarana Menara Nusantara Tbk PT	355,438	0.1
			844,692	0.2

		Ireland: 0.9%
148,615		James Hardie Industries SE	2,465,837	0.5
32,181		Ryanair Holdings PLC ADR	2,277,449	0.4
			4,743,286	0.9

		Israel: 1.4%
156,318	@	Protalix BioTherapeutics, Inc.	101,622	0.0
138,034		Teva Pharmaceutical Industries Ltd. ADR	7,384,819	1.4
			7,486,441	1.4

		Italy: 1.4%
35,276		Assicurazioni Generali S.p.A.	464,708	0.1
92,859		Azimut Holding S.p.A.	1,462,282	0.2
51,197		Banca Mediolanum SpA	375,692	0.1
605,863		Enel S.p.A.	2,788,538	0.5
416,763		Intesa Sanpaolo SpA - ISP	919,658	0.2
367,496		Mediaset S.p.A.	1,113,672	0.2
658,223	@	Telecom Italia S.p.A. - TIT	562,447	0.1
			7,686,997	1.4

		Japan: 20.8%
35,200		ABC-Mart, Inc.	2,252,616	0.4
15,000		Air Water, Inc.	255,051	0.0
71,600		Asahi Group Holdings, Ltd.	2,430,626	0.4
57,100		Astellas Pharma, Inc.	951,385	0.2
8,800		Chugai Pharmaceutical Co., Ltd.	328,869	0.1
5,200		CyberAgent, Inc.	293,633	0.1
24,000		Daikin Industries Ltd.	2,081,361	0.4
286,000		Daiwa House Industry Co., Ltd.	8,019,685	1.5
51,000		Denso Corp.	1,974,702	0.4
28,800		Dentsu, Inc.	1,375,910	0.2
111,400		Don Quijote Holdings Co. Ltd.	4,372,126	0.8
2,300		Fanuc Ltd.	384,579	0.1
83,800		Honda Motor Co., Ltd.	2,269,960	0.4
27,200		Inpex Corp.	216,235	0.0
248,900		Isuzu Motors Ltd.	3,222,043	0.6
38,600		Japan Airlines Co. Ltd.	1,189,992	0.2
101,100		Japan Tobacco, Inc.	3,942,872	0.7
94,300		Kakaku.com, Inc.	1,956,414	0.4
5,800		Kansai Paint Co., Ltd.	121,462	0.0
65,000		Kao Corp.	3,500,459	0.6
171,900		KDDI Corp.	5,275,116	1.0
6,900		Koito Manufacturing Co., Ltd.	340,702	0.1
1,400	@	LINE Corp.	53,648	0.0
42,800		Makita Corp.	3,011,221	0.5
51,000		Mitsubishi Electric Corp.	594,582	0.1
744,400		Mitsubishi UFJ Financial Group, Inc.	3,763,333	0.7
88,000		Mitsui Fudosan Co., Ltd.	1,904,823	0.3
119,700		MS&AD Insurance Group Holdings, Inc.	3,448,765	0.6
57,100		DMG Mori Co. Ltd.	592,889	0.1
43,800		NGK Spark Plug Co., Ltd.	714,802	0.1
38,000		NH Foods Ltd.	924,092	0.2
87,800		Nippon Telegraph & Telephone Corp.	4,172,236	0.8
64,200		NKSJ Holdings, Inc.	2,073,618	0.4
72,300		Olympus Corp.	2,494,916	0.5
150,000		Osaka Securities Exchange Co. Ltd.	2,113,977	0.4
84,500		Pigeon Corp.	2,113,744	0.4
186,000		Rakuten, Inc.	2,104,894	0.4
98,500		Seven & I Holdings Co., Ltd.	4,090,024	0.7
22,600		Shimano, Inc.	3,534,430	0.6
104,600		Shiseido Co., Ltd.	2,930,556	0.5
6,700		SMC Corp.	1,751,913	0.3
2,600		SoftBank Group Corp.	143,116	0.0
163,000		Sony Corp.	5,350,787	1.0
20,500		Sugi Holdings Co., Ltd.	1,027,052	0.2
54,800		Sumitomo Corp.	574,805	0.1

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
114,400		Sumitomo Electric Industries Ltd.	$1,576,077	0.3
153,700		Sumitomo Mitsui Financial Group, Inc.	4,872,187	0.9
380,000		Sumitomo Mitsui Trust Holdings, Inc.	1,262,822	0.2
79,100		Suruga Bank Ltd.	1,803,585	0.3
20,200		Suzuken Co., Ltd.	644,260	0.1
80,300		Suzuki Motor Corp.	2,459,134	0.4
102,700		THK Co., Ltd.	2,029,105	0.4
18,400		Tokio Marine Holdings, Inc.	712,213	0.1
44,500		United Arrows Ltd.	1,240,267	0.2
122,200		Yahoo! Japan Corp.	538,702	0.1
56,800		Yamato Holdings Co., Ltd.	1,397,727	0.3
			114,776,100	20.8

		Malaysia: 0.0%
386,500		Astro Malaysia Holdings Bhd	277,258	0.0

		Mexico: 0.1%
63,000		Grupo Financiero Santander Mexico SAB de CV ADR	575,190	0.1

		Netherlands: 4.9%
24,793	@	Altice NV - A	368,051	0.1
288,038	@	ArcelorMittal	1,865,884	0.3
5,109		ASML Holding NV	560,974	0.1
44,037	@	ASR Nederland NV	882,512	0.2
27,018		Airbus Group SE	1,593,882	0.3
253,211		ING Groep NV	2,830,913	0.5
500,400		Koninklijke KPN NV	1,645,872	0.3
39,384		NN Group NV	1,062,303	0.2
5,050	@	NXP Semiconductor NV - NXPI - US	424,655	0.1
420,939		Royal Dutch Shell PLC - Class A	10,868,750	2.0
19,610		Royal Dutch Shell PLC - Class B	521,602	0.1
97,028		Wolters Kluwer NV	4,082,342	0.7
			26,707,740	4.9

		Norway: 0.8%
382,854		Norsk Hydro ASA	1,641,605	0.3
174,594		Telenor ASA	2,922,975	0.5
			4,564,580	0.8

		Philippines: 0.2%
2,870,100		Alliance Global Group, Inc.	985,908	0.2

		Portugal: 0.4%
125,635		Jeronimo Martins SGPS SA	2,104,261	0.4

		Russia: 0.0%
2,418		Magnit PJSC GDR	92,772	0.0

		Singapore: 0.4%
173,654		United Overseas Bank Ltd.	2,382,764	0.4

		South Africa: 0.8%
197,131		Clicks Group Ltd.	1,764,647	0.3
16,140		Naspers Ltd.	2,532,742	0.5
			4,297,389	0.8

		South Korea: 1.3%
625		LG Household & Health Care Ltd.	562,953	0.1
700		NAVER Corp.	444,139	0.1
1,689		Samsung Electronics Co., Ltd.	2,324,026	0.4
8,550		Samsung Fire & Marine Insurance Co. Ltd.	2,037,467	0.4
2,400		Samsung Electronics Co., Ltd. GDR	1,649,889	0.3
			7,018,474	1.3

		Spain: 1.7%
13,233		Amadeus IT Holding S.A.	621,302	0.1
1,410,478		Bankia SA	1,082,439	0.2
65,847		Banco Bilbao Vizcaya Argentaria S.A.	384,413	0.1
274,527		Distribuidora Internacional de Alimentacion SA	1,712,195	0.3
29,000		Grifols SA ADR	491,260	0.1
84,287		Industria de Diseno Textil SA	2,914,974	0.5
100,724	L	Red Electrica Corp. SA	2,307,072	0.4
			9,513,655	1.7

		Sweden: 4.2%
212,478		Assa Abloy AB	4,661,356	0.8
17,113		Atlas Copco - A	480,390	0.1
96,314		Atlas Copco - B	2,462,819	0.4
46,977		Electrolux AB	1,272,712	0.2
15,461		Hexagon AB	609,871	0.1
40,168		Investor AB	1,383,463	0.3
119,099		Kinnevik AB	3,037,437	0.6
243,956		Nordea Bank AB	2,173,568	0.4
19,459		Svenska Cellulosa AB SCA	578,491	0.1
324,626		Svenska Handelsbanken AB	3,902,988	0.7
132,741		Swedbank AB	2,786,851	0.5
			23,349,946	4.2

		Switzerland: 6.0%
18,445		Cie Financiere Richemont SA	1,121,308	0.2
17,315		GAM Holding Ltd.	190,127	0.0
12,958		LafargeHolcim Ltd.	616,165	0.1
13,091		Julius Baer Group Ltd.	536,784	0.1
57,717		Nestle S.A.	4,625,015	0.8
115,859		Novartis AG	9,609,718	1.8
16,687		Roche Holding AG	4,259,658	0.8
11,500	@	Schindler Holding AG - Part Cert	2,204,967	0.4
4,063		Swatch Group AG - BR	1,063,872	0.2

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
805		Syngenta AG	$316,595	0.1
101,704		Wolseley PLC	5,670,857	1.0
10,891		Zurich Insurance Group AG	2,614,853	0.5
			32,829,919	6.0

		Taiwan: 1.6%
168,000		Taiwan Semiconductor Manufacturing Co., Ltd.	907,483	0.2
277,788		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,716,951	1.4
			8,624,434	1.6

		Thailand: 0.2%
163,100		CP ALL PCL	242,794	0.1
128,500		Kasikornbank PCL - Foreign	737,456	0.1
			980,250	0.2

		Turkey: 0.4%
627,902	@	Turkcell Iletisim Hizmet AS	2,173,714	0.4
114,947		Turkiye Garanti Bankasi A/S	282,749	0.0
			2,456,463	0.4

		United Arab Emirates: 0.1%
27,228		DP World Ltd.	461,704	0.1

		United Kingdom: 18.8%
280,835		ARM Holdings PLC	6,251,778	1.1
61,117	@	ASOS PLC	3,648,838	0.7
468,131	#	Auto Trader Group PLC	2,297,471	0.4
99,042		Aviva PLC	510,021	0.1
172,636		Barratt Developments PLC	999,650	0.2
249,707		BHP Billiton PLC	3,148,442	0.6
136,695		British American Tobacco PLC	8,724,551	1.6
48,165		Sky PLC	586,573	0.1
100,606		Burberry Group PLC	1,755,409	0.3
201,618		Capita Group PLC	2,560,070	0.5
506,057		Centrica PLC	1,614,092	0.3
16,024		Compass Group PLC	304,421	0.1
314,279		Direct Line Insurance Group PLC	1,454,197	0.3
12,801		easyJet PLC	176,077	0.0
27,805		Experian PLC	543,881	0.1
179,830		GlaxoSmithKline PLC	4,016,154	0.7
174,400		Hargreaves Lansdown PLC	2,997,427	0.5
288,106	@	Howden Joinery Group PLC	1,647,425	0.3
294,238	@,L	Imagination Technologies Group PLC	792,449	0.1
200,466	@	Informa PLC	1,893,994	0.3
29,938		InterContinental Hotels Group PLC	1,196,938	0.2
41,400		Intertek Group PLC	1,986,229	0.4
628,996		J Sainsbury PLC	1,866,578	0.3
181,876		John Wood Group PLC	1,591,187	0.3
68,863		Johnson Matthey PLC	2,984,327	0.5
240,652		Jupiter Fund Management PLC	1,345,915	0.2
8,520	@	Liberty Global PLC LILAC Group C	298,200	0.1
5,605	@	LivaNova PLC	291,740	0.0
1,374,429		Lloyds Banking Group Plc	966,706	0.2
103,496		National Grid PLC	1,484,013	0.3
56,950		Provident Financial PLC	2,042,300	0.4
417,829		Prudential PLC	7,365,697	1.3
209,214		Relx PLC	3,972,728	0.7
48,770		Rightmove PLC	2,614,596	0.5
71,708		Rio Tinto PLC	2,327,088	0.4
143,713	@	Royal Bank of Scotland Group PLC	365,783	0.1
5,817		SABMiller PLC	339,889	0.1
133,075		Shire PLC	8,596,984	1.6
11,359		Signet Jewelers Ltd.	998,570	0.2
17,364	@	Signet Jewelers Ltd.	1,526,469	0.3
21,330		Smith & Nephew PLC	350,859	0.1
222,781		Standard Chartered PLC	1,781,387	0.3
111,691		Unilever PLC	5,225,252	0.9
1,571,583		Vodafone Group PLC	4,774,293	0.9
40,800		Weir Group PLC	790,530	0.1
22,535		WPP PLC	505,630	0.1
			103,512,808	18.8

		United States: 3.4%
63,358		Anheuser-Busch InBev Worldwide, Inc.	8,185,399	1.5
35,605		Aon PLC	3,812,227	0.7
6,900		Las Vegas Sands Corp.	349,485	0.1
5,300	@	Liberty Global PLC - Class A	168,063	0.0
18,000	@	Liberty Global PLC - Class C	557,100	0.1
2,800		Mastercard, Inc.	266,672	0.1
8,338	@	Mettler Toledo International, Inc.	3,428,669	0.6
3,196	@	Mobileye NV	153,120	0.0
4,200		Philip Morris International, Inc.	421,092	0.1
938	@	Priceline.com, Inc.	1,267,060	0.2
91,500		Samsonite International SA	260,572	0.0
			18,869,459	3.4

	Total Common Stock
	(Cost $518,940,777)		538,791,717	97.9

PREFERRED STOCK: 0.1%
		Brazil: 0.1%
49,149		Itau Unibanco Holding S.A.	514,318	0.1

		United States: 0.0%
911	@	Peixe Urbano, Inc. - Series A	18	0.0
4,440	@	Peixe Urbano, Inc. - Series C	1,909	0.0

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	United States: (continued)
2,046	@ Xiaoju Kuaizhi, Inc., Series A-17	$78,213	0.0
		80,140	0.0

	Total Preferred Stock
	(Cost $652,383)	594,458	0.1

	Total Long-Term Investments
	(Cost $519,593,160)	539,386,175	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateralcc: 0.3%
565,514	Cantor Fitzgerald, Repurchase Agreement dated 07/29/16, 0.37%, due 08/01/16 (Repurchase Amount $565,531, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $576,824, due 08/03/16-05/20/66)	565,514	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 07/29/16, 0.38%, due 08/01/16 (Repurchase Amount $1,000,031, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,020,000, due 03/15/18-02/15/44)	1,000,000	0.2
		1,565,514	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
5,724,102	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.390%††	5,724,102	1.0
350,458	T. Rowe Price Reserve Investment Fund, 0.320%††	350,458	0.1
	Total Mutual Funds
	(Cost $6,074,560)	6,074,560	1.1

	Total Short-Term Investments
	(Cost $7,640,074)	7,640,074	1.4

	Total Investments in Securities (Cost $527,233,234)	$547,026,249	99.4
	Assets in Excess of Other Liabilities	3,527,930	0.6
	Net Assets	$550,554,179	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at July 31, 2016.

Cost for federal income tax purposes is $534,051,772.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$54,994,366
Gross Unrealized Depreciation	(42,019,889)

Net Unrealized Appreciation	$12,974,477

Sector Diversification	Percentage of Net Assets
Financials	21.1%
Consumer Discretionary	15.2
Industrials	15.0
Consumer Staples	11.9
Health Care	10.4
Information Technology	8.7
Energy	5.6
Telecommunication Services	4.2
Materials	4.0
Utilities	1.9
Short-Term Investments	1.4
Assets in Excess of Other Liabilities	0.6
Net Assets	100.0%

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$21,750,718	$–	$21,750,718
Belgium	–	3,661,595	–	3,661,595
Brazil	3,792,299	–	–	3,792,299
Canada	12,915,384	–	–	12,915,384
Chile	557,447	–	–	557,447
China	5,857,745	4,761,650	–	10,619,395
Denmark	–	12,920,647	–	12,920,647
Finland	–	8,709,364	–	8,709,364
France	–	33,856,472	–	33,856,472
Germany	–	30,096,707	–	30,096,707
Hong Kong	–	9,283,393	–	9,283,393
India	–	5,485,806	–	5,485,806
Indonesia	355,438	489,254	–	844,692
Ireland	2,277,449	2,465,837	–	4,743,286
Israel	7,486,441	–	–	7,486,441
Italy	–	7,686,997	–	7,686,997
Japan	53,648	114,722,452	–	114,776,100
Malaysia	277,258	–	–	277,258
Mexico	575,190	–	–	575,190
Netherlands	4,138,080	22,569,660	–	26,707,740
Norway	–	4,564,580	–	4,564,580
Philippines	–	985,908	–	985,908
Portugal	–	2,104,261	–	2,104,261
Russia	–	92,772	–	92,772
Singapore	–	2,382,764	–	2,382,764
South Africa	1,764,647	2,532,742	–	4,297,389
South Korea	–	7,018,474	–	7,018,474
Spain	491,260	9,022,395	–	9,513,655
Sweden	–	23,349,946	–	23,349,946
Switzerland	–	32,829,919	–	32,829,919
Taiwan	7,716,951	907,483	–	8,624,434
Thailand	–	980,250	–	980,250
Turkey	–	2,456,463	–	2,456,463
United Arab Emirates	–	461,704	–	461,704
United Kingdom	2,380,959	101,131,849	–	103,512,808
United States	10,423,488	8,445,971	–	18,869,459
Total Common Stock	61,063,684	477,728,033	–	538,791,717
Preferred Stock	514,318	–	80,140	594,458
Short-Term Investments	6,074,560	1,565,514	–	7,640,074
Total Investments, at fair value	$67,652,562	$479,293,547	$80,140	$547,026,249
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,209,216	–	1,209,216
Futures	7,925	–	–	7,925
Total Assets	$67,660,487	$480,502,763	$80,140	$548,243,390
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(456,919)	$–	$(456,919)
Futures	(3,199)	–	–	(3,199)
Total Liabilities	$(3,199)	$(456,919)	$–	$(460,118)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2016, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

ANZ Bank	British Pound	403,272	Buy	08/31/16	534,660	533,956	$(704)
Barclays Bank PLC	Swiss Franc	255,282	Buy	08/31/16	263,706	263,854	148
Citigroup, Inc.	EU Euro	2,431,177	Buy	08/31/16	2,713,292	2,721,157	7,865
Citigroup, Inc.	Japanese Yen	27,681,066	Buy	08/31/16	266,656	271,564	4,908
Citigroup, Inc.	EU Euro	442,678	Buy	08/31/16	498,637	495,479	(3,158)
Citigroup, Inc.	British Pound	190,109	Buy	08/31/16	275,540	251,715	(23,825)
Citigroup, Inc.	EU Euro	1,518,086	Buy	08/31/16	1,699,156	1,662,883	(36,273)
Citigroup, Inc.	Swiss Franc	4,795,305	Buy	08/31/16	4,859,189	4,956,346	97,157
Citigroup, Inc.	Hong Kong Sar Dollar	5,409,800	Buy	08/31/16	697,568	697,529	(39)
Deutsche Bank AG	EU Euro	401,124	Buy	08/31/16	445,041	448,969	3,928
Deutsche Bank AG	EU Euro	381,632	Buy	08/31/16	420,514	427,151	6,637
Deutsche Bank AG	British Pound	199,277	Buy	08/31/16	287,493	263,855	(23,638)
Deutsche Bank AG	EU Euro	786,461	Buy	08/31/16	881,684	880,267	(1,417)
Goldman Sachs & Co.	EU Euro	652,924	Buy	08/31/16	721,102	730,802	9,700
Goldman Sachs & Co.	Swedish Krona	1,370,624	Buy	08/31/16	161,974	160,401	(1,573)
Goldman Sachs & Co.	Swedish Krona	2,068,005	Buy	08/31/16	241,772	242,014	242
Goldman Sachs & Co.	Japanese Yen	138,589,967	Buy	08/31/16	1,353,193	1,359,630	6,437
Goldman Sachs & Co.	EU Euro	287,846	Buy	08/31/16	322,551	322,178	(373)
Goldman Sachs & Co.	British Pound	226,747	Buy	08/31/16	321,478	300,228	(21,250)
Goldman Sachs & Co.	British Pound	196,118	Buy	08/31/16	278,530	259,672	(18,858)
Goldman Sachs & Co.	British Pound	472,096	Buy	08/31/16	687,046	625,084	(61,962)
Goldman Sachs & Co.	EU Euro	341,714	Buy	08/31/16	383,229	382,472	(757)
Goldman Sachs & Co.	Australian Dollar	5,692,627	Buy	08/31/16	4,084,773	4,321,654	236,881
Merrill Lynch	EU Euro	610,644	Buy	08/31/16	680,367	683,479	3,112
Merrill Lynch	British Pound	708,655	Buy	08/31/16	977,540	938,303	(39,237)
Merrill Lynch	Singapore Dollar	1,869,892	Buy	08/31/16	1,353,166	1,394,382	41,216
The Royal Bank of Scotland PLC	British Pound	318,997	Buy	08/31/16	451,156	422,372	(28,784)
Standard Chartered Bank PLC	EU Euro	274,099	Buy	08/31/16	306,792	311,687	4,895
Standard Chartered Bank PLC	EU Euro	305,598	Buy	08/31/16	341,717	342,049	332
State Street Bank	Swedish Krona	2,397,316	Buy	08/31/16	282,920	280,553	(2,367)
State Street Bank	British Pound	326,690	Buy	08/31/16	432,926	432,558	(368)
State Street Bank	British Pound	272,763	Buy	08/31/16	389,850	361,155	(28,695)
Toronto-Dominion Bank	Japanese Yen	148,509,839	Buy	08/31/16	1,351,432	1,456,948	105,516
Toronto-Dominion Bank	Japanese Yen	73,011,933	Buy	08/31/16	665,416	716,279	50,863
							$286,559

ANZ Bank	EU Euro	403,791	Sell	08/31/16	446,834	451,953	$(5,119)
ANZ Bank	Japanese Yen	90,577,886	Sell	08/31/16	901,460	888,610	12,850
ANZ Bank	EU Euro	384,537	Sell	08/31/16	426,889	430,402	(3,513)
ANZ Bank	Canadian Dollar	79,020	Sell	08/31/16	60,746	60,533	213
ANZ Bank	EU Euro	1,295,632	Sell	08/31/16	1,438,192	1,450,170	(11,978)
Barclays Bank PLC	Japanese Yen	84,907,407	Sell	08/31/16	827,122	832,979	(5,857)
Barclays Bank PLC	British Pound	270,248	Sell	09/07/16	393,705	357,873	35,832
Citigroup, Inc.	Japanese Yen	28,886,892	Sell	08/31/16	273,458	283,394	(9,936)
Citigroup, Inc.	British Pound	811,089	Sell	08/31/16	1,092,218	1,073,932	18,286
Citigroup, Inc.	British Pound	179,000	Sell	09/07/16	263,207	237,039	26,168
Citigroup, Inc.	EU Euro	188,357	Sell	08/31/16	210,225	210,823	(598)
Citigroup, Inc.	Canadian Dollar	1,112,277	Sell	08/31/16	847,611	852,059	(4,448)
Citigroup, Inc.	EU Euro	4,327,529	Sell	08/31/16	4,835,517	4,843,698	(8,181)
Deutsche Bank AG	British Pound	732,007	Sell	08/31/16	950,677	969,223	(18,546)
Deutsche Bank AG	Swiss Franc	129,696	Sell	08/31/16	132,966	134,051	(1,085)

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Swiss Franc	232,398	Sell	08/31/16	238,086	240,202	$(2,116)
Deutsche Bank AG	Swedish Krona	3,600,367	Sell	08/31/16	434,747	421,343	13,404
Goldman Sachs & Co.	Japanese Yen	60,456,867	Sell	08/31/16	589,830	593,109	(3,279)
Goldman Sachs & Co.	EU Euro	454,376	Sell	08/31/16	511,345	508,572	2,773
HSBC Bank PLC	Japanese Yen	56,426,000	Sell	08/19/16	534,555	553,334	(18,779)
Merrill Lynch	EU Euro	442,342	Sell	08/31/16	494,915	495,103	(188)
The Royal Bank of Scotland PLC	Swedish Krona	2,246,663	Sell	08/31/16	263,461	262,922	539
Standard Chartered Bank PLC	EU Euro	259,121	Sell	08/31/16	289,171	290,028	(857)
Standard Chartered Bank PLC	EU Euro	353,746	Sell	08/31/16	392,272	395,940	(3,668)
Standard Chartered Bank PLC	EU Euro	805,848	Sell	08/31/16	909,725	901,966	7,759
Standard Chartered Bank PLC	British Pound	3,573,950	Sell	08/31/16	5,239,667	4,732,130	507,537
State Street Bank	Hong Kong Sar Dollar	816,658	Sell	08/31/16	105,322	105,298	24
State Street Bank	Japanese Yen	25,725,512	Sell	08/31/16	232,268	252,379	(20,111)
Toronto-Dominion Bank	Australian Dollar	252,276	Sell	08/31/16	189,562	191,519	(1,957)
Toronto-Dominion Bank	EU Euro	1,167,106	Sell	08/31/16	1,300,575	1,306,313	(5,738)
Toronto-Dominion Bank	EU Euro	635,956	Sell	08/31/16	706,597	711,810	(5,213)
Toronto-Dominion Bank	Swiss Franc	585,226	Sell	08/31/16	608,874	604,880	3,994
UBS AG	Japanese Yen	95,538,782	Sell	08/31/16	904,805	937,279	(32,474)
							$465,738

At July 31, 2016, the following futures contracts were outstanding for Voya Multi-Manager International Equity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	17	09/16/16	$566,952	$5,807
FTSE 100 Index	6	09/16/16	530,161	2,118
Tokyo Price Index (TOPIX)	3	09/08/16	390,601	(3,199)
			$1,487,714	$4,726

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$7,925
Foreign exchange contracts	Forward foreign currency contracts	1,209,216
Total Asset Derivatives		$1,217,141

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$3,199
Foreign exchange contracts	Forward foreign currency contracts	456,919
Total Liability Derivatives		$460,118

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2016:

	ANZ Bank	Barclays Bank PLC	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	Merrill Lynch	Standard Chartered Bank PLC	State Street Bank	The Royal Bank of Scotland PLC	Toronto- Dominion Bank	UBS AG	Totals
Assets:
Forward foreign currency contracts	$13,063	$35,980	$154,384	$23,969	$256,033	$-	$44,328	$520,523	$24	$539	$160,373	$-	$1,209,216
Total Assets	$13,063	$35,980	$154,384	$23,969	$256,033	$-	$44,328	$520,523	$24	$539	$160,373	$-	$1,209,216

Liabilities:
Forward foreign currency contracts	$21,314	$5,857	$86,458	$46,802	$108,052	$18,779	$39,425	$4,525	$51,541	$28,784	$12,908	$32,474	$456,919
Total Liabilities	$21,314	$5,857	$86,458	$46,802	$108,052	$18,779	$39,425	$4,525	$51,541	$28,784	$12,908	$32,474	$456,919

Net OTC derivative instruments by counterparty, at fair value	$(8,251)	$30,123	$67,926	$(22,833)	$147,981	$(18,779)	$4,903	$515,998	$(51,517)	$(28,245)	$147,465	$(32,474)	$752,297

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(8,251)	$30,123	$67,926	$(22,833)	$147,981	$(18,779)	$4,903	$515,998	$(51,517)	$(28,245)	$147,465	$(32,474)	$752,297

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Australia: 5.4%
24,058		Aristocrat Leisure Ltd.	$291,989	0.1
4,701	@	ASG Group Ltd.	3,485	0.0
485,328		Australian Pharmaceutical Industries Ltd.	709,138	0.3
887,740		Beach Petroleum Ltd.	383,800	0.2
78,308		BlueScope Steel Ltd.	505,186	0.2
99,572		Charter Hall Group	422,981	0.2
48,904		Collins Foods Ltd.	156,601	0.1
129,434		CSR Ltd.	378,882	0.2
13,676		Domino's Pizza Enterprises Ltd.	783,511	0.3
90,673		Eclipx Group Ltd.	257,100	0.1
49,411	L	Estia Health Ltd.	192,966	0.1
5,006		GBST Holdings Ltd.	15,446	0.0
24,564		Hansen Technologies Ltd.	77,449	0.0
233,712		Japara Healthcare Ltd.	459,892	0.2
145,781	@	Karoon Gas Australia Ltd.	148,357	0.1
160,682		Mantra Group Ltd.	439,453	0.2
23,733		McMillan Shakespeare Ltd.	254,524	0.1
44,187		Mineral Resources Ltd.	331,363	0.1
171,326		OceanaGold Corp.	619,353	0.2
213,571		oOh!media Ltd.	897,535	0.4
107,185		OZ Minerals Ltd.	524,785	0.2
223,352	@	Perseus Mining Ltd.	110,511	0.0
126,719	@	Ramelius Resources Ltd.	56,278	0.0
81,903		Regis Healthcare Ltd.	321,183	0.1
222,432		Regis Resources Ltd.	691,467	0.3
17,179		Reject Shop Ltd.	168,082	0.1
178,315	@	Resolute Mining Ltd.	230,215	0.1
35,049		Seek Ltd.	445,977	0.2
8,525		SG Fleet Group Ltd.	26,050	0.0
10,552		SMS Management & Technology Ltd.	14,836	0.0
913,554		Spotless Group Holdings Ltd.	829,759	0.4
61,143		Star Entertainment Grp Ltd./The	276,167	0.1
365,393		Tox Free Solutions Ltd.	734,786	0.3
64,022		Treasury Wine Estates Ltd.	470,264	0.2
70,806		Vita Group Ltd.	259,392	0.1
52,207		Vocus Communications Ltd.	355,019	0.2
622		Webjet Ltd.	3,617	0.0
			12,847,399	5.4

		Austria: 1.0%
14,738		ams AG	488,643	0.2
17,838		BUWOG AG	432,624	0.2
20,258		CA Immobilien Anlagen AG	380,712	0.1
8,379		Porr Ag	238,695	0.1
2,855		S&T AG	25,048	0.0
6,308	L	Schoeller-Bleckmann Oilfield Equipment AG	387,876	0.2
24,792		Wienerberger AG	382,467	0.2
			2,336,065	1.0

		Belgium: 1.6%
151,931	@	AGFA-Gevaert NV	547,695	0.2
1,459		Barco NV	112,273	0.1
4,762		NV Bekaert SA	218,233	0.1
4,914		Cie d'Entreprises CFE	452,492	0.2
15	L	Cie du Bois Sauvage SA	4,832	0.0
917		Cofinimmo	114,578	0.1
14,225		D'ieteren SA	623,312	0.3
5,138	@,L	Galapagos NV	281,049	0.1
4,604		Melexis NV	302,296	0.1
8,270	@	Ontex Group NV	298,805	0.1
3,253		Sioen Industries NV	74,200	0.0
7,873	@	Tessenderlo Chemie NV	267,825	0.1
4,341		Warehouses De Pauw SCA	447,616	0.2
			3,745,206	1.6

		Bermuda: 0.0%
6,236	@,L	Vostok New Ventures Ltd.	38,462	0.0

		Canada: 6.0%
9,400		Aecon Group, Inc.	125,199	0.1
32,485	@	Air Canada	223,674	0.1
18,181		Alaris Royalty Corp.	323,753	0.1
35,375		Algonquin Power & Utilities Corp.	330,815	0.2
14,088		Altus Group Ltd. - Canada	254,645	0.1
3,100		Arsenal Energy, Inc.	3,110	0.0
14,400		Artis Real Estate Investment Trust	150,546	0.1
28,000	@	Bankers Petroleum Ltd.	43,319	0.0
16,500	@,L	Birchcliff Energy Ltd.	119,297	0.1
3,900		Bird Construction, Inc.	40,235	0.0
9,921		Black Diamond Group Ltd.	38,524	0.0
112,600		Bonavista Energy Corp.	303,567	0.1
14,000		BTB Real Estate Investment Trust	49,538	0.0
1,400		Calian Group Ltd.	25,198	0.0
10,595		Canadian Apartment Properties REIT	264,946	0.1
21,323		Canfor Pulp Products, Inc.	170,336	0.1
40,500	@	Capstone Mining Corp.	26,676	0.0
45,275		Cascades, Inc.	339,133	0.2
7,300		Cathedral Energy Services Ltd.	4,137	0.0
19,203	@	Celestica, Inc.	212,672	0.1
68,500		Centerra Gold, Inc.	403,975	0.2
24,600	@,L	Cipher Pharmaceuticals, Inc.	123,975	0.1
4,431		Cogeco Communications, Inc.	218,080	0.1
2,025		Cogeco, Inc.	81,564	0.0
2,100		CT Real Estate Investment Trust	24,448	0.0
28,100	@	Delphi Energy Corp.	20,446	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
900		Dorel Industries, Inc.	$25,953	0.0
5,600		Dream Industrial Real Estate Investment Trust	37,872	0.0
10,300		Dream Office Real Estate Investment Trust	149,256	0.1
37,488	@	Dundee Precious Metals, Inc.	112,839	0.1
28,744		Enerflex Ltd.	251,412	0.1
2,800		Enerplus Corp.	16,684	0.0
77,800		Ensign Energy Services, Inc.	429,624	0.2
104,781		Entertainment One Ltd.	273,601	0.1
86,038	@	Gran Tierra Energy, Inc.	238,546	0.1
1,100		Guardian Capital Group Ltd.	18,274	0.0
10,700		H&R Real Estate Investment Trust	190,537	0.1
1,700		Hardwoods Distribution, Inc.	24,713	0.0
44,557		High Arctic Energy Services, Inc.	126,609	0.1
10,400		High Liner Foods, Inc.	159,467	0.1
13,900		Horizon North Logistics, Inc.	20,014	0.0
32,000		Just Energy Group, Inc.	198,767	0.1
1,900		Killam Apartment Real Estate Investment Trust	19,020	0.0
300		Lassonde Industries, Inc.	46,193	0.0
7,494		Laurentian Bank of Canada	277,857	0.1
148,900		Lucara Diamond Corp.	459,592	0.2
5,900	@	Macro Enterprises, Inc.	6,643	0.0
6,000		Magellan Aerospace Corp.	80,374	0.0
33,300		Maple Leaf Foods Inc.	757,995	0.3
21,800	@,L	Merus Labs International, Inc.	29,052	0.0
400		Morguard Corp.	52,342	0.0
17,800		Nevsun Resources Ltd	58,895	0.0
20,900	@	Newmarket Gold, Inc.	69,312	0.0
18,363		North American Energy Partners, Inc.	46,275	0.0
37,400		Northern Blizzard Resources, Inc.	124,605	0.1
11,300	@	NuVista Energy Ltd	54,784	0.0
45,245	@	Painted Pony Petroleum Ltd.	299,057	0.1
57,070	@	Parex Resources, Inc.	553,369	0.2
47,500		Pengrowth Energy Corp.	70,942	0.0
9,617		Premium Brands Holdings Corp.	414,909	0.2
35,194	@	Raging River Exploration, Inc.	278,986	0.1
10,100		Reitmans Canada Ltd.	34,037	0.0
61,276	@	Richmont Mines, Inc.	681,389	0.3
11,823		Ritchie Bros Auctioneers, Inc.	392,093	0.2
87,000	@	RMP Energy, Inc.	75,962	0.0
14,900		Russel Metals, Inc.	269,322	0.1
115,379	@	SEMAFO, Inc.	621,234	0.3
29,900		Silvercorp Metals, Inc.	88,625	0.0
9,212		Stella-Jones, Inc.	328,433	0.1
6,000		Stuart Olson, Inc.	30,054	0.0
35,000	@	Teranga Gold Corp.	29,487	0.0
31,500	@	Thompson Creek Metals Co., Inc.	17,612	0.0
54,139		Transcontinental, Inc.	779,960	0.3
7,500		TransForce, Inc.	146,996	0.1
5,100		Tree Island Steel Ltd.	18,945	0.0
20,200		Uni-Select, Inc.	492,758	0.2
38,900		Western Energy Services Corp.	93,850	0.1
497		WestJet Airlines Ltd.	8,755	0.0
43,500	@	Xtreme Drilling and Coil Services Corp.	80,293	0.0
18,017	@	Yellow Pages Ltd./Canada	260,392	0.1
			14,346,375	6.0

		China: 0.3%
34,000		Baoye Group Co. Ltd.	24,699	0.0
9,400	@	China Finance Online Co. Ltd. ADR	40,420	0.0
15,578	@	China King-highway Holdings Ltd.	35,493	0.0
19,022		China Yuchai International Ltd.	208,481	0.1
448,000		Harbin Electric Co. Ltd.	206,934	0.1
88,000	@	RREEF China Commercial Trust	–	–
163,000		Sinotruk Hong Kong Ltd.	72,874	0.1
67,000		Weiqiao Textile Co.	53,504	0.0
			642,405	0.3

		Denmark: 0.6%
2,647	@	Alm Brand A/S	17,927	0.0
4,865	@,L	Chemometec A/S	24,787	0.0
27,877	@	Columbus A/S	41,860	0.0
2,588	@	Dfds A/S	118,289	0.0
20,610	@	H Lundbeck A/S	837,789	0.4
1,780	@	H+H International A/S	19,262	0.0
1,562		Pandora A/S	203,452	0.1
6,600	@	PER Aarsleff A/S	154,811	0.1
1,383	@	Schouw & Co.	80,255	0.0
4,573	@	Spar Nord Bank A/S	37,818	0.0
			1,536,250	0.6

		Finland: 0.8%
5,428		Atria PLC	54,313	0.0
27,759	@	Cramo PLC	655,711	0.3
20,192	@	Finnair OYJ	105,876	0.1
35,127		HKScan OYJ	124,495	0.1
1,727		Lassila & Tikanoja OYJ	34,542	0.0
19,720		Oriola-KD OYJ	92,598	0.0
55,036	@	Sponda OYJ	252,431	0.1
41,179		Valmet OYJ	538,013	0.2
			1,857,979	0.8

		France: 6.7%
5,132		Alten Ltd.	355,970	0.2
5,959	#,@	Amundi SA	260,711	0.1
3,646		Arkema SA	311,422	0.1
9,990		Atos SE	979,281	0.4
3,018		BioMerieux	417,249	0.2

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		France: (continued)
1,451		Boiron SA	$134,474	0.1
1,601		Caisse Regionale de Credit Agricole Mutuel Nord de France	28,728	0.0
60,380		Coface SA	307,447	0.1
2,912		Compagnie des Alpes	57,788	0.0
65,516		Derichebourg	213,361	0.1
65		Devoteam SA	3,283	0.0
9,518		Edenred	215,925	0.1
4,614		Eiffage SA	354,750	0.1
459		Esker SA	18,602	0.0
9,323		Eurazeo SA	596,059	0.3
5,101	@	EuropaCorp	20,533	0.0
10,520	@	Flamel Technologies ADR	131,605	0.1
3,193		Fonciere Des Regions	300,455	0.1
905		Gecina S.A.	137,166	0.1
593		Groupe Crit	39,772	0.0
548	@	Groupe Fnac	33,752	0.0
3,092		Guerbet	208,346	0.1
6,848	@	ID Logistics Group	967,808	0.4
15,640		Imerys SA	1,110,193	0.5
10,393		Ipsen SA	678,104	0.3
445		Kaufman & Broad SA	19,219	0.0
2,221		Le Belier	97,461	0.1
1,992		Lectra	33,005	0.0
998		Linedata Services	45,032	0.0
25,400	#,@	Maisons du Monde SA	542,389	0.2
380		Manutan International	23,222	0.0
14,073		Mercialys SA	329,015	0.1
7,980		MGI Coutier	184,679	0.1
833		Mr Bricolage	11,865	0.0
5,892	@	Nexans SA	297,351	0.1
9,983		Nexity	531,045	0.2
5,429		Orpea	479,789	0.2
373	@	Pierre & Vacances	17,702	0.0
765		Plastivaloire	88,949	0.1
7,699		Scor S.A.	224,917	0.1
1,749		SEB SA	232,893	0.1
1,286		Synergie SA	42,701	0.0
35,075		Technicolor SA	220,419	0.1
3,916		Technip S.A.	219,561	0.1
9,040		Teleperformance	841,116	0.4
95		Tessi SA	14,264	0.0
106		Total Gabon	15,353	0.0
41,306	@	UbiSoft Entertainment	1,695,369	0.7
10,211		Valeo SA	523,839	0.2
13,681		Veolia Environnement	303,212	0.1
451		Vetoquinol SA	19,967	0.0
3,217	@,L	Virbac SA	633,685	0.3
3,266		Wendel	348,841	0.1
			15,919,644	6.7

		Georgia: 0.0%
3,631		Bank of Georgia Holdings PLC	131,237	0.0

		Germany: 5.9%
11,956		Aareal Bank AG	392,832	0.2
7,301	@	ADVA AG Optical Networking	65,417	0.0
8,103		Amadeus Fire AG	617,928	0.3
13,958		Aurelius Equity Opportunities SE & Co. KGaA	850,821	0.4
2,627		Bechtle AG	304,056	0.1
354		bet-at-home.com AG	24,702	0.0
5,703		Borussia Dortmund GmbH & Co. KGaA	25,185	0.0
1,766		CANCOM AG	91,353	0.0
1,195		CENIT AG	26,718	0.0
9,249		CENTROTEC Sustainable AG	145,950	0.1
6,231		Cewe Stiftung & Co. KGAA	492,738	0.2
61,339		Deutsche Lufthansa AG	729,120	0.3
43,125		Deutz AG	198,813	0.1
7,564		Duerr AG	652,416	0.3
305		Eckert & Ziegler AG	7,229	0.0
3,487		Elmos Semiconductor AG	43,489	0.0
18,679		ElringKlinger AG	340,668	0.2
47,868	@	Evotec AG	219,026	0.1
4,254		Francotyp-Postalia Holding AG	18,073	0.0
11,620		Freenet AG	324,465	0.1
329		FRoSTA AG	19,431	0.0
6,291		Gerresheimer AG	540,108	0.2
2,120	@	H&R WASAG AG	35,557	0.0
824		Hornbach Holding AG & Co. KGaA	55,919	0.0
3,635	@	Hypoport AG	394,273	0.2
6,411		KION Group AG	351,543	0.2
13,130	@	Kloeckner & Co. SE	176,039	0.1
2,952	@	Koenig & Bauer AG	163,442	0.1
38,771	@,L	Kontron AG	114,044	0.1
948		Leifheit AG	61,366	0.0
60		Maschinenfabrik Berthold Hermle AG	17,568	0.0
368		Muehlbauer Holding AG	15,877	0.0
4,737		Osram Licht AG	246,455	0.1
46,751	@	Patrizia Immobilien AG	1,180,674	0.5
3,479		Rheinmetall AG	243,746	0.1
16,918		Rhoen Klinikum AG	498,579	0.2
71,119		SAF-Holland SA	858,521	0.4
9,554		Sartorius AG	763,914	0.3
1,418	@	Siltronic AG	24,734	0.0
2,018	@	Solarworld AG	11,735	0.0
13,521		STRATEC Biomedical AG	775,484	0.3
10,919	L	Stroeer Media SE	519,097	0.2
10,015		Suedzucker AG	250,614	0.1
997		Surteco SE	22,624	0.0
20,619		TAG Immobilien AG	293,549	0.1
6,191		United Internet AG	274,000	0.1
9,085		Verbio AG	51,395	0.0
1,092		Vib Vermoegen AG	22,867	0.0
8,061	L	VTG AG	227,218	0.1
1,170		Washtec AG	47,717	0.0
7,083		Wirecard AG	329,578	0.1
			14,158,667	5.9

		Gibraltar: 0.0%
11,628		32Red PLC	20,929	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Greece: 0.0%
3,807		Aegean Airlines SA	$30,439	0.0

		Hong Kong: 1.6%
466,000		Bossini International Hldg	32,469	0.0
2,802,920	@	China Billion Resources Ltd	15,535	0.0
105,448	@	China Engine Group Ltd.	155,504	0.1
94,000		China Flavors & Fragrances Co. Ltd.	29,511	0.0
30,000	@	Chun Sing Engineering Holdings Ltd.	6,844	0.0
72,500		CNQC International Holdings Ltd.	26,396	0.0
200,000		Computime Group Ltd.	27,124	0.0
50,000		Dah Sing Financial Holdings Ltd.	335,505	0.2
69,000		Dan Form Holdings Co. Ltd.	17,271	0.0
507,500	@	DMX Technologies Group Ltd.	–	–
64,000		Dream International Ltd.	14,188	0.0
228,000		Eagle Nice International Holdings Ltd.	55,600	0.0
558,000		Emperor International Holdings Ltd.	127,455	0.1
50,000	@	eSun Holdings Ltd.	4,843	0.0
16,500		Fairwood Holdings Ltd.	77,457	0.0
716,000		Fountain SET Hldgs	84,114	0.0
24,000	@	Gameone Holdings Ltd.	2,722	0.0
566,000		Get Nice Holdings Ltd.	19,396	0.0
2,000		Guoco Group Ltd.	22,769	0.0
30,944		Hanison Construction Holdings Ltd.	5,007	0.0
127,200		HKR International Ltd.	55,357	0.0
10,000		Hong Kong Ferry Holdings Co. Ltd.	11,435	0.0
238,000		Hop Fung Group Holdings Ltd.	18,460	0.0
64,000	@	Human Health Holdings Ltd.	17,901	0.0
54,000		Hung Hing Printing Group Ltd.	6,264	0.0
88,000		I.T LTD	26,904	0.0
167,000	@	I-CABLE Communications Ltd.	18,087	0.0
148,000		K Wah International Holdings Ltd.	74,916	0.0
114,000		Kingmaker Footwear Holdings Ltd.	28,396	0.0
3,680,000		Lai Fung Holdings Ltd.	67,925	0.0
928,000		Lai Sun Development Co. Ltd.	16,785	0.0
9,000		Lippo Ltd.	5,545	0.0
844,800		Man Wah Holdings Ltd.	617,145	0.3
23,000	@	Neptune Group Ltd.	980	0.0
108,000		Newocean Energy Holdings Ltd.	32,244	0.0
240,000		Pa Shun Pharmaceutical International Holdings Ltd.	17,679	0.0
278,000	@	Pacific Andes International Holdings Ltd.	5,232	0.0
271,000		PAX Global Technology Ltd.	224,327	0.1
72,000		Playmates Holdings Ltd.	91,186	0.1
235,000		Road King Infrastructure	194,001	0.1
990,000	@	Sinolink Worldwide Holdings	98,440	0.1
129,500		SmarTone Telecommunications Holding Ltd.	230,891	0.1
2,000		Soundwill Holdings Ltd.	3,170	0.0
37,000		Sunlight Real Estate Investment Trust	22,630	0.0
2,080,000		Tongda Group Holdings Ltd.	419,463	0.2
100,000		TPV Technology Ltd.	19,519	0.0
290,000		Value Partners Group Ltd.	244,988	0.1
30,200		Valuetronics Holdings Ltd.	11,294	0.0
109,000		Varitronix International Ltd.	47,808	0.0
464,400		VST Holdings Ltd.	110,895	0.1
140,000		Wuling Motors Holdings Ltd.	10,830	0.0
			3,810,407	1.6

		India: 1.2%
2,647		Accelya Kale Solutions Ltd.	48,154	0.0
3,030		Balmer Lawrie & Co. Ltd.	28,405	0.0
9,691		DCM Shriram Ltd.	34,441	0.0
34,065		FIEM Industries Ltd.	518,281	0.2
25,620	@	Geodesic Ltd.	–	–
45,888		GHCL Ltd.	157,140	0.1
22,694		Gujarat Alkalies & Chemicals Ltd.	93,293	0.1
35,470		Gujarat Industries Power Co. Ltd.	47,657	0.0
19,759		Gujarat State Fertilisers & Chemicals Ltd.	20,653	0.0
33,685	@	Housing Development & Infrastructure	51,304	0.0
55,282		Jamna Auto Industries Ltd.	158,436	0.1
32,130		KPR Mill Ltd.	532,224	0.2
87,654		Manappuram Finance Ltd.	107,625	0.1
10,106		Nucleus Software Exports Ltd.	29,365	0.0
17,076		OnMobile Global Ltd.	29,004	0.0
3,547		RSWM Ltd.	24,618	0.0
66,519		Sonata Software Ltd.	158,449	0.1
4,819		State Bank of Bikaner & Jaipur	46,440	0.0
14,456		Tamilnadu Newsprint & Papers Ltd.	61,623	0.0
157,411		Trident Ltd./India	109,465	0.1
21,379	@	Varun Industries Ltd.	–	–
35,981		Zensar Technologies Ltd.	567,720	0.2
			2,824,297	1.2

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Indonesia: 0.0%
371,700	@	Agung Podomoro Land Tbk PT	$8,408	0.0
5,496,462	@	Darma Henwa Tbk PT	20,981	0.0
563,000		Elnusa Tbk PT	23,254	0.0
61,300		Indah Kiat Pulp and Paper Corp. Tbk PT	4,923	0.0
82,900	@	Petrosea Tbk PT	3,202	0.0
4,480		Sunway Construction Group Bhd	1,815	0.0
			62,583	0.0

		Ireland: 0.4%
529,233	@	Cairn Homes PLC	565,060	0.2
57,059		UDG Healthcare PLC	439,193	0.2
			1,004,253	0.4

		Israel: 0.4%
20,964		Amot Investments Ltd.	87,943	0.0
7,949		Ashtrom Properties Ltd.	27,590	0.0
11,628	@	Babylon Ltd.	7,201	0.0
10,621	@	Ceragon Networks Ltd.	23,579	0.0
132,566		El Al Israel Airlines	99,888	0.1
496	@	Enzymotec Ltd.	4,533	0.0
15,380		Inrom Construction Industries Ltd.	47,742	0.0
13,542	@	Israel Discount Bank Ltd.	23,366	0.0
6,256	@	Naphtha Israel Petroleum Corp. Ltd.	38,456	0.1
307		Neto ME Holdings Ltd.	24,206	0.0
3,781		Plus500 Ltd.	37,029	0.0
1,476		Sapiens International Corp. NV	18,863	0.0
18,913	@	SodaStream International Ltd.	454,858	0.2
			895,254	0.4

		Italy: 5.6%
233,380		AEM S.p.A.	331,530	0.1
57,374		Amplifon S.p.A.	572,573	0.3
207,291	#,@	Anima Holding SpA	1,040,537	0.4
9,304		Ascopiave SpA	29,333	0.0
85,309		Autogrill S.p.A.	742,685	0.3
22,817		Autostrada Torino-Milano S.p.A.	254,833	0.1
3,654		Banca IFIS SpA	83,529	0.0
720,136		Beni Stabili S.p.A.	471,593	0.2
4,498		Biesse S.p.A.	63,075	0.0
14,358	@	Brembo SpA	839,678	0.4
41,935		Brunello Cucinelli SpA	782,487	0.4
10,831		Buzzi Unicem SpA	217,382	0.1
7,618		Caltagirone SpA	18,175	0.0
123,588		Cerved Information Solutions SpA	1,037,222	0.4
36,353		Credito Emiliano S.p.A.	230,760	0.1
15,182		Danieli & Co. Officine Meccaniche S.p.A.	299,448	0.1
15,582	@	DiaSorin SpA	981,174	0.4
1,676		El.En. SpA	28,037	0.0
6,441		Elica SpA	11,911	0.0
15,292		Emak SpA	11,378	0.0
1,501	@	ERG S.p.A.	17,413	0.0
10,101		Exor S.p.A.	394,153	0.2
208,178	#	Infrastrutture Wireless Italiane SpA	1,041,773	0.4
623	L	Italmobiliare SpA	26,913	0.0
915		Italmobiliare SpA - RSP	31,227	0.0
57,691	@	Juventus Football Club SpA	18,807	0.0
8,621		La Doria SpA	114,596	0.1
46,243		Mediaset S.p.A.	140,136	0.1
68,346		Moncler S.p.A.	1,199,460	0.5
138,870	#,@	OVS SpA	816,868	0.4
4,173	@	Recordati S.p.A.	135,438	0.1
56,846		Reno de Medici SpA	19,346	0.0
2,675		SAES Getters SpA	37,947	0.0
53,626	L	Salvatore Ferragamo Italia SpA	1,264,190	0.5
13,272	@	Saras S.p.A.	22,888	0.0
755		Servizi Italia SpA	2,978	0.0
2,466		Sesa SpA	40,001	0.0
			13,371,474	5.6

		Japan: 26.2%
1,000		Aichi Bank Ltd.	50,305	0.0
7,600		Ain Pharmaciez, Inc.	523,299	0.2
1,100		Ajis Co. Ltd.	63,961	0.0
9,000		Akita Bank Ltd.	29,165	0.0
3,900		Alpha Systems, Inc.	67,226	0.0
24,700		Alps Electric Co., Ltd.	550,151	0.2
500		Amiyaki Tei Co., Ltd.	19,839	0.0
8,000		Anabuki Kosan, Inc.	19,608	0.0
1,900		Arakawa Chemical Industries Ltd.	18,332	0.0
1,200		Arata Corp.	26,654	0.0
8,100		Arcs Co., Ltd.	209,360	0.1
4,700		Arealink Co. Ltd.	55,692	0.0
2,800		Asahi Broadcasting Corp.	17,169	0.0
17,000		Asahi Intecc Co. Ltd.	781,638	0.3
14,900		ASKA Pharmaceutical Co., Ltd.	281,361	0.1
200,600		Asset Managers Co., Ltd.	876,048	0.4
14,000		Bando Chemical Industries Ltd.	69,223	0.0
2,700		BML, Inc.	129,356	0.1
5,100		Bunka Shutter Co., Ltd.	41,768	0.0
29,000		Calsonic Kansei Corp.	223,101	0.1
58,000		Central Glass Co., Ltd.	250,159	0.1
8,500		Chiba Kogyo Bank Ltd.	35,763	0.0
1,400		Chimney Co. Ltd.	37,004	0.0
5,400		Chori Co., Ltd.	80,764	0.0
11,800		Chubu Shiryo Co., Ltd.	82,170	0.0
28,700		CKD Corp.	266,659	0.1
3,300		Cleanup Corp.	26,384	0.0
11,003		Computer Engineering & Consulting Ltd.	153,639	0.1
2,500		Corona Corp.	25,131	0.0
800		Cresco Ltd.	18,715	0.0
7,900		CTI Engineering Co., Ltd.	70,579	0.0
5,900		Cybozu, Inc.	21,516	0.0
4,400		DA Consortium, Inc.	45,070	0.0
68,000		Dai Nippon Toryo Co., Ltd.	134,198	0.1
12,700		Daifuku Co., Ltd.	266,853	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
3,200		Daihatsu Diesel Manufacturing Co., Ltd.	$17,897	0.0
67,000		Daihen Corp.	343,826	0.2
1,900		Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	50,258	0.0
66,000		Daikyo, Inc.	115,698	0.1
106,200		Daikyonishikawa Corp.	1,506,915	0.6
25,000		Screen Holdings Co. Ltd.	296,143	0.1
8,000		Daishinku Corp.	20,949	0.0
51,000		Daito Bank Ltd.	97,167	0.1
4,800		Daito Pharmaceutical Co. Ltd.	109,395	0.1
113,000		Daiwa Industries Ltd.	1,028,686	0.4
47,200		DCM Holdings Co., Ltd.	403,489	0.2
117,000		Denka Co., Ltd.	507,379	0.2
15,500		Denyo Co., Ltd.	161,378	0.1
9,700		Dip Corp.	291,844	0.1
6,000		Disco Corp.	614,893	0.3
23,800		Doutor Nichires Holdings Co., Ltd.	457,350	0.2
31,991		DTS Corp.	631,187	0.3
2,500		Dvx, Inc.	26,758	0.0
22,000	@	IDU Co.	20,643	0.0
4,100		Eco's Co., Ltd.	47,297	0.0
23,000		Ehime Bank Ltd.	55,375	0.0
9,000		Eighteenth Bank Ltd.	25,107	0.0
36,800		EPS Holdings, Inc.	501,552	0.2
9,400		Ezaki Glico Co., Ltd.	562,710	0.2
2,200		FALCO HOLDINGS Co. Ltd.	29,487	0.0
68,600		Ferrotec Corp.	895,267	0.4
69,900		FIDEA Holdings Co., Ltd.	103,832	0.1
11,600		Foster Electric Co., Ltd.	222,621	0.1
5,100		France Bed Holdings Co., Ltd.	45,747	0.0
800		Fuji Co., Ltd.	17,488	0.0
14,000		Fuji Kiko Co., Ltd.	46,344	0.0
5,300		Fuji Pharma Co. Ltd.	122,745	0.1
15,927		Fuji Soft, Inc.	394,841	0.2
9,200		Fujikura Kasei Co., Ltd.	54,007	0.0
12,500		Fujitsu Frontech Ltd.	122,838	0.1
13,000		Fujitsu General Ltd.	304,345	0.1
2,500		FuKoKu Co. Ltd.	18,726	0.0
4,000		Fukuda Corp.	44,378	0.0
500		Fukuda Denshi Co., Ltd.	30,456	0.0
2,000		Furusato Industries Ltd.	27,515	0.0
1,000		Furyu Corp.	26,794	0.0
8,000		Fuso Pharmaceutical Industries Ltd.	22,141	0.0
5,700		Futaba Industrial Co., Ltd.	29,100	0.0
15,200		Future Corp.	120,408	0.1
4,800		G-7 Holdings, Inc.	58,027	0.0
13,000		Gakken Holdings Co., Ltd.	36,259	0.0
300	@	Globalway, Inc.	29,093	0.0
2,800		GMO Cloud K.K.	27,218	0.0
12,300		Grandy House Corp.	39,270	0.0
18,400		H2O Retailing Corp.	241,651	0.1
3,900		Haruyama Trading Co., Ltd.	29,002	0.0
2,900		Hirakawa Hewtech Corp.	24,806	0.0
1,869		Hitachi Zosen Fukui Corp.	24,248	0.0
9,000		Hodogaya Chemical Co., Ltd.	22,145	0.0
10,000		Hokkan Holdings Ltd.	30,834	0.0
4,200		Hokuriku Electrical Construction Co. Ltd.	32,165	0.0
5,000		Hosokawa Micron Corp.	26,424	0.0
4,400		I K K, Inc.	24,368	0.0
28,000		Ichiken Co. Ltd.	81,807	0.0
2,700		Ichinen Holdings Co., Ltd.	24,777	0.0
430,000		IHI Corp.	1,196,471	0.5
30,100		Iida Group Holdings Co. Ltd.	595,915	0.3
1,300		Inaba Seisakusho Co., Ltd.	15,900	0.0
24,909		Inabata & Co., Ltd.	248,660	0.1
31,000		Infocom Corp.	421,937	0.2
17,800		Information Services International-Dentsu Ltd.	347,063	0.2
10,200		IT Holdings Corp.	263,354	0.1
4,000		Itfor, Inc.	20,252	0.0
56,600	@	Itoham Yonekyu Holdings, Inc.	582,673	0.3
9,200		Itoki Corp.	52,121	0.0
1,900		IwaiCosmo Holdings, Inc.	16,641	0.0
12,000		Iwasaki Electric Co., Ltd.	17,823	0.0
18,300	L	Jamco Corp.	363,337	0.2
14,300		Japan Foundation Engineering Co. Ltd.	51,882	0.0
273		Japan Hotel REIT Investment Corp.	228,993	0.1
58,000		Jeol Ltd.	232,447	0.1
19,000		Joban Kosan Co. Ltd.	28,045	0.0
1,800		Kaga Electronics Co., Ltd.	22,258	0.0
700		Kamei Corp.	5,711	0.0
3,000		Kanagawa Chuo Kotsu Co., Ltd.	18,081	0.0
36,000		Kandenko Co., Ltd.	352,846	0.2
3,700		Kaneko Seeds Co. Ltd.	55,573	0.0
703,000		Kanematsu Corp.	1,150,254	0.5
7,800		Kappa Create Co., Ltd.	93,442	0.0
9,300		Kasai Kogyo Co., Ltd.	92,028	0.0
1,200		Kawasumi Laboratories, Inc.	6,957	0.0
4,700		Keihanshin Building Co. Ltd.	23,447	0.0
163,300		Kenedix, Inc.	657,557	0.3
5,500		Kenko Mayonnaise Co. Ltd.	163,537	0.1
5,700		King Co. Ltd.	19,861	0.0
12,000	@	KNT-CT Holdings Co., Ltd.	16,307	0.0
800		Ki-Star Real Estate Co. Ltd.	17,133	0.0
1,700		Kita-Nippon Bank Ltd.	48,632	0.0
1,000		Kitano Construction Corp.	2,481	0.0
76,000		Kobe Steel Ltd.	65,769	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
3,300		Komatsu Wall Industry Co., Ltd.	$52,483	0.0
5,400	@	Kosaido Co., Ltd.	15,999	0.0
9,000		Krosaki Harima Corp.	21,782	0.0
4,600		Kura Corp.	242,654	0.1
14,000		Kurabo Industries Ltd.	26,251	0.0
20,000		Kyodo Printing Co., Ltd.	64,173	0.0
2,000		Kyosei Rentemu Co. Ltd.	31,085	0.0
13,000		Kyowa Leather Cloth Co., Ltd.	103,830	0.1
40,800	L	Kyudenko Corp.	1,434,265	0.6
115,000		Leopalace21 Corp.	824,042	0.4
41,000		Maeda Corp.	372,421	0.2
7,100		Mamezou Holdings Co. Ltd	67,594	0.0
9,100		Mandom Corp.	401,299	0.2
4,200		Marubun Corp.	24,384	0.0
60,000		Marudai Food Co., Ltd.	287,577	0.1
1,600		Maruka Machinery Co. Ltd.	17,691	0.0
2,000		Maruwa Co., Ltd./Aichi	75,394	0.0
2,200		Matsuda Sangyo Co., Ltd.	28,482	0.0
2,500		Matsui Construction Co., Ltd.	31,667	0.0
7,800		Matsumotokiyoshi Holdings Co., Ltd.	343,952	0.2
1,400		Maxvalu Tokai Co. Ltd.	23,765	0.0
10,000		Meiwa Estate Co., Ltd.	55,760	0.0
13,000		Michinoku Bank Ltd.	24,473	0.0
11,000		Mie Bank Ltd.	21,971	0.0
45,427		Mimasu Semiconductor Industry Co., Ltd.	467,890	0.2
6,200		Miroku Jyoho Service Co. Ltd.	82,099	0.0
800		Mitani Corp.	24,645	0.0
39,500		Mito Securities Co., Ltd.	91,987	0.0
96,300		Mitsubishi UFJ Lease & Finance Co., Ltd.	387,474	0.2
3,100		Mitsubishi Research Institute, Inc.	96,065	0.1
2,800		Mitsui High-Tec, Inc.	19,418	0.0
35,000		Mitsui Matsushima Co., Ltd.	33,704	0.0
19,700		Miura Co., Ltd.	451,332	0.2
5,200		Mixi, Inc.	186,280	0.1
2,000		Mochida Pharmaceutical Co., Ltd.	152,501	0.1
9,600		Money Square Holdings, Inc.	83,165	0.0
2,400		Monogatari Corp.	125,475	0.1
34,100		DMG Mori Co. Ltd.	354,072	0.2
41,000		Morinaga & Co., Ltd.	270,418	0.1
24,100		MTI Ltd.	160,550	0.1
15,000		Nagano Bank Ltd.	28,805	0.0
15,800		Nakano Corp.	65,536	0.0
3,383		Namura Shipbuilding Co., Ltd.	19,104	0.0
9,000		NDS Co. Ltd.	23,662	0.0
17,200	@	New Japan Radio Co., Ltd.	60,436	0.0
7,200		Nichiha Corp.	139,330	0.1
10,073		Nichireki Co., Ltd.	69,368	0.0
3,800		Nichirin Co. Ltd.	50,619	0.0
60		Nippon Accommodations Fund, Inc.	274,582	0.1
64,000		Nippon Chemical Industrial Co., Ltd.	134,014	0.1
15,000		Nippon Chemiphar Co., Ltd.	67,819	0.0
5,500		Nippon Filcon Co., Ltd./Tokyo	23,923	0.0
10,000		Nippon Seisen Co., Ltd.	40,087	0.0
28,300		Nippon Shinyaku Co., Ltd.	1,551,259	0.7
12,900		Nippon Shokubai Co., Ltd.	811,338	0.3
4,900		Nippon Systemware Co., Ltd.	59,068	0.0
29,200		Nishimatsuya Chain Co., Ltd.	416,425	0.2
13,000		Nisshin Fudosan Co.	44,393	0.0
1,700		Nissin Electric Co., Ltd.	29,232	0.0
90,000		Nittetsu Mining Co., Ltd.	310,599	0.1
8,000		Nitto Seiko Co., Ltd.	22,618	0.0
93,200		North Pacific Bank Ltd.	304,246	0.1
13,900		NS Solutions Corp.	262,422	0.1
500		NuFlare Technology, Inc.	23,960	0.0
82,000		Obayashi Road Corp.	581,155	0.3
1,300		Odelic Co. Ltd.	47,970	0.0
53,000		Oenon Holdings, Inc.	107,986	0.1
5,800		Ohashi Technica, Inc.	69,878	0.0
11,000		Oita Bank Ltd.	35,561	0.0
8,000		Okura Industrial Co., Ltd.	23,566	0.0
6,000		Origin Electric Co. Ltd.	16,031	0.0
2,000		Osaki Electric Co., Ltd.	16,093	0.0
1,100		PAPYLESS Co. Ltd.	21,036	0.0
4,000		Pepper Food Service Co. Ltd.	43,475	0.0
6,200		Adastria Co. Ltd	193,136	0.1
1,800		Proto Corp.	20,436	0.0
1,600		Renaissance, Inc.	18,990	0.0
43,000		Rengo Co., Ltd.	282,284	0.1
38,400		Rheon Automatic Machinery Co., Ltd.	235,940	0.1
12,700		Round One Corp.	85,856	0.0
60,000		Ryobi Ltd.	284,407	0.1
20,382		San-Ai Oil Co., Ltd.	136,843	0.1
39,900		San-In Godo Bank Ltd.	306,518	0.1
4,000		Sankyo Frontier Co. Ltd.	34,766	0.0
2,800		Sansha Electric Manufacturing Co. Ltd.	13,082	0.0
150,700		Sanwa Holdings Corp.	1,566,871	0.7
77,000		Sanyo Shokai Ltd.	142,554	0.1
5,200		Sawai Pharmaceutical Co., Ltd.	412,632	0.2
45,300		Scroll Corp.	166,947	0.1
45,200		Seino Holdings Corp.	460,311	0.2
1,700		Senshu Electric Co. Ltd	27,058	0.0
10,900		Shidax Corp.	50,738	0.0
69,000		Shiga Bank Ltd.	328,491	0.1
12,000		Shinagawa Refractories Co., Ltd.	21,378	0.0
2,600		Shinko Shoji Co., Ltd.	26,413	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
387,000		Shinsei Bank Ltd.	$580,564	0.3
216,000		Shinsho Corp.	362,795	0.2
1,300		Shinwa Co., Ltd./Nagoya	20,214	0.0
8,300		Shizuoka Gas Co., Ltd.	62,427	0.0
7,000		Sinanen Holdings Co., Ltd.	28,184	0.0
5,900		SK-Electronics Co., Ltd.	61,491	0.0
2,700		Softcreate Holdings Corp.	32,392	0.0
1,000	@	Sosei Group Corp.	158,797	0.1
18,000		Sourcenext Corp.	101,069	0.1
2,500		SRA Holdings	53,579	0.0
1,300		Star Flyer, Inc.	38,238	0.0
8,000		Start Today Co. Ltd.	381,241	0.2
12,000		Starts Corp., Inc.	240,302	0.1
28,000		SCSK Corp.	1,168,031	0.5
33,800		Sumitomo Densetsu Co., Ltd.	379,884	0.2
29,500		Sumitomo Forestry Co., Ltd.	415,491	0.2
105,000		Sumitomo Osaka Cement Co., Ltd.	501,116	0.2
37,200	L	Sun Frontier Fudousan Co., Ltd.	366,656	0.2
7,800		Systena Corp.	128,660	0.1
1,600		Tachibana Eletech Co., Ltd.	17,885	0.0
4,200		Tachikawa Corp.	29,768	0.0
202,000		Taiheiyo Cement Corp.	577,304	0.3
165,400		Takara Leben Co., Ltd.	1,292,956	0.6
100		Takara Printing Co., Ltd.	1,399	0.0
600		Takasago International Corp.	14,528	0.0
11,000		Tayca Corp.	56,054	0.0
39,600		TBK Co., Ltd.	145,727	0.1
9,700		TechnoPro Holdings, Inc.	331,561	0.1
177,000		Teijin Ltd.	665,720	0.3
57,900		Temp Holdings Co., Ltd.	939,688	0.4
25,400		Tenma Corp.	454,529	0.2
4,100	@	Tera Probe, Inc.	30,360	0.0
3,400		TKC	96,258	0.1
180,000		TOA Road Corp.	488,008	0.2
46,000		Tochigi Bank Ltd.	188,754	0.1
68,000		Toda Corp.	340,848	0.2
10,000		Togami Electric Manufacturing Co. Ltd.	39,577	0.0
15,400		Toho Holdings Co., Ltd.	345,581	0.2
6,600		TOKAI Holdings Corp.	43,125	0.0
16,100		Tokyo Ohka Kogyo Co., Ltd.	477,084	0.2
14,400		Tokyo Sangyo Co. Ltd.	50,413	0.0
13,900		Tokyo Seimitsu Co., Ltd.	326,614	0.1
104,300		Tokyo Steel Manufacturing Co., Ltd.	736,673	0.3
128,000		Tokyo Tekko Co., Ltd.	471,261	0.2
19,421		Tokyo TY Financial Group, Inc.	507,627	0.2
49		Tokyu REIT, Inc.	70,008	0.0
13,000		Toli Corp.	41,653	0.0
10,000		Tomoku Co., Ltd.	29,777	0.0
25,000		Tonami Holdings Co., Ltd.	66,836	0.0
51,000		Nissan Tokyo Sales Holdings Co., Ltd.	115,042	0.1
3,500		Toukei Computer Co., Ltd.	62,867	0.0
140,000		Towa Bank Ltd.	123,484	0.1
69,000		Toyo Engineering Corp.	222,139	0.1
56,400		Toyo Kohan Co., Ltd.	138,295	0.1
12,400		Toyo Machinery & Metal Co., Ltd.	42,257	0.0
41,000		Tsubakimoto Chain Co.	278,559	0.1
25,200		Tsukuba Bank Ltd.	78,242	0.0
26,000		Uchida Yoko Co., Ltd.	117,299	0.1
29,930	@	Usen Corp.	93,720	0.0
7,600	L	Utoc Corp.	23,261	0.0
15,200		Warabeya Nichiyo Co., Ltd.	320,054	0.1
10,304		Watabe Wedding Corp.	42,630	0.0
8,000		Welcia Holdings Co. Ltd.	527,838	0.2
17,100	L	W-Scope Corp.	387,917	0.2
7,000		Yamanashi Chuo Bank Ltd.	29,094	0.0
1,000		Yamaya Corp.	15,636	0.0
71,700		Yamazen Corp.	615,808	0.3
2,600		Yashima Denki Co., Ltd.	14,694	0.0
59,800		Yuasa Trading Co., Ltd.	1,313,266	0.6
2,600		Yume No Machi Souzou Iinkai Co. Ltd.	41,578	0.0
4,300		Yusen Logistics Co. Ltd.	47,316	0.0
35,500		Zenkoku Hosho Co. Ltd.	1,404,067	0.6
			62,593,404	26.2

		Liechtenstein: 0.0%
473		Liechtenstein Landesbank	18,496	0.0
592		VP Bank AG	58,877	0.0
			77,373	0.0

		Luxembourg: 1.3%
38,559		Braas Monier Building Group SA	933,607	0.4
308,750		L'Occitane International SA	645,053	0.3
62,367	#	O'Key Group SA GDR	125,046	0.0
35,860		Reinet Investments SCA	782,990	0.3
9,557	@	Stabilus SA	500,154	0.2
6,108		Ternium SA ADR	132,605	0.1
			3,119,455	1.3

		Malaysia: 0.1%
37,800		Hua Yang Bhd	16,718	0.0
247,200		KSL Holdings BHD	68,624	0.1
72,450		Kumpulan Fima BHD	33,818	0.0
192,523	@	Lion Industries Corp. Bhd	14,458	0.0
2,100		Malaysian Pacific Industries Bhd	4,127	0.0
45,000	@	MNRB Holdings Bhd	26,793	0.0
72,900	@	Shell Refining Co. (Malaysia)	54,624	0.0
103,100		WTK Holdings Bhd	26,614	0.0
			245,776	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Malta: 0.2%
42,317	@	Brait SE	$380,648	0.2

		Mexico: 0.2%
1,101,610	@	Axtel SA de CV	328,427	0.2
12,602		Industrias Bachoco SAB de CV	54,588	0.0
5,584		Rassini SAB de CV	26,800	0.0
			409,815	0.2

		Netherlands: 1.8%
6,298		Aalberts Industries NV	209,110	0.1
3,831		Accell Group	99,517	0.0
9,860		Advanced Metallurgical Group NV	141,249	0.1
5,759		ASM International NV	224,464	0.1
15,295		BE Semiconductor Industries NV	454,191	0.2
8,921		Corbion NV	214,653	0.1
1,081		DOCdata NV	441	0.0
421		Eurocommercial Properties NV	18,649	0.0
9,739	#	Euronext NV	416,205	0.2
20,871		IMCD Group NV	884,938	0.4
36,199	#,@	Intertrust NV	822,498	0.3
4,632		KAS Bank NV	49,562	0.0
3,912		NSI NV	17,287	0.0
14,628	@	Ordina NV	26,168	0.0
12,617	#	Refresco Gerber NV	196,989	0.1
478,561	@,L	SNS Reaal NV	–	–
6,230		TKH Group NV	227,316	0.1
60,641	@	Post NL	232,891	0.1
			4,236,128	1.8

		New Zealand: 0.3%
44,717		Fisher & Paykel Healthcare Corp.	339,048	0.1
14,742		Nuplex Industries Ltd.	56,573	0.0
118,183		Summerset Group Holdings Ltd.	404,699	0.2
			800,320	0.3

		Norway: 0.9%
23,603		ABG Sundal Collier ASA	14,345	0.0
10,143	@	Subsea 7 SA	109,625	0.1
851	@	Aker ASA	25,586	0.0
40,318	@	Borregaard ASA	325,341	0.1
239,691	@,L	BW Offshore Ltd.	7,157	0.0
7,727	@	Det Norske Oljeselskap ASA	98,755	0.1
42,104	@	Kongsberg Automotive ASA	29,288	0.0
61,358	@	Kongsberg Gruppen ASA	916,317	0.4
77,894	@	Kvaerner ASA	73,478	0.0
6,351		Selvaag Bolig ASA	28,981	0.0
7,502		Sparebank 1 Nord Norge	35,908	0.0
59,973	@	SpareBank 1 SMN	335,424	0.2
3,503	@	Spectrum ASA	11,200	0.0
16,513	@	Storebrand ASA	62,744	0.0
			2,074,149	0.9

		Philippines: 0.0%
13,400		Benpres Holdings Corp.	2,176	0.0
50,250		Cebu Air, Inc.	116,266	0.0
			118,442	0.0

		Poland: 0.1%
9,086	@	CD Projekt SA	81,147	0.1
7,284	@	Grupa Lotos SA	54,676	0.0
6,094		Lentex SA	14,647	0.0
			150,470	0.1

		Portugal: 0.2%
44,411		CTT-Correios de Portugal SA	372,237	0.2

		Qatar: 0.0%
13,944		United Development Co. QSC	75,800	0.0

		Singapore: 0.7%
30,100		China Sunsine Chemical Holdings Ltd.	9,093	0.0
29,300		Chip Eng Seng Corp. Ltd.	13,727	0.0
40,900		CSE Global Ltd.	13,889	0.0
334,000		Fortune Real Estate Investment Trust	426,626	0.2
34,600		Hock Lian Seng Holdings Ltd.	8,516	0.0
53,590		Hong Leong Asia Ltd.	30,157	0.0
13,300		Hong Leong Finance Ltd.	22,601	0.0
103,300		Innovalues Ltd.	72,137	0.1
60,100		Lian Beng Group Ltd.	21,353	0.0
318,844		Mapletree Industrial Trust	431,261	0.2
9,700		NSL Ltd./Singapore	10,369	0.0
35,000		QAF Ltd.	29,238	0.0
62,000		Riverstone Holdings Ltd.	41,395	0.0
35,000		Sim Lian Group Ltd.	24,670	0.0
2,600		Sing Holdings Ltd.	582	0.0
23,600		Singapore O&G Ltd.	20,385	0.0
340,200		Starhill Global Real Estate Investment Trust	203,489	0.1
4,340		Sunningdale Tech Ltd.	3,464	0.0
83,500		Tiong Woon Corp. Holding Ltd.	15,259	0.0
402,250		UMS Holdings Ltd.	178,490	0.1
4,400		Venture Corp. Ltd.	29,239	0.0
			1,605,940	0.7

		South Africa: 0.3%
1,985		JSE Ltd.	24,317	0.0
3,504		Liberty Holdings Ltd.	30,922	0.0
21,256	@	Lonmin PLC	66,934	0.0
11,623		Peregrine Holdings Ltd.	25,237	0.0
34,788	@	Super Group Ltd.	101,863	0.1
119,149		Telkom SA Ltd.	552,955	0.2
			802,228	0.3

		South Korea: 2.6%
432		Asia Holdings Co. Ltd.	40,728	0.0
1,398	@	Asia Paper Manufacturing Co. Ltd.	31,235	0.0
61		Dae Han Flour Mills Co. Ltd.	9,638	0.0
1,798		Daeduck GDS Co., Ltd.	21,361	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
4,301		Daesang Holdings Co. Ltd.	$48,381	0.0
2,360		Daesung Holdings Co. Ltd.	20,020	0.0
18,545		Daewon San Up Co. Ltd.	120,831	0.1
605	@	DAP Co. Ltd.	2,318	0.0
4,212		Dongil Industries Co. Ltd.	271,487	0.1
4,497		DongKook Pharmaceutical Co. Ltd.	266,422	0.1
12,237		DuzonBizon Co. Ltd.	254,258	0.1
8,870		Handsome Co. Ltd.	308,841	0.1
3,531	@	Heungkuk Fire & Marine Insurance Co. Ltd	10,623	0.0
8,976		Hotel Shilla Co. Ltd.	478,338	0.2
2,592		Humax Co. Ltd	33,810	0.0
3,640		Inzi Controls Co. Ltd.	20,228	0.0
2,700		Jahwa Electronics Co. Ltd.	32,132	0.0
3,519		KISCO Corp.	125,436	0.1
8,501		KIWOOM Securities Co. Ltd.	600,840	0.3
3,014		KJB Financial Group Co. Ltd.	25,530	0.0
2,082		Kortek Corp.	23,154	0.0
759		Kunsul Chemical Industrial Co. Ltd.	25,265	0.0
3,201		Kyungchang Industrial Co. Ltd.	17,864	0.0
9,279		LG International Corp.	302,488	0.1
60,256		Nexen Tire Corp.	724,918	0.3
5,479	@	Osstem Implant Co. Ltd.	373,071	0.2
20,837		Partron Co. Ltd.	220,581	0.1
8,936		Poongsan Corp./New	248,245	0.1
908		RedcapTour Co. Ltd.	14,388	0.0
862		S&T Holdings Co. Ltd.	14,507	0.0
5,273		S&T Motiv Co. Ltd.	286,233	0.1
3,410		Saeron Automotive Corp.	24,470	0.0
8,006		Sam Young Electronics Co. Ltd.	87,534	0.1
1,841		Sejong Industrial Co., Ltd.	18,095	0.0
3,164		Sewon Precision Industry Co. Ltd.	52,057	0.0
4,862		SFA Engineering Corp.	262,292	0.1
14,278		SKC Co., Ltd.	381,762	0.2
16,128		SL Corp.	207,980	0.1
126		Taekwang Industrial Co. Ltd.	101,016	0.1
1,511		Uju Electronics Co. Ltd.	19,290	0.0
4,884		Visang Education, Inc.	64,401	0.0
1,620		YESCO Co. Ltd.	56,571	0.0
5,806		Yoosung Enterprise Co. Ltd.	20,687	0.0
2,007		You Eal Electronics Co. Ltd.	19,366	0.0
3,652		Zeus Co Ltd	47,474	0.0
			6,336,166	2.6

		Spain: 0.9%
3,072		Almirall SA	49,339	0.0
16,861		Antena 3 de Television SA	176,582	0.1
33,759		Bankinter S.A.	235,481	0.1
12,486		Enagas	380,661	0.2
17,454	@	Ercros SA	33,165	0.0
101,419		FAES FARMA SA	400,405	0.2
1,379	@	Lingotes Especiales SA	24,235	0.0
16,020		Papeles y Cartones de Europa SA	93,219	0.0
57,964		Sol Melia SA	687,713	0.3
			2,080,800	0.9

		Sweden: 2.4%
26,886	@	Axfood AB	483,136	0.2
1,833	@	Bergman & Beving AB	35,340	0.0
19,185	@	Bilia AB	491,940	0.2
3,403	@	BioGaia AB	97,632	0.0
7,987	@	Biotage AB	32,565	0.0
41,360	@,L	Bufab Holding AB	299,540	0.1
4,280		Bure Equity AB	43,896	0.0
15,911	@	Cellavision AB	151,972	0.1
55,994		Concentric AB	683,811	0.3
9,384	@	Dios Fastigheter AB	74,031	0.0
4,526	@	Duni AB	62,918	0.0
32,206	@	Fastighets AB Balder	880,282	0.4
12,726	@	Granges AB	129,385	0.1
4,373	@	Hufvudstaden AB	73,032	0.0
15,408	@	Indutrade AB	325,833	0.1
3,088		Investment AB Oresund	47,957	0.0
36,482		KappAhl Holding AB	178,927	0.1
11,799	@	Medivir AB	78,982	0.0
11,963	@	Moberg Pharma AB	61,635	0.0
22,701	@	MQ Holding AB	91,931	0.1
22,484	@	Mycronic AB	260,771	0.1
156,091	@	Rottneros AB	126,765	0.1
11,658	@	Scandi Standard AB	87,825	0.1
8,660	@	Tethys Oil AB	57,074	0.0
9,317	@	Vitrolife AB	531,418	0.2
18,308		Wihlborgs Fastigheter AB	405,925	0.2
			5,794,523	2.4

		Switzerland: 6.4%
1,385		Actelion Ltd. - Reg	245,327	0.1
2,375	@	AFG Arbonia-Forster Holding	37,492	0.0
44		APG SGA SA	18,704	0.0
751		Autoneum Holding AG	211,411	0.1
90		Bell AG	35,449	0.0
2,006		Bobst Group AG	111,559	0.1
1,277		Calida Holding AG	40,186	0.0
21		Carlo Gavazzi Holding AG	5,108	0.0
258	@	Cembra Money Bank AG	18,522	0.0
23,121		Clariant AG	402,170	0.2
1,943		Coltene Holding AG	143,139	0.1
22		Comet Holding AG	17,924	0.0
4,667		EFG International	22,247	0.0
1,020		Emmi AG	657,265	0.3
484		Feintool International Holding AG	50,837	0.0
2,177	@	Flughafen Zuerich AG	408,101	0.2
1,038		Forbo Holding AG	1,327,641	0.6
894		Galenica AG	1,152,234	0.5
766	@	Georg Fischer AG	624,368	0.3

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
53		Gurit Holding AG	$36,076	0.0
453	@	Helvetia Holding AG	227,487	0.1
273		HOCHDORF Holding AG	53,605	0.0
525		Huber & Suhner AG	30,551	0.0
36		Huegli Holding AG	31,500	0.0
3,064		Implenia AG	208,409	0.1
83		Interroll Holding AG	84,268	0.1
7,942		Julius Baer Group Ltd.	325,654	0.1
2,332		Kardex AG	234,172	0.1
642		Komax Holding AG - REG	143,111	0.1
21,973	@	Logitech International SA	438,646	0.2
16,743		Lonza Group AG	3,153,047	1.3
9		Metall Zug AG	26,465	0.0
38,748		OC Oerlikon Corp. AG	362,617	0.1
1,012	@	Partners Group	462,854	0.2
473		Rieter Holding AG	99,666	0.0
37		Schaffner Holding AG	8,575	0.0
1,231		Straumann Holding AG	469,968	0.2
2,260		Swiss Life Holding AG	515,528	0.2
462		Tamedia AG	79,844	0.0
8,621		Tecan Group AG	1,385,488	0.6
2,552		U-Blox AG	645,857	0.3
2,918		Valiant Holding	278,192	0.1
84		Vaudoise Assurances Holding SA	43,725	0.0
84		Vetropack Holding AG	131,986	0.0
10,090	#,@	Wizz Air Holdings Plc	206,851	0.1
568	@	Zehnder Group AG	21,985	0.0
			15,235,811	6.4

		Taiwan: 1.1%
33,593		Ability Enterprise Co. Ltd.	18,473	0.0
239,000		Accton Technology Corp.	415,138	0.2
24,000	@	Asia Optical Co., Inc.	20,741	0.0
1,649,000		AU Optronics Corp.	673,869	0.3
47,000		Catcher Technology Co., Ltd.	327,699	0.2
482,000		Innolux Corp.	178,525	0.1
25,587		ChipMOS Technologies (Bermuda) Ltd.	444,191	0.2
15,000		DFI Inc	23,754	0.0
42,000		Formosan Union Chemical	23,369	0.0
25,000		FSP Technology, Inc.	19,290	0.0
33,000		Hung Poo Real Estate Development Corp.	27,681	0.0
39,000		ITEQ Corp.	41,557	0.0
134,000		Lucky Cement Corp.	39,375	0.0
163,626		Mercuries & Associates Holdings Ltd.	98,287	0.1
14,177		Raydium Semiconductor Corp.	27,756	0.0
26,000		Sheng Yu Steel Co. Ltd.	17,997	0.0
33,000		Sinher Technology, Inc.	56,101	0.0
83,000		Sunonwealth Electric Machine Industry Co. Ltd.	69,734	0.0
93,000		Sunrex Technology Corp.	49,784	0.0
			2,573,321	1.1

		Thailand: 0.7%
37,200		Advanced Information Technology PCL	32,041	0.0
217,000		Cal-Comp Electronics Thailand PCL	20,547	0.0
156,500	@	Esso Thailand PCL	26,609	0.0
312,900		Hwa Fong Rubber Thailand PCL	40,546	0.0
197,100		MK Real Estate Development PCL	24,455	0.0
43,700		Padaeng Industry PCL	16,567	0.0
500,000		Raimon Land PCL	20,113	0.0
203,900		Star Petroleum Refining PCL	54,172	0.1
1,274,500		Thanachart Capital PCL	1,491,125	0.6
92,400		TKS Technologies PCL	22,701	0.0
			1,748,876	0.7

		Turkey: 0.0%
41,512	@	Akfen Gayrimenkul Yatirim Ortakligi AS	18,509	0.0
6,098	@	Cimentas Izmir Cimento Fabrikasi Turk AS	18,308	0.0
13,543		Is Yatirim Menkul Degerler A.S.	4,447	0.0
			41,264	0.0

		United Arab Emirates: 0.0%
102,811	@	Lamprell PLC	95,246	0.0

		United Kingdom: 14.4%
148,523		888 Holdings PLC	442,758	0.2
241,106		AA PLC	789,375	0.3
107,393		Abcam PLC	1,086,898	0.5
6,738		Advanced Medical Solutions Group PLC	19,262	0.0
9,301		Aggreko PLC	158,356	0.1
48,494		Ashmore Group PLC	213,671	0.1
2,572		Atkins WS PLC	47,608	0.0
61,224	#	Auto Trader Group PLC	300,472	0.1
3,983		Awilco Drilling PLC	15,886	0.0
283,668		B&M European Value Retail SA	965,525	0.4
71,263		Beazley PLC	373,287	0.2
9,222		Bellway PLC	255,658	0.1
38,118		Big Yellow Group PLC	357,358	0.2
31,280	@	Britvic PLC	258,923	0.1
6,204	@	BTG PLC	54,773	0.0
93,990	@	Cairn Energy PLC	222,619	0.1
28,179		Capital & Regional PLC	21,865	0.0
9,468		Caretech Holdings PLC	30,073	0.0
6,916		Cenkos Securities PLC	11,212	0.0
210,185	@	Centamin PLC	462,185	0.2
88,691	@	Cineworld Group PLC	689,098	0.3
25,816		Clinigen Group Plc	227,365	0.1
16,594		Computacenter PLC	179,644	0.1
37,989		Consort Medical PLC	519,844	0.2
6,515		Cranswick PLC	201,599	0.1
7,197		CVS Group PLC	75,913	0.0
130,322		Dart Group PLC	836,503	0.4
30,589	@	Davis Service Group PLC	516,601	0.2
3,166		De La Rue PLC	26,409	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
7,348		Dechra Pharmaceuticals PLC	$129,339	0.1
44,670	@	Domino's Pizza Group PLC	234,596	0.1
9,901		Drax Group PLC	44,783	0.0
52,645		DS Smith PLC	273,032	0.1
12,740		Dunelm Group PLC	143,317	0.1
71,188		Electrocomponents Plc	276,083	0.1
183,548		Elementis PLC	536,795	0.2
20,044	@	Faroe Petroleum PLC	17,773	0.0
6,581		Fidessa Group PLC	212,504	0.1
121,034		Gem Diamonds Ltd.	210,240	0.1
20,835		Genus PLC	502,033	0.2
2,971		Go-Ahead Group PLC	71,746	0.0
24,918		Greene King Plc	267,742	0.1
39,870	@	Greggs Plc	545,249	0.2
12,315		Hargreaves Services PLC	31,700	0.0
290,866	@	Hays PLC	457,552	0.2
13,140		Highland Gold Mining Ltd.	24,781	0.0
21,685		Hikma Pharmaceuticals PLC	755,088	0.3
58,920	L	Hill & Smith Holdings PLC	836,701	0.4
2,695		Hilton Food Group PLC	21,293	0.0
56,456	@	Howden Joinery Group PLC	322,822	0.1
84,252	@	Hunting PLC	456,120	0.2
22,750	@	IG Group Holdings PLC	266,485	0.1
91,141		Indivior PLC	357,540	0.2
43,512	@	Informa PLC	411,099	0.2
27,077		Inland Homes PLC	22,899	0.0
34,207	@	Intermediate Capital Group PLC	259,149	0.1
80,717		Investec PLC - INP - ZAR	481,582	0.2
27,425	@	Investec PLC - INVP - GBP	163,241	0.1
138,113	@	Ithaca Energy, Inc.	100,338	0.1
18,952		James Fisher & Sons PLC	375,228	0.2
19,217		JD Sports Fashion PLC	319,569	0.1
782		John Menzies PLC	6,106	0.0
13,313		Johnson Service Group PLC	16,386	0.0
71,547		Jupiter Fund Management PLC	400,147	0.2
16,011	@	Kainos Group PLC	36,012	0.0
91,000		Keller Group PLC	1,225,776	0.5
33,979		Kier Group PLC	482,439	0.2
114,860		Lookers PLC	161,892	0.1
742		Luxfer Holdings PLC ADR	8,978	0.0
14,323		Marshalls PLC	51,786	0.0
102,910		Mcbride PLC	222,000	0.1
107,249		Mears Group PLC	561,723	0.2
43,296		Meggitt PLC	250,768	0.1
74,779		Michael Page International PLC	334,669	0.1
14,979	@	Micro Focus International PLC	383,924	0.2
3,804	@	Mimecast Ltd.	41,958	0.0
12,698		Mitie Group PLC	41,860	0.0
50,631		Mondi PLC	1,024,632	0.4
110,965		Moneysupermarket.com Group PLC	438,349	0.2
93,345		National Express Group PLC	416,962	0.2
46,462		Northgate PLC	234,760	0.1
61,038		Novae Group PLC	657,152	0.3
157,042	@	Ophir Energy PLC	141,119	0.1
205,615		Pan African Resources PLC	61,227	0.0
612,751		Pendragon PLC	256,827	0.1
537,025	@	Petropavlovsk PLC	50,817	0.0
20,456	@	Playtech Ltd.	235,599	0.1
169,973		Polypipe Group plc	535,608	0.2
90,141	@	Premier Oil PLC	76,349	0.0
59,239		PZ Cussons PLC	266,325	0.1
78,282	@	QinetiQ PLC	232,454	0.1
7,493		Redcentric PLC	17,726	0.0
42,298		Redrow PLC	189,133	0.1
12,865		Renew Holdings PLC	58,017	0.0
128,038	@	Rentokil Initial PLC	364,035	0.2
73,899		Restaurant Group PLC	346,294	0.2
11,229		Rightmove PLC	601,995	0.3
24,552	@	RPC Group PLC	280,160	0.1
107,916		Safestore Holdings PLC	529,017	0.2
209,548		Saga PLC	563,106	0.2
45,164		Savills PLC	417,775	0.2
44,298	@	Softcat PLC	203,609	0.1
16,657	@	Spirent Communications PLC	19,950	0.0
7,885		SSP Group Plc	33,425	0.0
16,427	@	Trinity Mirror PLC	16,326	0.0
23,459		Tullett Prebon PLC	103,138	0.0
273,894		Tyman PLC	1,069,332	0.5
24,002		Ultra Electronics Holdings PLC	543,285	0.2
95,437		Unite Group PLC	799,804	0.3
10,840	@	Vectura Group PLC	21,362	0.0
51,724		Vertu Motors PLC	33,029	0.0
43,643		Virgin Money Holdings UK PLC	152,212	0.1
121,265		Volution Group PLC	248,289	0.1
10,021		YouGov PLC	25,530	0.0
68,433		Synthomer PLC	331,125	0.1
			34,311,437	14.4

		United States: 0.6%
159,395	@	Alacer Gold Corp.	406,530	0.2
101,066	@,L	Argonaut Gold, Inc.	277,116	0.1
5,095	@	China Cord Blood Corp.	27,309	0.0
2,377	@	Global Sources Ltd.	21,345	0.0
2,416	@	ICON PLC	187,651	0.1
10,504	@,L	magicJack VocalTec Ltd.	62,814	0.0
1,546	@	Nova Measuring Instruments Ltd.	17,423	0.0
4,318	@	Orbotech Ltd.	123,192	0.1
11,162		Orion Engineered Carbons SA	182,499	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
31,970	@ Vista Gold Corp.	$51,472	0.0
		1,357,351	0.6

	Total Common Stock
	(Cost $224,330,562)	236,216,305	98.9

PREFERRED STOCK: 0.6%
	Germany: 0.6%
12,263	Biotest AG	186,995	0.1
15,057	Draegerwerk AG & Co. KGaA	997,282	0.4
3,804	Jungheinrich AG	116,030	0.1
110	KSB AG	46,492	0.0
640	STO AG	76,550	0.0
4,755	Villeroy & Boch AG	72,512	0.0
		1,495,861	0.6

	South Africa: 0.0%
776	Absa Bank Ltd.	44,721	0.0

	Total Preferred Stock
	(Cost $1,262,173)	1,540,582	0.6

RIGHTS: 0.0%
	United Kingdom: 0.0%
334	@ Faroe Petroleum PLC	4	0.0

	Total Rights
	(Cost $–)	4	0.0

INVESTMENT COMPANIES: 0.1%
	United Kingdom: 0.1%
5,000	Electra Private Equity PLC	253,675	0.1

	Total Investment Companies
	(Cost $287,294)	253,675	0.1

	Total Long-Term Investments
	(Cost $225,880,029)	238,010,566	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Securities Lending Collateralcc: 2.5%
1,377,730	Cantor Fitzgerald, Repurchase Agreement dated 07/29/16, 0.37%, due 08/01/16 (Repurchase Amount $1,377,772, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,405,285, due 08/03/16-05/20/66)	1,377,730	0.6
1,377,730	Daiwa Capital Markets, Repurchase Agreement dated 07/29/16, 0.40%, due 08/01/16 (Repurchase Amount $1,377,775, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-8.125%, Market Value plus accrued interest $1,405,235, due 08/10/16-09/09/49)	1,377,730	0.6
290,001	HSBC Securities USA, Repurchase Agreement dated 07/29/16, 0.33%, due 08/01/16 (Repurchase Amount $290,009, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $295,801, due 04/01/25-08/01/48)	290,001	0.1
1,377,730	Millenium Fixed Income Ltd., Repurchase Agreement dated 07/29/16, 0.38%, due 08/01/16 (Repurchase Amount $1,377,773, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,405,285, due 03/15/18-02/15/44)	1,377,730	0.6
1,377,730	Nomura Securities, Repurchase Agreement dated 07/29/16, 0.36%, due 08/01/16 (Repurchase Amount $1,377,771, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,405,285, due 08/25/16-05/20/66)	1,377,730	0.6
		5,800,921	2.5

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
540,098	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.390%††
	(Cost $540,098)	$540,098	0.2

	Total Short-Term Investments
	(Cost $6,341,019)	6,341,019	2.7

	Total Investments in Securities (Cost $232,221,048)	$244,351,585	102.3
	Liabilities in Excess of Other Assets	(5,429,977)	(2.3)
	Net Assets	$238,921,608	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at July 31, 2016.

Cost for federal income tax purposes is $232,931,156.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$35,805,221
Gross Unrealized Depreciation	(24,384,792)

Net Unrealized Appreciation	$11,420,429

Sector Diversification	Percentage of Net Assets
Industrials	21.9%
Consumer Discretionary	16.9
Financials	16.5
Health Care	13.3
Materials	10.9
Information Technology	10.8
Consumer Staples	4.3
Energy	3.1
Telecommunication Services	1.2
Utilities	0.7
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(2.3)
Net Assets	100.0%

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$1,516,888	$11,330,511	$–	$12,847,399
Austria	–	2,336,065	–	2,336,065
Belgium	112,273	3,632,933	–	3,745,206
Bermuda	–	38,462	–	38,462
Canada	14,346,375	–	–	14,346,375
China	248,901	393,504	–	642,405
Denmark	44,049	1,492,201	–	1,536,250
Finland	287,329	1,570,650	–	1,857,979
France	2,599,508	13,320,136	–	15,919,644
Georgia	131,237	–	–	131,237
Germany	894,383	13,264,284	–	14,158,667
Gibraltar	20,929	–	–	20,929
Greece	–	30,439	–	30,439
Hong Kong	56,610	3,748,565	5,232	3,810,407
India	95,811	2,728,486	–	2,824,297
Indonesia	20,981	41,602	–	62,583
Ireland	565,060	439,193	–	1,004,253
Israel	577,318	317,936	–	895,254
Italy	902,521	12,468,953	–	13,371,474
Japan	–	62,593,404	–	62,593,404
Liechtenstein	18,496	58,877	–	77,373
Luxembourg	1,540,795	1,578,660	–	3,119,455
Malaysia	161,193	84,583	–	245,776
Malta	–	380,648	–	380,648
Mexico	409,815	–	–	409,815
Netherlands	1,181,885	3,054,243	–	4,236,128
New Zealand	–	800,320	–	800,320
Norway	945,298	1,128,851	–	2,074,149
Philippines	–	118,442	–	118,442
Poland	–	150,470	–	150,470
Portugal	–	372,237	–	372,237
Qatar	–	75,800	–	75,800
Singapore	517,448	1,088,492	–	1,605,940
South Africa	56,159	746,069	–	802,228
South Korea	315,788	6,020,378	–	6,336,166
Spain	–	2,080,800	–	2,080,800
Sweden	781,443	5,013,080	–	5,794,523
Switzerland	1,002,658	14,233,153	–	15,235,811
Taiwan	471,947	2,101,374	–	2,573,321
Thailand	1,523,166	225,710	–	1,748,876
Turkey	–	41,264	–	41,264
United Arab Emirates	95,246	–	–	95,246
United Kingdom	7,756,511	26,554,926	–	34,311,437
United States	1,357,351	–	–	1,357,351
Total Common Stock	40,555,372	195,655,701	5,232	236,216,305
Preferred Stock	117,233	1,423,349	–	1,540,582
Rights	–	4	–	4
Short-Term Investments	540,098	5,800,921	–	6,341,019
Investment Companies	–	253,675	–	253,675
Total Investments, at fair value	$41,212,703	$203,133,650	$5,232	$244,351,585

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

(1)	For the period ended July 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2016, securities valued at $5,721,473 and $6,106,775 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy. In addition, certain securities valued at $5,323 were transferred from Level 2 to Level 3 due to significant unobservable inputs.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 86.4%
	Consumer Staples: 11.3%
35,000	@ Magnit OJSC	$5,418,491	7.0
58,900	Magnit PJSC GDR	2,259,833	2.9
48,000	@ X5 Retail Group N.V. GDR	1,047,089	1.4
		8,725,413	11.3

	Energy: 27.4%
302,330	@ Gazprom Neft JSC	761,245	1.0
70,000	Gazprom Neft PAO ADR	859,557	1.1
500,000	Gazprom PJSC	1,042,558	1.4
490,000	Gazprom PJSC - SPON ADR ADR	2,013,900	2.6
210,000	Lukoil PJSC ADR	9,126,180	11.7
50,300	Novatek OJSC GDR	5,056,027	6.5
85,000	Tatneft PAO ADR	2,401,250	3.1
		21,260,717	27.4

	Financials: 17.0%
205,101	@ Halyk Savings Bank of Kazakhstan JSC GDR	984,485	1.2
2,960,000	@ Moscow Exchange MICEX-RTS PJ	5,097,515	6.6
805,000	Sberbank PAO ADR	7,124,250	9.2
		13,206,250	17.0

	Information Technology: 10.0%
52,800	@ EPAM Systems, Inc.	3,708,672	4.8
43,500	@ Luxoft Holding, Inc.	2,563,020	3.3
70,000	@ Yandex NV	1,515,500	1.9
		7,787,192	10.0

	Materials: 14.8%
3,430,000	@ Alrosa AO	3,707,571	4.8
251,000	MMC Norilsk Nickel PJSC ADR	3,694,720	4.7
185,000	PhosAgro OJSC GDR	2,553,000	3.3
130,000	Severstal PAO	1,563,241	2.0
		11,518,532	14.8

	Telecommunication Services: 5.9%
160,000	MegaFon PJSC GDR	1,580,637	2.0
200,000	Mobile TeleSystems PJSC ADR	1,778,000	2.3
150,000	Sistema JSFC GDR	1,221,000	1.6
		4,579,637	5.9

	Total Common Stock
	(Cost $58,585,831)	67,077,741	86.4

PREFERRED STOCK: 7.2%
	Energy: 7.2%
9,000,000	Surgutneftegas OAO	4,448,065	5.7
450,000	@ Tatneft	1,154,594	1.5

	Total Preferred Stock
	(Cost $4,782,109)	5,602,659	7.2

	Total Long-Term Investments
	(Cost $63,367,940)	72,680,400	93.6

SHORT-TERM INVESTMENTS: 4.8%
	Mutual Funds: 4.8%
3,758,794	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.390%††
	(Cost $3,758,794)	3,758,794	4.8

	Total Short-Term Investments
	(Cost $3,758,794)	3,758,794	4.8

	Total Investments in Securities (Cost $67,126,734)	$76,439,194	98.4
	Assets in Excess of Other Liabilities	1,276,968	1.6
	Net Assets	$77,716,162	100.0

††	Rate shown is the 7-day yield as of July 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Cost for federal income tax purposes is $68,211,212.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$15,734,259
Gross Unrealized Depreciation	(7,506,277)

Net Unrealized Appreciation	$8,227,982

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$–	$8,725,413	$–	$8,725,413
Energy	13,541,330	7,719,387	–	21,260,717
Financials	8,108,735	5,097,515	–	13,206,250
Information Technology	7,787,192	–	–	7,787,192
Materials	6,247,720	5,270,812	–	11,518,532
Telecommunication Services	2,999,000	1,580,637	–	4,579,637
Total Common Stock	38,683,977	28,393,764	–	67,077,741
Preferred Stock	–	5,602,659	–	5,602,659
Short-Term Investments	3,758,794	–	–	3,758,794
Total Investments, at fair value	$42,442,771	$33,996,423	$–	$76,439,194

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Item 2. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 23, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 23, 2016